Schedule of Investments
(unaudited)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a) (b)
........... USD 2,000 $ 2,000,955
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.73%, 02/15/37
(a) (c)
................. EUR 100 118,760
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.11%, 01/18/43
(a) (b)
................. USD 1,000 999,269
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.70%), 5.36%, 08/18/44
(a) (b)
1,000 999,996
AGL CLO 11 Ltd., Series 2021-11A, Class CR,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.62%, 10/15/38
(a) (b)
........... 500 501,620
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.05%, 10/20/37
(a) (b)
........... 1,500 1,503,024
AGL CLO 33 Ltd., Series 2024-33A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/21/37
(a) (b)
........... 2,000 2,004,931
AMSR Trust
(b)
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ...................... 100 95,298
Series 2026-SFR1, Class F1, 3.78%,
04/17/31 ...................... 2,000 1,729,098
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.29%, 07/15/37
(a) (b)
. 2,000 2,004,484
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.47%, 07/25/39
(a) (c)
................. EUR 100 117,838
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.06%, 12/17/29
(a) (b)
................. USD 1,150 1,148,488
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a) (b)
...... 2,000 2,003,894
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a) (b) (d) (e)
........... 500 715
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.10%, 07/18/37
(a) (b)
.......... 2,000 2,002,509
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 01/15/39
(a) (c)
................. EUR 100 117,239
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.35%, 10/15/38
(a) (c)
................. 100 117,599
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 04/15/38
(a) (c)
................. 100 115,660
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.25%, 01/15/38
(a) (c)
................. 100 116,976
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A2R, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 07/20/37
(a) (b)
.......... USD 1,000 1,004,227
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.21%,
07/20/37
(a) (b)
...................... 2,000 2,002,594
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/15/37
(a) (b)
...................... 1,650 1,655,606
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a) (b)
USD 2,000 $ 2,000,141
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.94%, 01/19/38
(a) (b)
.......... 1,000 1,001,769
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 01/15/38
(a) (b)
. 2,000 2,004,602
Carlyle US CLO Ltd.
(a)(b)
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/15/37 ...................... 2,000 2,003,850
Series 2022-6A, Class A1R2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
4.90%, 10/25/38 ................. 1,250 1,252,180
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.53%, 07/16/31
(a) (b)
........... 1,600 1,605,111
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a) (b) (d) (e)
....... 1,000 166,870
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.20%, 10/15/39
(a) (c)
........... EUR 100 117,189
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................. USD 2,000 2,003,893
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.00%,
01/18/38 ...................... 2,532 2,537,658
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................. 2,400 2,404,882
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/34 ...................... 1,750 1,750,596
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 1,000 1,002,092
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.18%,
04/18/37 ...................... 1,500 1,501,403
Clover CLO LLC
(a)(b)
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
7.13%, 04/20/37 ................. 500 490,010
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.06%, 07/15/37 ................. 1,250 1,251,490
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.22%,
01/25/35 ...................... 1,000 992,484
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.30%, 10/15/37
(a) (c)
................. EUR 100 115,714
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.62%, 01/23/38
(a) (c)
................. 120 139,604
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class D1, (3-mo. CME Term SOFR at 3.25%
Floor + 3.25%), 6.93%, 04/20/38
(a) (b)
...... USD 1,000 1,004,631
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.00%,
01/15/38 ...................... 2,500 2,505,497

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
01/15/38 ...................... USD 2,500 $ 2,509,769
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.02%, 07/15/37
(a) (b)
...... 1,000 1,000,785
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.40%, 01/15/38
(a) (c)
................. EUR 100 116,606
Elmwood CLO 37 Ltd., Series 2024-13A, Class
D1, (3-mo. CME Term SOFR at 2.60% Floor +
2.60%), 6.28%, 01/17/38
(a) (b)
........... USD 2,000 2,008,052
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.80%, 10/15/34
(a) (c)
.......... EUR 250 294,275
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.05%,
08/19/42 ...................... USD 1,150 1,146,757
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.11%,
01/19/44 ...................... 704 703,160
Garnet CLO 4 Ltd., Series 2025-4A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 01/20/39
(a) (b)
........... 1,500 1,502,087
GoldenTree Loan Management US CLO 17 Ltd.,
Series 2023-17A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.33%,
01/20/39
(a) (b)
...................... 1,000 1,004,487
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.02%,
10/20/37
(a) (b)
...................... 3,000 3,007,093
Golub Capital Partners CLO 62B Ltd., Series
2022-62A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%, 10/15/37
(a) (b)
2,400 2,404,562
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 4.13%, 03/25/36
(a)
........... 50 13,939
Hambridge Euro CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.54%, 10/20/38
(a) (c)
................. EUR 100 118,423
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.76%,
04/25/39
(a) (c)
...................... 130 151,168
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(a) (b)
........... USD 1,000 1,002,438
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class A1, (3-mo. CME Term SOFR at 1.54%
Floor + 1.54%), 5.22%, 07/20/37
(a) (b)
...... 1,750 1,752,378
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.06%, 10/22/37
(a) (b)
...... 2,000 2,004,261
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.28%, 04/22/37
(a) (b)
.......... 1,000 1,001,546
Long Beach Mortgage Loan Trust, Series 2006-9,
Class 2A2, (1-mo. CME Term SOFR at 0.22%
Floor + 0.33%), 3.99%, 10/25/36
(a)
....... 410 123,226
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.81%, 04/23/38
(a) (b)
. 2,000 1,997,808
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 6.85%, 08/15/37
(a) (b)
...... 2,500 2,503,260
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term SOFR
at 0.56% Floor + 0.67%), 4.33%, 05/25/37
(a)
. USD 650 $ 563,221
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.01%, 02/18/41
(a) (b)
................. 1,000 998,369
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.01%, 10/20/38
(a) (b)
.......... 1,500 1,503,541
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.88%, 03/31/38
(a) (b)
........... 1,500 1,500,765
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class D1R2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 6.18%, 04/20/38
(a) (b)
2,000 1,989,804
Oaktree CLO Ltd., Series 2020-1A, Class ARR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.19%), 4.86%, 01/15/38
(a) (b)
........... 1,000 1,000,141
OCP CLO Ltd.
(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.01%, 11/26/37 ................. 1,000 1,002,387
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 07/20/37 ................. 1,000 1,002,185
Series 2021-23A, Class AR2, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.87%, 01/17/39 ................. 2,000 2,000,235
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 5.79%, 07/17/30
(a) (b)
250 250,478
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class D2R, (3-mo. CME Term SOFR at 4.10%
Floor + 4.10%), 7.78%, 07/20/37
(a) (b)
...... 1,000 984,394
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R4, (3-mo. CME Term SOFR at
2.50% Floor + 2.50%), 6.16%, 02/20/38
(a) (b)
. 1,000 996,133
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 6.97%, 04/23/37
(a) (b)
...... 1,700 1,705,199
Palmer Square CLO Ltd.
(a)(b)
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
10/15/38 ...................... 1,750 1,754,762
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
07/15/38 ...................... 3,000 3,007,990
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/15/38 ...................... 1,400 1,404,157
Series 2021-4A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.52%, 07/15/38 ................. 3,000 3,003,915
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
07/20/37 ...................... 2,000 2,004,681
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.16%,
08/18/43
(a) (b)
...................... 1,000 1,001,580
Pikes Peak CLO 5, Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.08%, 10/20/37
(a) (b)
........... 1,100 1,102,323
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.34%, 03/19/43
(a) (b)
........... 900 900,119

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.08%, 07/17/37
(a) (b)
........... USD 1,000 $ 1,001,375
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a) (b)
...... 2,000 2,004,453
Renaissance Home Equity Loan Trust, Series
2004-4, Class MF2, 5.82%, 02/25/35
(f)
..... 460 412,515
Rockford Tower CLO Ltd., Series 2018-2A, Class
C, (3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.14%, 10/20/31
(a) (b)
........... 300 301,039
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.16%, 10/25/37 . EUR 100 117,842
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.18%, 01/15/40 . 150 177,447
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
4.98%, 01/15/37
(a) (b)
................. USD 1,000 1,002,566
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.52%, 01/15/37
(a) (b)
................. 1,200 1,200,000
Sandstone Peak IV Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.95%, 01/20/39
(a) (b)
........... 1,000 1,002,386
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.70%, 07/15/38
(a) (c)
........... EUR 100 117,062
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.38%, 01/20/38
(a) (b)
........... USD 1,500 1,505,561
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 01/15/38
(a) (b)
........... 1,700 1,704,346
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a) (b)
........... 1,000 1,000,908
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.10%, 01/15/39
(a) (c)
................. EUR 100 117,679
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 07/21/37
(a) (b)
........... USD 2,000 2,004,492
Sixth Street CLO XI Ltd., Series 2018-11A, Class
DR, (3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 7.37%, 04/25/37
(a) (b)
........... 300 299,210
Sixth Street CLO XV Ltd., Series 2020-15A,
Class AR, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.04%, 10/24/37
(a) (b)
...... 1,000 1,001,927
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.33%, 07/17/38
(a) (b)
...... 750 753,358
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a) (c)
................. EUR 100 118,346
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.28%,
04/20/37 ...................... USD 1,000 1,001,255
Series 2025-6A, Class D1A, (3-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 6.38%,
04/20/38 ...................... 2,000 2,001,598
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 2,000 2,004,170
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ...................... USD 1,000 $ 1,001,677
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.07%, 07/23/37 ................. 1,000 1,001,593
Series 2022-2A, Class AR, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.92%,
03/27/38 ...................... 2,000 2,004,140
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 164 230,783
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 6.84%, 04/20/31
(a) (b)
........... USD 500 502,886
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.20%, 01/15/39
(a) (c)
................. EUR 250 294,283
Total Asset-Backed Securities — 8 .4%
(Cost: $ 132,793,971 ) .............................. 132,139,802
Shares
Shares
Common Stocks
Aerospace & Defense — 0.9%
Airbus SE .......................... 2,229 459,529
Axon Enterprise, Inc.
(e)
................. 134 53,836
BAE Systems plc ..................... 37,107 1,032,078
Boeing Co. (The)
(e)
.................... 3,542 811,224
BWX Technologies, Inc. ................ 812 175,709
Curtiss-Wright Corp. ................... 461 332,012
Dassault Aviation SA .................. 1,061 371,029
Elbit Systems Ltd. .................... 162 134,775
GE Aerospace ....................... 1,597 463,018
General Dynamics Corp. ................ 505 173,871
Hanwha Aerospace Co. Ltd. ............. 248 236,931
Hanwha Systems Co. Ltd. ............... 2,083 164,736
HEICO Corp. ....................... 844 227,812
Hensoldt AG
(g)
....................... 2,450 221,073
Hexcel Corp. ........................ 1,226 115,085
Howmet Aerospace, Inc. ................ 1,470 357,269
Huntington Ingalls Industries, Inc. .......... 655 238,610
Kongsberg Gruppen ASA ............... 15,659 523,955
Korea Aerospace Industries Ltd. ........... 984 112,734
Kratos Defense & Security Solutions, Inc.
(e)
... 2,832 178,558
L3Harris Technologies, Inc. .............. 1,704 546,217
Leonardo DRS, Inc. ................... 5,371 218,224
Leonardo SpA ....................... 7,791 486,515
Lockheed Martin Corp. ................. 1,653 856,204
Melrose Industries plc .................. 3,816 25,042
Moog, Inc. , Class A ................... 357 107,568
Northrop Grumman Corp. ............... 2,008 1,163,596
Rheinmetall AG ...................... 482 768,699
Rolls-Royce Holdings plc ............... 43,838 705,422
RTX Corp. ......................... 4,800 845,136
Saab AB , Class B .................... 8,467 513,974
Safran SA .......................... 2,499 802,461
Singapore Technologies Engineering Ltd. ..... 35,900 304,234
Textron, Inc. ........................ 1,404 134,728
Thales SA .......................... 2,355 647,007
TransDigm Group, Inc. ................. 293 339,874
Woodward, Inc. ...................... 459 166,612
15,015,357

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.1%
Deutsche Post AG .................... 4,983 $ 295,065
DSV A/S ........................... 89 21,889
FedEx Corp. ........................ 3,637 1,466,838
1,783,792
Automobile Components — 0.1%
Aisin Corp. ......................... 1,500 23,786
Aptiv plc
(e)
.......................... 2,780 167,523
Bridgestone Corp. .................... 17,300 359,512
Cie Generale des Etablissements Michelin SCA 8,343 302,234
Continental AG
(e)
..................... 1,381 104,491
Denso Corp. ........................ 13,800 164,883
Magna International, Inc. ................ 3,330 211,933
Sumitomo Electric Industries Ltd. .......... 2,300 151,419
Versigent plc
(e)
....................... 1,160 40,565
1,526,346
Automobiles — 0.1%
Mercedes-Benz Group AG ............... 2,024 117,979
Subaru Corp. ....................... 8,800 131,078
Suzuki Motor Corp. ................... 13,400 149,858
Toyota Motor Corp. ................... 77,200 1,481,886
Yamaha Motor Co. Ltd. ................. 12,500 87,800
1,968,601
Banks — 2.6%
ABN AMRO Bank NV , CVA
(c)
............. 9,133 317,982
AIB Group plc ....................... 23,544 271,381
AL Sydbank ........................ 2,303 196,417
ANZ Group Holdings Ltd. ............... 224 5,950
Banca Monte dei Paschi di Siena SpA ....... 36,989 394,292
Banco Bilbao Vizcaya Argentaria SA ........ 39,465 871,482
Banco BPM SpA ..................... 19,402 282,707
Banco Comercial Portugues SA , Class R ..... 347,125 371,035
Banco de Sabadell SA ................. 71,649 277,783
Banco Santander SA .................. 106,301 1,297,120
Bank Hapoalim BM ................... 4,934 132,379
Bank Leumi Le-Israel BM ............... 5,291 133,940
Bank of America Corp. ................. 45,109 2,411,527
Bank of Ireland Group plc ............... 27,074 533,287
Bankinter SA ........................ 17,424 289,954
Banque Cantonale Vaudoise (Registered) .... 1,951 307,428
Barclays plc ........................ 189,976 1,116,663
BAWAG Group AG
(b) (c)
.................. 1,766 302,429
BNP Paribas SA ..................... 9,267 973,234
BOC Hong Kong Holdings Ltd. ............ 53,000 304,866
BPER Banca SpA .................... 25,597 377,857
CaixaBank SA ....................... 47,874 609,357
Chiba Bank Ltd. (The) .................. 700 9,662
Citigroup, Inc. ....................... 10,359 1,325,745
Citizens Financial Group, Inc. ............ 2,762 179,668
Commerzbank AG .................... 9,204 380,437
Commonwealth Bank of Australia .......... 4,740 597,035
Credit Agricole SA .................... 28,418 555,064
Danske Bank A/S ..................... 8,971 461,186
DBS Group Holdings Ltd. ............... 27,402 1,263,524
DNB Bank ASA ...................... 29,003 878,308
Erste Group Bank AG .................. 4,484 495,465
FinecoBank Banca Fineco SpA ........... 10,501 260,694
First Citizens BancShares, Inc. , Class A ...... 336 666,563
HSBC Holdings plc ................... 142,662 2,624,956
ING Groep NV ....................... 23,884 691,236
Intesa Sanpaolo SpA .................. 128,233 871,245
Israel Discount Bank Ltd. , Class A ......... 3,862 42,964
Japan Post Bank Co. Ltd. ............... 5,900 101,246
JPMorgan Chase & Co. ................ 9,081 2,844,442
Security
Shares
Shares Value
Banks (continued)
Jyske Bank A/S (Registered) ............. 1,452 $ 202,139
KBC Ancora ........................ 2,185 199,454
KBC Group NV ...................... 3,054 406,481
Lion Finance Group plc ................. 1,361 204,459
Lloyds Banking Group plc ............... 566,549 770,112
Mitsubishi UFJ Financial Group, Inc. ........ 37,400 671,810
Mizrahi Tefahot Bank Ltd. ............... 1,438 113,075
Mizuho Financial Group, Inc. ............. 6,900 296,719
National Australia Bank Ltd. .............. 6,769 195,812
NatWest Group plc .................... 177,936 1,419,196
Nordea Bank Abp .................... 66,061 1,242,270
Oversea-Chinese Banking Corp. Ltd. ....... 51,600 890,235
Raiffeisen Bank International AG .......... 5,567 303,656
Regions Financial Corp. ................ 13,481 384,883
Resona Holdings, Inc. ................. 6,500 81,300
Ringkjoebing Landbobank A/S ............ 752 187,896
Sberbank of Russia PJSC
(e) (h)
............. 98,136 13
Skandinaviska Enskilda Banken AB , Class A .. 19,081 377,655
Societe Generale SA .................. 8,141 655,351
SpareBank 1 Sor-Norge ASA ............. 9,178 198,352
Standard Chartered plc ................. 22,696 577,950
Sumitomo Mitsui Financial Group, Inc. ....... 13,100 462,549
Sumitomo Mitsui Trust Group, Inc. ......... 9,300 310,930
Svenska Handelsbanken AB , Class A ....... 23,189 329,514
Swedbank AB , Class A ................. 9,775 345,539
TBC Bank Group plc .................. 2,545 167,961
Unicaja Banco SA
(b) (c)
.................. 64,478 209,317
UniCredit SpA ....................... 25,344 1,958,645
United Overseas Bank Ltd. .............. 16,000 455,665
Valiant Holding AG (Registered) ........... 679 157,812
Wells Fargo & Co. .................... 11,598 953,704
Westpac Banking Corp. ................ 3,957 110,704
40,869,668
Beverages — 0.3%
Anheuser-Busch InBev SA .............. 2,760 208,550
Asahi Group Holdings Ltd. ............... 300 2,954
Coca-Cola HBC AG ................... 3,093 180,411
Diageo plc ......................... 746 15,084
Heineken Holding NV .................. 412 29,277
Heineken NV ....................... 747 58,154
Keurig Dr Pepper, Inc. ................. 10,511 309,023
Molson Coors Beverage Co. , Class B ....... 5,203 222,376
PepsiCo, Inc. ....................... 20,236 3,207,204
4,233,033
Biotechnology — 0.2%
Amgen, Inc. ........................ 8,328 2,883,570
Argenx SE
(e)
........................ 165 129,398
CSL Ltd. ........................... 8,121 733,006
Genmab A/S
(e)
....................... 321 84,993
Swedish Orphan Biovitrum AB
(e)
........... 1,384 64,928
Zealand Pharma A/S
(e)
................. 212 10,027
3,905,922
Broadline Retail — 0.1%
Amazon.com, Inc.
(e)
................... 3,968 1,051,758
Canadian Tire Corp. Ltd. , Class A .......... 654 90,954
Next plc ........................... 327 57,712
Pan Pacific International Holdings Corp. ..... 26,700 151,016
Prosus NV , Class N ................... 2,423 117,305
Rakuten Group, Inc.
(e)
.................. 2,400 11,685
Wesfarmers Ltd. ..................... 3,497 185,769
1,666,199

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 0.2%
AGC, Inc. .......................... 400 $ 14,346
Allegion plc ......................... 724 99,536
Assa Abloy AB , Class B ................ 6,267 241,203
Belimo Holding AG (Registered) ........... 165 151,100
Carrier Global Corp. ................... 10,969 736,788
Cie de Saint-Gobain SA ................ 7,912 724,896
Daikin Industries Ltd. .................. 1,200 169,554
Fortune Brands Innovations, Inc. .......... 8,636 350,103
Geberit AG (Registered) ................ 162 109,473
Johnson Controls International plc ......... 1,987 290,162
Kingspan Group plc ................... 969 89,655
Masco Corp. ........................ 2,160 155,131
Nibe Industrier AB , Class B .............. 32,909 149,599
ROCKWOOL A/S , Class B .............. 2,224 64,742
Trane Technologies plc ................. 681 335,420
3,681,708
Capital Markets — 0.6%
3i Group plc ........................ 865 30,083
Avanza Bank Holding AB ............... 4,613 166,752
Banca Generali SpA ................... 3,110 203,989
Carlyle Group, Inc. (The) ................ 3,163 158,371
CBOE Global Markets, Inc. .............. 447 134,140
Charles Schwab Corp. (The) ............. 7,435 681,343
Daiwa Securities Group, Inc. ............. 4,300 40,475
Deutsche Bank AG (Registered) ........... 20,974 651,642
Deutsche Boerse AG .................. 615 188,681
Goldman Sachs Group, Inc. (The) ......... 1,892 1,747,773
Guotai Junan International Holdings Ltd.
(g)
.... 48,000 14,871
IG Group Holdings plc ................. 1,545 31,599
Intercontinental Exchange, Inc. ........... 3,618 571,970
Julius Baer Group Ltd. ................. 501 41,181
London Stock Exchange Group plc ......... 1,691 219,419
Macquarie Group Ltd. .................. 2,586 444,255
Morgan Stanley ...................... 12,044 2,295,466
MSCI, Inc. , Class A ................... 401 237,155
Nomura Holdings, Inc. ................. 22,900 183,425
Partners Group Holding AG .............. 292 317,463
Raymond James Financial, Inc. ........... 1,118 177,002
State Street Corp. .................... 2,112 322,798
Swissquote Group Holding SA (Registered) ... 15 7,591
UBS Group AG (Registered) ............. 13,282 587,752
9,455,196
Chemicals — 0.4%
Air Liquide SA ....................... 2,350 505,580
Air Products & Chemicals, Inc. ............ 704 211,235
Akzo Nobel NV ...................... 1,399 82,117
Arkema SA ......................... 723 52,767
Asahi Kasei Corp. .................... 20,500 201,717
BASF SE .......................... 5,981 383,601
DSM-Firmenich AG ................... 4,427 330,648
DuPont de Nemours, Inc. ............... 2,212 101,000
Evonik Industries AG .................. 3,638 75,246
Johnson Matthey plc .................. 422 11,933
Linde plc .......................... 3,221 1,614,172
Mitsui Chemicals, Inc. .................. 2,200 26,838
Mosaic Co. (The) ..................... 6,599 153,559
Nitto Denko Corp. .................... 4,600 87,493
Nutrien Ltd. ......................... 6,096 463,365
Orica Ltd. .......................... 8,500 129,646
PPG Industries, Inc. ................... 3,275 355,338
Sherwin-Williams Co. (The) .............. 1,292 415,520
Shin-Etsu Chemical Co. Ltd. ............. 5,200 239,419
Sika AG (Registered) .................. 910 167,864
Sumitomo Chemical Co. Ltd. ............. 53,600 174,901
Security
Shares
Shares Value
Chemicals (continued)
Symrise AG , Class A .................. 56 $ 4,954
Toray Industries, Inc. .................. 2,200 15,795
Tosoh Corp. ........................ 1,900 29,279
5,833,987
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 1,040 119,944
Brambles Ltd. ....................... 17,960 292,613
Dai Nippon Printing Co. Ltd. ............. 3,200 60,612
Rentokil Initial plc ..................... 91,794 618,853
Rollins, Inc. ......................... 3,253 181,290
Secom Co. Ltd. ...................... 2,500 91,661
Securitas AB , Class B .................. 12,468 209,250
SPIE SA ........................... 2,759 160,085
Waste Management, Inc. ................ 3,339 776,484
WOM New Holdco
(e) (h)
.................. 2,389 35,835
2,546,627
Communications Equipment — 0.1%
Arista Networks, Inc.
(e) (g)
................ 2,507 432,984
Cisco Systems, Inc. ................... 5,947 544,150
F5, Inc.
(e)
.......................... 819 265,274
Motorola Solutions, Inc. ................ 470 206,344
Nokia OYJ ......................... 21,542 273,725
Telefonaktiebolaget LM Ericsson , Class B .... 48,963 584,080
2,306,557
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA 4,546 655,237
Bouygues SA ....................... 2,352 139,097
Eiffage SA ......................... 2,007 323,586
EMCOR Group, Inc. ................... 340 303,168
Ferrovial SE ........................ 3,121 214,324
Kajima Corp. ........................ 7,200 281,405
MasTec, Inc.
(e)
....................... 973 383,411
Obayashi Corp. ...................... 6,400 150,468
Quanta Services, Inc.
(g)
................. 658 478,873
Shimizu Corp. ....................... 4,700 90,804
Skanska AB , Class B .................. 5,283 142,680
Strabag SE ......................... 441 46,530
Taisei Corp. ........................ 700 75,909
United Site Services
(e) (h)
................. 5,712 41,412
Vinci SA ........................... 9,594 1,450,827
Webuild SpA ........................ 28,103 83,532
4,861,263
Construction Materials — 0.0%
Buzzi SpA .......................... 1,426 78,079
Heidelberg Materials AG ................ 1,083 238,957
Holcim AG ......................... 3,604 334,907
Wienerberger AG ..................... 1,806 52,363
704,306
Consumer Finance — 0.1%
American Express Co. ................. 2,522 814,732
Capital One Financial Corp. .............. 3,702 708,193
Cembra Money Bank AG ................ 1,228 150,170
1,673,095
Consumer Staples Distribution & Retail — 0.3%
Aeon Co. Ltd. ....................... 4,600 44,368
Coles Group Ltd. ..................... 26,380 420,444
Dollar General Corp. .................. 3,964 459,348
J Sainsbury plc ...................... 22,830 102,145
Kobe Bussan Co. Ltd. .................. 1,400 24,509
Koninklijke Ahold Delhaize NV ............ 19,145 899,230
Kroger Co. (The) ..................... 7,516 511,614

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Target Corp. ........................ 9,529 $ 1,236,388
Tesco plc .......................... 111,685 732,597
Woolworths Group Ltd. ................. 279 6,928
4,437,571
Containers & Packaging — 0.1%
Avery Dennison Corp. .................. 955 156,553
Crown Holdings, Inc. .................. 4,410 433,547
SIG Group AG
(e)
...................... 3,783 61,301
Smurfit WestRock plc .................. 11,903 456,956
1,108,357
Diversified REITs — 0.2%
Broadstone Net Lease, Inc. .............. 15,076 298,505
CapitaLand Integrated Commercial Trust ..... 419,400 781,140
Merlin Properties Socimi SA ............. 35,813 626,269
Mirvac Group
(i)
....................... 17,563 21,698
United Urban Investment Corp. ........... 550 620,421
WP Carey, Inc. ...................... 11,040 805,147
3,153,180
Diversified Telecommunication Services — 0.4%
BT Group plc ........................ 75,153 220,938
Cellnex Telecom SA
(b) (c)
................. 266 8,954
Comcast Corp. , Class A ................ 105,680 2,857,587
Deutsche Telekom AG (Registered) ........ 25,073 809,874
Elisa OYJ .......................... 2,105 102,236
Infrastrutture Wireless Italiane SpA
(b) (c)
....... 12,289 104,206
Koninklijke KPN NV ................... 61,289 327,746
Orange SA ......................... 23,055 480,059
Singapore Telecommunications Ltd. ........ 150,200 543,994
Telefonica SA ....................... 26,750 120,710
Telenor ASA ........................ 13,454 221,457
Telia Co. AB ........................ 21,943 114,697
Telstra Group Ltd. .................... 7,730 29,687
Verizon Communications, Inc. ............ 3,289 157,971
6,100,116
Electric Utilities — 1.0%
Acciona SA ......................... 514 149,617
Alliant Energy Corp. ................... 4,668 342,771
American Electric Power Co., Inc. .......... 9,399 1,288,697
CLP Holdings Ltd. .................... 21,500 206,729
Duke Energy Corp. ................... 5,360 694,388
Edison International ................... 9,894 687,534
EDP SA ........................... 36,850 200,990
Elia Group SA/NV , Class B
(e)
............. 2,518 417,587
Endesa SA ......................... 4,066 182,245
Enel SpA .......................... 135,902 1,586,750
Entergy Corp. ....................... 8,922 1,051,993
Evergy, Inc. ......................... 13,924 1,153,464
Eversource Energy ................... 9,134 645,774
FirstEnergy Corp. .................... 12,505 594,238
Iberdrola SA ........................ 28,830 675,897
Kansai Electric Power Co., Inc. (The) ....... 6,400 102,529
Korea Electric Power Corp. .............. 2,183 65,407
NextEra Energy, Inc. .................. 9,717 951,100
OGE Energy Corp. .................... 6,858 334,670
Origin Energy Ltd. .................... 408 3,568
PG&E Corp. ........................ 46,346 770,271
Pinnacle West Capital Corp. ............. 6,627 687,352
PPL Corp. ......................... 15,843 593,162
Southern Co. (The) ................... 9,729 940,794
Terna - Rete Elettrica Nazionale ........... 3,222 38,755
Tohoku Electric Power Co., Inc. ........... 22,000 153,665
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. ..................... 11,951 $ 991,336
15,511,283
Electrical Equipment — 0.5%
ABB Ltd. (Registered) .................. 12,766 1,291,150
Accelleron Industries AG ................ 135 14,464
AMETEK, Inc. ....................... 1,005 236,677
Eaton Corp. plc ...................... 885 383,214
Emerson Electric Co. .................. 2,266 318,237
Fujikura Ltd. ........................ 3,000 115,749
GE Vernova, Inc. ..................... 590 639,241
Generac Holdings, Inc.
(e)
................ 959 248,602
Hubbell, Inc. , Class B .................. 521 264,757
Legrand SA ........................ 1,772 317,478
Mitsubishi Electric Corp. ................ 8,600 345,127
Nexans SA ......................... 370 69,062
Nidec Corp.
(e)
....................... 3,000 46,211
NKT A/S
(e)
.......................... 1,246 184,050
Nordex SE
(e)
........................ 3,598 205,167
nVent Electric plc ..................... 1,490 212,921
Prysmian SpA ....................... 3,272 497,701
Schneider Electric SE .................. 1,580 502,770
Siemens Energy AG ................... 3,870 820,138
Vertiv Holdings Co. , Class A ............. 1,625 533,796
Vestas Wind Systems A/S ............... 9,316 286,461
7,532,973
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 3,317 488,494
CDW Corp. ......................... 3,093 423,463
Halma plc .......................... 2,287 137,626
Hamamatsu Photonics KK ............... 2,700 34,804
Hexagon AB , Class B .................. 11,812 129,045
Horiba Ltd. ......................... 100 13,924
Keyence Corp. ...................... 500 229,333
Keysight Technologies, Inc.
(e)
............. 304 106,373
Kyocera Corp. ....................... 600 10,426
Murata Manufacturing Co. Ltd. ............ 32,700 1,084,471
Shimadzu Corp. ...................... 3,300 76,710
TDK Corp. ......................... 12,000 219,413
Teledyne Technologies, Inc.
(e)
............. 294 189,880
3,143,962
Energy Equipment & Services — 0.0%
Baker Hughes Co. , Class A .............. 4,828 336,367
Tenaris SA ......................... 2,419 77,218
413,585
Entertainment — 0.0%
Nintendo Co. Ltd. ..................... 3,400 166,324
Walt Disney Co. (The) ................. 4,029 418,009
584,333
Financial Services — 0.2%
Adyen NV
(b) (c) (e)
...................... 47 53,037
Aimbridge Topco LLC
(e) (h)
................ 1,250 49,998
Banca Mediolanum SpA ................ 3,621 79,367
Edenred SE ........................ 2,895 72,503
Groupe Bruxelles Lambert NV ............ 388 36,246
Industrivarden AB , Class A
(g)
............. 789 41,916
M&G plc ........................... 7,406 30,438
Mitsubishi HC Capital, Inc. ............... 2,800 25,433
New Kleo Holdco
(e) (h)
................... 25,064 33,829
ORIX Corp. ......................... 3,900 131,260
Poste Italiane SpA
(b) (c)
.................. 7,464 198,124

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 6,558 $ 2,163,091
2,915,242
Food Products — 0.3%
Ajinomoto Co., Inc. .................... 3,500 112,492
Chocoladefabriken Lindt & Spruengli AG ..... 4 49,018
Danone SA ......................... 2,442 191,326
H-Food Holdings LLC
(e)
................. 1,291 23,319
Kerry Group plc , Class A ................ 495 41,951
McCormick & Co., Inc. (Non-Voting) ........ 5,373 273,163
Mondelez International, Inc. , Class A ........ 24,104 1,480,950
Mowi ASA .......................... 2,544 56,444
Nestle SA (Registered) ................. 20,232 2,048,281
NH Foods Ltd. ....................... 100 4,120
Orkla ASA .......................... 10,234 126,226
Tyson Foods, Inc. , Class A .............. 6,117 391,916
Yakult Honsha Co. Ltd. ................. 700 12,190
4,811,396
Gas Utilities — 0.1%
APA Group
(i)
........................ 3,363 25,122
Atmos Energy Corp. ................... 3,598 683,548
Enagas SA ......................... 1,690 33,818
Italgas SpA ......................... 15,599 188,433
Naturgy Energy Group SA ............... 7,588 238,494
Osaka Gas Co. Ltd. ................... 4,100 147,327
Snam SpA ......................... 30,418 239,859
Spire, Inc. .......................... 2,276 207,526
Tokyo Gas Co. Ltd. ................... 400 16,988
1,781,115
Ground Transportation — 0.2%
Aurizon Holdings Ltd. .................. 3,421 10,335
Canadian National Railway Co. ........... 6,667 748,838
Canadian Pacific Kansas City Ltd. ......... 7,013 609,943
CSX Corp. ......................... 6,435 292,342
East Japan Railway Co. ................ 7,200 157,168
Norfolk Southern Corp. ................. 688 217,291
SIRVA, Inc.
(e)
........................ 75 63
Union Pacific Corp. ................... 3,730 1,005,160
West Japan Railway Co. ................ 500 9,051
3,050,191
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories ................... 22,930 2,081,815
Alcon AG .......................... 65 4,852
Asahi Intecc Co. Ltd. .................. 500 10,521
Baxter International, Inc. ................ 27,041 475,381
Coloplast A/S , Class B ................. 1,569 96,923
EssilorLuxottica SA ................... 1,346 284,907
Fisher & Paykel Healthcare Corp. Ltd. ....... 3,031 65,319
Hoya Corp. ......................... 800 149,395
Koninklijke Philips NV .................. 5,006 132,047
Medtronic plc ....................... 23,031 1,864,820
ResMed, Inc. ....................... 773 165,275
Siemens Healthineers AG
(b) (c)
............. 5,657 231,961
Smith & Nephew plc ................... 713 11,033
Sonova Holding AG (Registered) .......... 619 135,690
STERIS plc ......................... 501 108,657
Sysmex Corp. ....................... 8,700 76,825
Terumo Corp. ....................... 13,600 173,047
6,068,468
Health Care Providers & Services — 0.5%
Amplifon SpA ....................... 1,631 18,067
Cardinal Health, Inc. ................... 2,058 396,947
Cigna Group (The) .................... 3,259 947,000
Security
Shares
Shares Value
Health Care Providers & Services (continued)
CVS Health Corp. .................... 9,512 $ 792,254
Elevance Health, Inc. .................. 3,776 1,421,362
Fresenius Medical Care AG .............. 1,757 79,502
Fresenius SE & Co. KGaA ............... 593 28,719
Sonic Healthcare Ltd. .................. 10,513 150,427
UnitedHealth Group, Inc. ................ 9,415 3,488,069
7,322,347
Health Care REITs — 0.4%
Aedifica SA ......................... 6,284 529,750
Alexandria Real Estate Equities, Inc. ........ 6,919 280,289
American Healthcare REIT, Inc. ........... 39,236 1,992,404
CareTrust REIT, Inc. ................... 22,977 906,442
Healthcare Realty Trust, Inc. , Class A ....... 8,721 163,083
Janus Living, Inc. , Class A-1
(e)
............ 14,370 377,069
Welltower, Inc. ....................... 6,889 1,497,255
5,746,292
Health Care Technology — 0.0%
M3, Inc. ........................... 900 8,669
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 665 261,643
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA ................. 457 26,370
Aristocrat Leisure Ltd. .................. 5,279 181,627
Carnival plc ......................... 586 15,545
Compass Group plc ................... 11,604 327,894
Darden Restaurants, Inc. ............... 1,977 396,507
Domino's Pizza, Inc. ................... 403 136,786
Entain plc .......................... 4,503 33,237
Evolution AB
(b) (c)
...................... 2,654 187,043
Expedia Group, Inc. ................... 407 101,087
Fortrex Holdings LLC
(e) (h)
................ 905 24,435
Galaxy Entertainment Group Ltd. .......... 11,000 46,930
InterContinental Hotels Group plc .......... 419 59,909
Marriott International, Inc. , Class A ......... 1,050 379,774
Restaurant Brands International, Inc. ........ 7,781 627,827
Sands China Ltd. ..................... 31,200 65,462
2,610,433
Household Durables — 0.0%
Panasonic Holdings Corp. ............... 4,200 85,914
Sekisui House Ltd. .................... 7,800 169,837
Sony Group Corp. .................... 29,900 599,057
854,808
Household Products — 0.1%
Essity AB , Class B .................... 1,186 31,407
Henkel AG & Co. KGaA ................ 1,297 89,384
Procter & Gamble Co. (The) ............. 1,652 242,993
Reckitt Benckiser Group plc .............. 9,993 635,841
Unicharm Corp. ...................... 16,800 97,878
1,097,503
Independent Power and Renewable Electricity Producers — 0.0%
Orsted A/S
(b) (c) (e)
...................... 715 19,121
RWE AG .......................... 6,788 494,252
Vistra Corp. ........................ 1,382 218,135
731,508
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. .............. 48,500 404,984
Hitachi Ltd. ......................... 18,600 591,449
Honeywell International, Inc. ............. 784 168,035
Jardine Matheson Holdings Ltd. ........... 1,100 74,990
Keppel Ltd. ......................... 22,700 194,299

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Lifco AB , Class B ..................... 415 $ 13,058
Sekisui Chemical Co. Ltd. ............... 5,000 76,619
Siemens AG (Registered) ............... 3,749 1,114,057
Smiths Group plc ..................... 5,497 189,788
2,827,279
Industrial REITs — 0.4%
CapitaLand Ascendas REIT .............. 11,719 23,033
EastGroup Properties, Inc. .............. 9,817 1,975,180
Goodman Group ..................... 53,696 1,163,364
LondonMetric Property plc ............... 348,779 897,784
Mitsui Fudosan Logistics Park, Inc. ......... 646 463,623
Prologis, Inc. ........................ 9,324 1,324,195
Rexford Industrial Realty, Inc. ............ 5,609 201,307
STAG Industrial, Inc. .................. 4,029 155,439
Tritax Big Box REIT plc ................. 236,747 485,947
Warehouses De Pauw CVA .............. 9,837 258,558
6,948,430
Insurance — 0.6%
Admiral Group plc .................... 4,226 194,253
Ageas SA .......................... 3,341 261,816
AIA Group Ltd. ...................... 54,000 592,854
Allianz SE (Registered) ................. 4,325 1,975,368
American International Group, Inc. ......... 1,588 118,782
Arthur J Gallagher & Co. ................ 1,129 233,026
ASR Nederland NV ................... 3,197 242,842
Aviva plc .......................... 9,649 81,836
AXA SA ........................... 35,713 1,721,556
Daiichi Life Group, Inc. ................. 11,400 104,375
Fidelity National Financial, Inc. , Class A ...... 4,629 242,097
Generali ........................... 13,218 592,325
Hannover Rueck SE ................... 64 19,338
Japan Post Holdings Co. Ltd. ............. 13,000 150,762
Legal & General Group plc .............. 7,728 26,520
MS&AD Insurance Group Holdings, Inc. ..... 3,200 82,285
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 369 220,725
NN Group NV ....................... 4,169 364,928
Progressive Corp. (The) ................ 6,612 1,330,863
Prudential plc ....................... 1,478 22,273
QBE Insurance Group Ltd. .............. 5,594 90,611
Sampo OYJ , Class A .................. 9,968 103,580
Sompo Holdings, Inc. .................. 2,200 81,874
Suncorp Group Ltd. ................... 2,074 25,810
T&D Holdings, Inc. .................... 1,500 36,342
Tokio Marine Holdings, Inc. .............. 5,700 261,042
Tryg A/S ........................... 8,951 215,080
Unipol Assicurazioni SpA ................ 5,206 136,026
Zurich Insurance Group AG .............. 397 276,796
9,805,985
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................. 9,027 3,473,590
Alphabet, Inc. , Class C ................. 1,974 753,949
LY Corp. ........................... 33,600 88,375
Meta Platforms, Inc. , Class A ............. 5,456 3,338,581
REA Group Ltd. ...................... 540 66,855
7,721,350
IT Services — 0.3%
Accenture plc , Class A ................. 11,420 2,040,868
Akamai Technologies, Inc.
(e)
.............. 1,422 146,438
Applied Digital Corp.
(e)
................. 1,224 41,922
Cloudflare, Inc. , Class A
(e)
............... 1,118 229,156
DigitalOcean Holdings, Inc.
(e)
............. 750 72,322
Fujitsu Ltd. ......................... 11,700 234,835
Security
Shares
Shares Value
IT Services (continued)
Indra Sistemas SA .................... 686 $ 39,455
International Business Machines Corp. ...... 403 93,085
MongoDB, Inc. , Class A
(e)
............... 642 161,033
NEC Corp. ......................... 8,700 231,420
NEXTDC Ltd.
(e)
...................... 87,546 908,723
Nomura Research Institute Ltd. ........... 1,800 48,582
Okta, Inc. , Class A
(e)
................... 1,837 135,295
Snowflake, Inc. , Class A
(e)
............... 1,273 173,726
Travelport Technology Ltd.
(e) (h)
............ 27 29,472
VeriSign, Inc. ....................... 607 163,077
4,749,409
Leisure Products — 0.0%
Hasbro, Inc. ........................ 2,299 220,336
Life Sciences Tools & Services — 0.0%
Eurofins Scientific SE .................. 442 30,725
Lonza Group AG (Registered) ............ 198 121,735
QIAGEN NV ........................ 1,113 37,966
Thermo Fisher Scientific, Inc. ............. 667 319,466
509,892
Machinery — 0.7%
Aalberts NV ........................ 1,147 43,571
Alfa Laval AB ....................... 1,944 116,988
Alstom SA
(e)
........................ 5,278 106,058
Amada Co. Ltd. ...................... 800 13,528
Atlas Copco AB , Class A ................ 20,065 385,602
Atlas Copco AB , Class B ................ 309 5,269
Caterpillar, Inc. ...................... 817 727,220
Construcciones y Auxiliar de Ferrocarriles SA .. 353 26,576
Cummins, Inc. ....................... 1,329 891,772
Daifuku Co. Ltd. ...................... 500 21,861
Deere & Co. ........................ 1,778 1,048,789
Epiroc AB , Class A .................... 810 23,384
FANUC Corp. ....................... 3,200 141,354
Fincantieri SpA
(e)
..................... 7,330 103,086
Fortive Corp. ........................ 2,301 137,577
GEA Group AG ...................... 3,388 231,677
Georg Fischer AG (Registered) ........... 2,658 145,395
Hyundai Rotem Co. Ltd. ................ 584 106,869
IDEX Corp. ......................... 491 106,964
IHI Corp. .......................... 500 9,133
IMI plc ............................ 4,820 183,585
Indutrade AB ........................ 2,673 57,747
Interpump Group SpA .................. 2,717 114,544
KION Group AG ...................... 2,873 149,946
Knorr-Bremse AG .................... 1,474 171,917
Komatsu Ltd. ....................... 11,800 505,252
Kone OYJ , Class B ................... 6,024 383,198
Kongsberg Maritime A/S
(e)
............... 15,659 102,628
Kubota Corp. ....................... 12,600 205,688
Middleby Corp. (The)
(e) (g)
................ 853 119,727
Mitsubishi Heavy Industries Ltd. ........... 16,400 489,473
NGK Corp. ......................... 2,000 63,321
Nordson Corp. ....................... 324 93,458
NSK Ltd. .......................... 2,300 18,681
Oshkosh Corp. ...................... 684 106,909
Otis Worldwide Corp. .................. 4,687 365,023
PACCAR, Inc. ....................... 5,055 600,534
Parker-Hannifin Corp. .................. 267 242,815
Rational AG ........................ 51 37,291
RENK Group AG ..................... 2,671 169,756
Sandvik AB ......................... 8,522 358,496
Schindler Holding AG .................. 399 139,498
Schindler Holding AG (Registered) ......... 131 43,864

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
SKF AB , Class B ..................... 4,443 $ 111,869
SMC Corp. ......................... 100 49,174
Snap-on, Inc. ....................... 699 267,997
Spirax Group plc ..................... 916 89,399
Stadler Rail AG ...................... 1,168 34,122
Techtronic Industries Co. Ltd. ............. 29,500 427,741
Trelleborg AB , Class B ................. 118 4,845
VAT Group AG
(b) (c)
.................... 29 21,786
Volvo AB , Class B .................... 1,766 61,557
Vossloh AG ......................... 293 26,015
Wartsila OYJ Abp ..................... 2,276 95,586
Weir Group plc (The) .................. 304 11,019
Westinghouse Air Brake Technologies Corp. ... 316 85,285
Yangzijiang Shipbuilding Holdings Ltd. ....... 2,900 9,890
Yaskawa Electric Corp. ................. 300 10,638
10,422,947
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A ........... 11 25,810
AP Moller - Maersk A/S , Class B ........... 26 61,599
Kawasaki Kisen Kaisha Ltd. .............. 1,200 19,642
Nippon Yusen KK ..................... 5,700 204,851
SITC International Holdings Co. Ltd. ........ 15,000 62,804
374,706
Media — 0.1%
CyberAgent, Inc. ..................... 9,600 76,882
Dentsu Group, Inc.
(e)
................... 2,200 41,769
Informa plc ......................... 2,609 28,209
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 1,570 )
(e) (j)
............. 686 80,490
Mobvista, Inc.
(b) (c) (e)
.................... 6,000 12,546
Omnicom Group, Inc. .................. 5,138 394,187
Publicis Groupe SA ................... 4,768 445,509
SES SA , ADR, Class A ................. 24,500 202,144
WPP plc ........................... 15,793 57,180
1,338,916
Metals & Mining — 0.3%
Anglo American plc ................... 5,236 259,103
Antofagasta plc ...................... 3,423 166,008
ArcelorMittal SA ...................... 2,427 140,900
Aurubis AG ......................... 459 98,772
Barrick Mining Corp. ................... 2,454 96,540
BHP Group Ltd. ...................... 18,392 727,943
Boliden AB ......................... 1,448 76,115
Endeavour Mining plc .................. 3,097 186,925
Evolution Mining Ltd. .................. 39,801 351,886
Fortescue Ltd. ....................... 16,085 231,834
Freeport-McMoRan, Inc. ................ 6,769 391,113
Glencore plc ........................ 35,369 274,882
Northern Star Resources Ltd. ............. 877 13,443
Perseus Mining Ltd. ................... 858 3,439
Regis Resources Ltd. .................. 4,444 22,787
Rio Tinto Ltd. ....................... 1,403 171,853
Rio Tinto plc ........................ 1,846 185,960
Sandfire Resources Ltd.
(e)
............... 1,618 19,548
South32 Ltd. ........................ 54,650 161,958
Southern Copper Corp. ................. 1,555 266,978
Steel Dynamics, Inc. ................... 818 187,044
Sumitomo Metal Mining Co. Ltd. ........... 200 12,297
4,047,328
Multi-Utilities — 0.4%
AGL Energy Ltd. ..................... 10,951 75,879
Algonquin Power & Utilities Corp. .......... 33,471 209,941
Ameren Corp. ....................... 3,903 443,576
Security
Shares
Shares Value
Multi-Utilities (continued)
Black Hills Corp. ..................... 3,474 $ 261,558
CenterPoint Energy, Inc. ................ 7,522 328,335
Centrica plc ........................ 53,565 156,565
CMS Energy Corp. .................... 3,160 242,498
Dominion Energy, Inc. .................. 11,231 724,400
DTE Energy Co. ..................... 2,315 351,162
E.ON SE .......................... 12,731 282,249
Engie SA .......................... 10,292 339,251
National Grid plc ..................... 30,185 540,329
Public Service Enterprise Group, Inc. ....... 3,480 284,177
Sembcorp Industries Ltd. ............... 15,500 81,343
Sempra ........................... 3,352 318,842
Veolia Environnement SA ............... 10,900 460,952
WEC Energy Group, Inc. ................ 12,114 1,428,725
6,529,782
Office REITs — 0.1%
COPT Defense Properties ............... 19,802 618,812
Cousins Properties, Inc. ................ 39,797 1,019,201
Keppel REIT ........................ 2,522 1,776
1,639,789
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA ........................ 1,491 58,287
Antero Resources Corp.
(e)
............... 5,117 200,893
APA Corp. ......................... 5,356 218,150
BP plc ............................ 127,764 1,011,359
Canadian Natural Resources Ltd. .......... 26,829 1,280,666
Cheniere Energy, Inc. .................. 1,981 544,676
Chevron Corp. ....................... 2,892 559,053
ConocoPhillips ...................... 18,162 2,284,416
Coterra Energy, Inc. ................... 8,548 306,959
DCC plc ........................... 1,194 89,995
Devon Energy Corp. ................... 7,345 377,313
DT Midstream, Inc. .................... 2,623 388,178
Enbridge, Inc. ....................... 4,614 255,913
ENEOS Holdings, Inc. ................. 27,500 230,958
Eni SpA ........................... 12,461 352,352
EOG Resources, Inc. .................. 8,844 1,243,201
EQT Corp. ......................... 8,700 522,696
Equinor ASA ........................ 3,328 135,440
Expand Energy Corp. .................. 2,041 208,488
Keyera Corp. ....................... 6,324 244,328
Kinder Morgan, Inc. ................... 11,323 372,187
Kinetik Holdings, Inc. , Class A ............ 3,069 155,107
LUKOIL PJSC
(e) (h)
..................... 44,196 6
Marathon Petroleum Corp. .............. 628 155,926
Novatek PJSC
(e) (h)
.................... 80 —
Pembina Pipeline Corp. ................ 7,474 347,908
Phillips 66 .......................... 6,144 1,100,698
Plains GP Holdings LP , Class A ........... 7,551 184,622
Range Resources Corp. ................ 4,325 188,138
Repsol SA ......................... 20,722 556,617
Santos Ltd. ......................... 22,643 130,455
Shell plc ........................... 23,724 1,078,655
South Bow Corp. ..................... 5,686 194,689
Targa Resources Corp. ................. 1,961 510,017
TC Energy Corp. ..................... 4,789 320,528
TotalEnergies SE ..................... 21,412 1,990,750
Tourmaline Oil Corp. ................... 7,389 357,931
Williams Cos., Inc. (The) ................ 13,041 995,159
Woodside Energy Group Ltd. ............. 3,103 74,185
19,226,899

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.0%
ANA Holdings, Inc. .................... 2,400 $ 39,884
International Consolidated Airlines Group SA .. 15,827 79,842
Qantas Airways Ltd. ................... 7,801 47,698
Southwest Airlines Co. ................. 4,979 188,804
356,228
Personal Care Products — 0.0%
Kao Corp. .......................... 2,600 96,889
L'Oreal SA ......................... 924 397,957
Shiseido Co. Ltd. ..................... 200 4,085
Unilever plc ......................... 5,288 308,370
807,301
Pharmaceuticals — 0.8%
Astellas Pharma, Inc. .................. 9,700 137,466
AstraZeneca plc ..................... 4,703 892,264
Bayer AG (Registered) ................. 739 33,135
Chugai Pharmaceutical Co. Ltd. ........... 1,300 69,328
Daiichi Sankyo Co. Ltd. ................. 9,600 155,943
Eisai Co. Ltd. ....................... 900 26,939
Eli Lilly & Co. ....................... 2,826 2,641,180
Galderma Group AG ................... 269 56,434
GSK plc ........................... 7,628 199,987
Hikma Pharmaceuticals plc .............. 1,690 32,132
Ipsen SA .......................... 600 117,841
Johnson & Johnson ................... 1,832 421,085
Kyowa Kirin Co. Ltd. ................... 3,100 46,704
Merck & Co., Inc. ..................... 5,028 548,957
Merck KGaA ........................ 170 22,013
Novartis AG (Registered) ............... 5,813 859,101
Novo Nordisk A/S , Class B .............. 33,977 1,445,244
Ono Pharmaceutical Co. Ltd. ............. 9,100 134,591
Otsuka Holdings Co. Ltd. ............... 2,000 145,765
Recordati Industria Chimica e Farmaceutica SpA 2,506 146,320
Roche Holding AG .................... 5,555 2,269,980
Sanofi SA .......................... 16,231 1,518,840
Takeda Pharmaceutical Co. Ltd. ........... 4,400 147,104
UCB SA
(e)
.......................... 583 158,746
Zoetis, Inc. , Class A ................... 4,004 460,340
12,687,439
Professional Services — 0.2%
Automatic Data Processing, Inc. ........... 7,672 1,626,004
Broadridge Financial Solutions, Inc. ........ 1,734 267,001
Bureau Veritas SA .................... 1,151 35,271
Computershare Ltd. ................... 6,131 134,693
Experian plc ........................ 2,723 99,632
Intertek Group plc .................... 3,899 251,166
Recruit Holdings Co. Ltd. ............... 6,700 310,377
RELX plc .......................... 4,179 152,393
SGS SA (Registered) .................. 607 65,768
Wolters Kluwer NV .................... 1,933 150,862
3,093,167
Real Estate Management & Development — 0.3%
ADLER Group SA
(e) (h)
.................. 49,454 1
CapitaLand Investment Ltd. .............. 26,700 58,556
CBRE Group, Inc. , Class A
(e)
............. 3,727 531,955
CK Asset Holdings Ltd. ................. 14,500 91,339
Daiwa House Industry Co. Ltd. ............ 9,500 289,854
Hongkong Land Holdings Ltd.
(g)
........... 3,900 30,833
LEG Immobilien SE ................... 461 32,348
Mitsubishi Estate Co. Ltd. ............... 13,900 396,126
Mitsui Fudosan Co. Ltd. ................ 129,300 1,416,098
Nomura Real Estate Holdings, Inc. ......... 3,600 23,487
Sumitomo Realty & Development Co. Ltd. .... 1,000 31,000
Sun Hung Kai Properties Ltd. ............. 41,500 726,544
Security
Shares
Shares Value
Real Estate Management & Development (continued)
TAG Immobilien AG ................... 31,415 $ 547,844
Tokyu Fudosan Holdings Corp. ............ 38,300 326,091
Vonovia SE ......................... 3,950 106,426
Wharf Real Estate Investment Co. Ltd. ...... 176,000 551,143
5,159,645
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 49,405 1,573,055
AvalonBay Communities, Inc. ............ 1,061 194,163
Equity Residential .................... 13,469 880,603
Sun Communities, Inc. ................. 9,339 1,193,898
UDR, Inc. .......................... 21,789 791,812
UNITE Group plc (The) ................. 37,087 233,714
4,867,245
Retail REITs — 0.3%
Agree Realty Corp. ................... 13,121 1,011,760
Federal Realty Investment Trust ........... 4,862 539,196
Klepierre SA ........................ 1,437 58,222
Link REIT .......................... 9,700 48,842
Primaris REIT ....................... 26,194 363,883
Regency Centers Corp. ................ 11,677 909,055
Simon Property Group, Inc. .............. 3,788 771,654
Unibail-Rodamco-Westfield
(i)
............. 3,733 453,214
4,155,826
Semiconductors & Semiconductor Equipment — 0.9%
Advantest Corp. ...................... 2,700 504,140
Applied Materials, Inc. ................. 934 368,454
ASM International NV .................. 253 247,504
ASML Holding NV .................... 1,424 2,058,458
BE Semiconductor Industries NV .......... 1,059 309,773
Broadcom, Inc. ...................... 7,756 3,237,587
Disco Corp. ......................... 300 142,735
Infineon Technologies AG ............... 1,770 119,042
Intel Corp.
(e)
........................ 2,180 205,966
Kioxia Holdings Corp.
(e)
................. 400 96,783
KLA Corp. .......................... 283 495,349
Lasertec Corp. ...................... 100 27,638
Microchip Technology, Inc. ............... 7,156 664,864
Monolithic Power Systems, Inc. ........... 110 177,585
Nova Ltd.
(e)
......................... 158 78,895
NVIDIA Corp. ....................... 638 127,326
NXP Semiconductors NV ............... 2,657 780,069
Renesas Electronics Corp. .............. 25,900 523,767
SCREEN Holdings Co. Ltd. .............. 2,000 132,602
STMicroelectronics NV ................. 1,065 58,017
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 783 310,115
Texas Instruments, Inc. ................. 2,518 707,759
Tokyo Electron Ltd. ................... 7,200 2,121,716
13,496,144
Software — 0.7%
Cadence Design Systems, Inc.
(e) (g)
......... 830 273,560
Check Point Software Technologies Ltd.
(e)
.... 1,387 155,996
Cipher Digital, Inc.
(e)
................... 2,121 37,627
Cleanspark, Inc.
(e)
.................... 1,487 18,632
Crowdstrike Holdings, Inc. , Class A
(e) (g)
...... 587 261,655
CyberArk Software, Inc.
(e)
............... 161 7,245
Dassault Systemes SE ................. 1,572 35,423
Datadog, Inc. , Class A
(e)
................ 1,646 217,585
Dynatrace, Inc.
(e)
..................... 3,511 127,133
Fortinet, Inc.
(e)
....................... 4,818 406,206
Gen Digital, Inc. ...................... 3,311 63,869
Hut 8 Corp.
(e)
........................ 241 18,263
Intuit, Inc. .......................... 1,830 710,955

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
JFrog Ltd.
(e)
......................... 2,114 $ 98,174
Microsoft Corp. ...................... 9,345 3,810,704
Nemetschek SE ...................... 676 49,060
Nice Ltd.
(e)
......................... 777 79,423
Nutanix, Inc. , Class A
(e)
................. 3,287 134,405
Open Text Corp. ..................... 3,183 72,150
Oracle Corp. ........................ 14,506 2,341,123
Oracle Corp. Japan ................... 100 5,521
Palantir Technologies, Inc. , Class A
(e)
....... 846 117,687
Palo Alto Networks, Inc.
(e)
............... 3,430 615,068
Qualys, Inc.
(e)
....................... 703 61,112
Rubrik, Inc. , Class A
(e)
.................. 2,527 134,386
Sage Group plc (The) .................. 28,426 339,027
SailPoint, Inc.
(e)
...................... 7,676 87,660
SAP SE ........................... 3,805 638,834
SentinelOne, Inc. , Class A
(e)
.............. 3,077 43,570
Synopsys, Inc.
(e)
..................... 576 277,978
Technology One Ltd. .................. 1,984 40,881
Trend Micro, Inc. ..................... 2,800 97,462
Workday, Inc. , Class A
(e)
................ 1,180 144,432
Xero Ltd.
(e)
......................... 455 26,721
Zscaler, Inc.
(e)
....................... 1,736 226,860
11,776,387
Specialized REITs — 0.5%
Crown Castle, Inc. .................... 6,172 547,950
DigiCo Infrastructure REIT
(i)
.............. 97,337 170,424
Digital Realty Trust, Inc. ................ 2,252 452,517
Equinix, Inc. ........................ 3,004 3,252,821
Iron Mountain, Inc. .................... 12,515 1,576,765
Keppel DC REIT ..................... 197,560 365,631
Public Storage ....................... 2,470 747,052
SBA Communications Corp. , Class A ........ 861 190,453
7,303,613
Specialty Retail — 0.1%
Fast Retailing Co. Ltd. ................. 600 282,447
H & M Hennes & Mauritz AB , Class B ....... 6,908 123,983
Home Depot, Inc. (The) ................ 1,042 342,609
Industria de Diseno Textil SA ............. 17,494 1,047,028
JB Hi-Fi Ltd. ........................ 443 24,740
Kingfisher plc ....................... 13,401 52,697
Ross Stores, Inc. ..................... 1,261 287,243
Williams-Sonoma, Inc. ................. 809 146,599
Zalando SE
(b) (c) (e)
..................... 547 13,511
2,320,857
Technology Hardware, Storage & Peripherals — 0.3%
Canon, Inc. ......................... 2,900 74,607
Dell Technologies, Inc. , Class C ........... 4,136 864,217
Everpure, Inc. , Class A
(e)
................ 2,291 163,692
FUJIFILM Holdings Corp. ............... 15,000 276,055
Hewlett Packard Enterprise Co. ........... 15,000 431,550
Logitech International SA (Registered) ....... 1,612 159,125
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 347 1,311,048
Western Digital Corp. .................. 1,982 861,219
4,141,513
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ......................... 1,177 203,689
Cie Financiere Richemont SA (Registered) .... 1,578 302,846
Hermes International SCA ............... 69 132,004
LVMH Moet Hennessy Louis Vuitton SE ...... 914 488,267
Pandora A/S ........................ 892 67,880
Swatch Group AG (The) ................ 988 229,343
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ........................ 1,026 $ 148,811
1,572,840
Tobacco — 0.4%
British American Tobacco plc ............. 34,083 2,007,312
Imperial Brands plc ................... 15,455 587,177
Japan Tobacco, Inc. ................... 5,500 204,901
Philip Morris International, Inc. ............ 18,657 3,079,711
5,879,101
Trading Companies & Distributors — 0.3%
AddTech AB , Class B .................. 3,613 132,691
Brenntag SE ........................ 1,573 114,554
Bunzl plc .......................... 4,163 137,238
Diploma plc ......................... 511 48,361
ITOCHU Corp. ...................... 11,500 142,521
Mitsubishi Corp. ...................... 9,800 313,861
Mitsui & Co. Ltd. ..................... 37,800 1,419,236
Rexel SA .......................... 4,061 171,753
RS GROUP plc ...................... 15,044 123,236
SGH Ltd. .......................... 332 9,403
Sumitomo Corp. ..................... 13,800 513,114
Sunbelt Rentals Holdings, Inc. ............ 974 73,210
Toyota Tsusho Corp. ................... 8,900 349,377
WESCO International, Inc. ............... 2,124 741,531
4,290,086
Transportation Infrastructure — 0.2%
Aena SME SA
(b) (c)
..................... 27,159 741,784
Atlas Arteria Ltd.
(i)
.................... 89,836 311,300
Auckland International Airport Ltd. ......... 38,034 185,366
Enav SpA
(b) (c)
........................ 14,134 82,739
Flughafen Zurich AG (Registered) .......... 1,477 419,404
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 1,974 161,972
Incora Top Holdco LLC
(e) (h)
............... 1,197 7,397
Transurban Group
(i)
................... 54,114 548,432
2,458,394
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 2,977 382,306
Guangdong Investment Ltd. .............. 82,000 85,638
Severn Trent plc ..................... 3,303 146,831
United Utilities Group plc ................ 12,189 241,735
856,510
Wireless Telecommunication Services — 0.1%
Airtel Africa plc
(b) (c)
.................... 5,202 25,124
Altice France Lux 3
(e)
.................. 6,374 129,793
KDDI Corp. ......................... 6,900 112,915
SoftBank Corp. ...................... 122,200 171,993
SoftBank Group Corp. ................. 10,900 372,331
Tele2 AB , Class B .................... 8,233 168,936
Vodafone Group plc ................... 191,481 304,674
1,285,766
Total Common Stocks — 21 .8%
(Cost: $ 307,252,459 ) .............................. 344,147,742
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 145 149,372
ATI, Inc.
4.88% , 10/01/29 ................... 96 95,352

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.13% , 10/01/31 ................... USD 96 $ 95,629
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 21 21,550
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 46 48,839
7.25% , 07/01/31 ................... 14 14,731
6.75% , 06/15/33 ................... 608 633,963
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
170 170,102
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 144 172,808
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 1,407 1,401,188
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 66 67,634
Moog, Inc., 5.50%, 10/15/34
(b)
........... 61 61,055
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 137 138,850
6.38% , 03/01/29 ................... 54 55,078
6.63% , 03/01/32 ................... 513 527,207
6.00% , 01/15/33 ................... 656 662,271
6.38% , 05/31/33 ................... 936 943,197
6.25% , 01/31/34 ................... 177 181,001
6.75% , 01/31/34 ................... 631 648,224
6.13% , 07/31/34 ................... 631 631,694
Wolverine Escrow LLC, 0.00%, 11/15/26
(h)
.... 84 —
6,719,745
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 127 131,921
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 28 29,297
161,218
Automobile Components — 0.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 138 139,319
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 107 106,809
7.75% , 10/15/33 ................... 109 106,419
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 114 115,981
6.75% , 02/15/30
(b)
.................. 283 292,393
4.75% , 06/15/31
(c)
.................. EUR 457 535,966
6.75% , 09/15/32
(b)
.................. USD 597 610,695
Cyprium Corp., 6.13%, 04/15/31
(b)
......... 98 98,677
Dana, Inc., 4.50%, 02/15/32 ............ 17 16,057
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 115 132,998
Forvia SE
3.75% , 06/15/28
(c)
.................. 71 83,441
5.63% , 06/15/30
(c)
.................. 100 120,437
5.50% , 06/15/31
(c)
.................. 140 167,086
6.75% , 09/15/33
(b)
.................. USD 200 200,569
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 123 117,990
6.63% , 07/15/30 ................... 18 17,821
Icahn Enterprises LP
5.25% , 05/15/27 ................... 238 235,717
9.75% , 01/15/29 ................... 163 163,829
10.00% , 11/15/29
(b)
................. 485 489,234
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(c) (k)
............. EUR 325 390,280
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 116 141,119
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 100 117,854
5.38% , 04/01/31 ................... 100 121,357
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 368 372,372
ZF Europe Finance BV
(c)
7.00% , 06/12/30 ................... EUR 200 245,331
5.50% , 02/17/32 ................... 100 113,395
ZF Finance GmbH, 2.25%, 05/03/28
(c)
...... 200 225,324
5,478,470
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 186 $ 202,300
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... USD 317 312,209
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 354 419,924
7.75% , 07/17/32
(b)
.................. USD 200 208,492
6.38% , 07/17/33
(c)
.................. EUR 100 120,504
8.13% , 07/17/35
(b)
.................. USD 400 422,029
RCI Banque SA
(c)
4.25% , 05/23/34 ................... EUR 200 233,110
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
................ 300 364,529
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
................ 300 352,121
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 42 41,803
2,677,021
Banks — 0.1%
(a)(c)
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36 .. EUR 200 237,727
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35 ....................... 225 267,173
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36 ........... 276 318,688
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35 .. 139 172,316
995,904
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(b)
USD 200 198,594
Genmab A/S, 7.25%, 12/15/33
(b)
.......... 200 208,533
Grifols SA
(c)
7.13% , 05/01/30 ................... EUR 355 432,520
7.50% , 05/01/30 ................... 100 121,878
961,525
Broadline Retail — 0.1%
B&M European Value Retail plc
(c)
4.00% , 11/15/28 ................... GBP 100 129,122
6.50% , 11/27/31 ................... 357 462,312
Getty Images, Inc., 10.50%, 11/15/30
(b)
...... USD 35 31,031
Match Group Holdings II LLC
(b)
4.13% , 08/01/30 ................... 141 132,423
6.13% , 09/15/33 ................... 227 224,287
Prosus NV, 4.03%, 08/03/50
(c)
........... 231 159,332
1,138,507
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 73 74,048
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 50 51,974
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 31 30,846
6.75% , 05/15/35 ................... 216 218,134
EMRLD Borrower LP
6.38% , 12/15/30
(c)
.................. EUR 100 121,048
6.63% , 12/15/30
(b)
.................. USD 268 274,373
6.75% , 07/15/31
(b)
.................. 155 160,237
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 175 208,682
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
....... USD 113 84,149
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 30 29,740
9.75% , 07/15/28 ................... 63 63,450
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... 695 705,966

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
6.75% , 03/01/33 ................... USD 296 $ 300,163
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... 163 164,611
6.25% , 08/01/33 ................... 275 274,824
5.88% , 03/15/34 ................... 339 330,483
Standard Industries, Inc.
(b)
4.38% , 07/15/30 ................... 292 278,794
3.38% , 01/15/31 ................... 44 39,938
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 104 80,358
3,491,818
Capital Markets — 0.1%
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 36 35,668
6.70% , 07/29/31 ................... 20 20,429
6.55% , 03/15/32 ................... 26 26,302
Ares Strategic Income Fund, 5.80%, 09/09/30
(b)
40 39,328
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 66 65,548
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 69 65,266
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
413 420,163
FS KKR Capital Corp., 2.63%, 01/15/27 ..... 29 28,337
Jane Street Group
(b)
6.13% , 11/01/32 ................... 17 17,089
6.75% , 05/01/33 ................... 99 101,704
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 233 236,657
8.00% , 08/01/33 ................... 284 289,615
1,346,106
Chemicals — 0.7%
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 9 9,364
6.75% , 04/15/33 ................... 40 41,199
7.38% , 02/15/34 ................... 274 286,874
Chemours Co. (The)
(b)
5.75% , 11/15/28 ................... 462 460,975
4.63% , 11/15/29 ................... 327 313,654
7.88% , 03/15/34 ................... 73 74,651
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 209 203,763
EQUATE Petrochemical Co. KSCC, 4.25%,
11/03/26
(c)
...................... 230 229,126
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.28%, 02/05/31
(a) (c)
... EUR 100 117,164
FMC Corp.
3.45% , 10/01/29 ................... USD 177 160,171
4.50% , 10/01/49 ................... 20 12,494
6.38% , 05/18/53 ................... 14 10,561
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... EUR 278 319,558
7.25% , 03/31/31 ................... 146 165,880
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
114 130,180
Italmatch Chemicals SpA, 6.25%, 02/05/31
(c)
.. 100 116,818
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
. 300 354,798
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. 386 416,114
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 147 3,594
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... 474 561,794
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 43 44,249
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 106 105,365
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
.................. EUR 135 149,565
7.25% , 06/15/31
(b)
.................. USD 1,298 1,305,696
6.75% , 08/01/32
(b)
.................. 200 193,855
6.13% , 02/15/33
(c)
.................. EUR 158 182,815
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.25% , 02/15/33
(b)
.................. USD 1,529 $ 1,494,510
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 241 239,838
Sasol Financing USA LLC, 4.38%, 09/18/26 ... 200 199,195
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 200 243,382
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 27 25,122
4.38% , 02/01/32 ................... 45 41,989
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 311 306,459
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 249 247,674
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 203 174,550
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... USD 1,385 1,321,426
7.38% , 03/01/31 ................... 388 392,036
6.63% , 08/15/32 ................... 254 252,114
7.00% , 08/01/33 ................... 218 216,548
11,125,120
Commercial Services & Supplies — 0.9%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 ................... 48 45,714
5.88% , 10/15/33 ................... 354 348,742
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 854 841,384
4.88% , 06/01/28
(c)
.................. GBP 187 247,917
6.00% , 06/01/29
(b)
.................. USD 1,085 1,076,606
6.88% , 06/15/30
(b)
.................. 652 670,811
7.88% , 02/15/31
(b)
.................. 1,333 1,398,146
Amber Finco plc
6.63% , 07/15/29
(c)
.................. EUR 404 490,261
APCOA GmbH, 6.00%, 04/15/31
(c)
........ 555 652,127
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 41 39,957
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 38 37,924
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (c)
..................... EUR 100 117,717
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 ................... 100 115,926
7.38% , 06/15/31 ................... GBP 150 204,071
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 35 35,808
6.75% , 06/15/32 ................... 217 222,625
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
...................... EUR 200 236,121
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 29 30,242
Garda World Security Corp.
(b)
7.75% , 02/15/28 ................... 113 115,033
6.00% , 06/01/29 ................... 355 347,872
8.25% , 08/01/32 ................... 258 263,972
8.38% , 11/15/32 ................... 1,378 1,421,790
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(b)
...................... 739 726,939
GFL Environmental, Inc.
(b)
4.38% , 08/15/29 ................... 87 85,106
6.75% , 01/15/31 ................... 39 40,434
Group Laboratories South Africa Pty. Ltd.
(b)(d)(e)
5.88% , 11/01/28 .................... 64 32,960
9.50% , 11/01/28 ................... 201 103,515
Luna 1.5 SARL, 10.50%, (10.50% Cash or
11.25% PIK), 07/01/32
(c) (k)
............ EUR 141 175,827
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 705 703,092
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 192 224,155
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... USD 36 34,407
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 596 615,152

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
...................... USD 386 $ 396,236
Techem Verwaltungsgesellschaft 675 mbH,
4.63%, 07/15/32
(c)
................. EUR 100 116,174
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 100 119,498
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 123 129,614
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 1,115 1,135,857
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 25 25,661
6.63% , 04/15/30 ................... 101 104,022
7.38% , 10/01/31 ................... 470 489,496
14,218,911
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 227 228,853
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 40 39,018
6.88% , 08/15/32 ................... 282 292,902
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 259 238,438
Egis SA, 5.13%, 05/15/31
(c)
............. EUR 155 182,349
Heathrow Finance plc
(c)
3.88% , 03/01/27
(f)
.................. GBP 175 233,545
6.63% , 03/01/31 ................... 163 220,674
Webuild SpA, 4.50%, 05/08/32
(c)
.......... EUR 150 175,183
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... USD 55 54,367
1,665,329
Consumer Finance — 0.2%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 183 189,347
7.25% , 01/15/31 ................... 343 351,347
6.25% , 02/15/34 ................... 104 99,580
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 33 34,373
6.88% , 04/15/29 ................... 151 154,266
5.88% , 03/15/30 ................... 57 57,420
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 207 210,320
Kaspi.KZ JSC, 5.90%, 04/28/31
(b)
......... 200 199,125
Navient Corp.
9.38% , 07/25/30 ................... 3 3,113
7.88% , 06/15/32 ................... 69 66,418
OneMain Finance Corp.
6.63% , 05/15/29 ................... 71 72,224
5.38% , 11/15/29 ................... 73 71,959
7.88% , 03/15/30 ................... 269 280,429
6.13% , 05/15/30 ................... 475 474,835
6.75% , 03/15/32 ................... 233 232,933
7.13% , 09/15/32 ................... 23 23,323
6.50% , 03/15/33 ................... 335 328,108
6.75% , 09/15/33 ................... 328 322,620
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
663 676,630
3,848,370
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 ................... 49 48,728
5.63% , 03/31/32 ................... 51 50,312
6.25% , 03/15/33 ................... 137 138,216
5.75% , 03/31/34 ................... 441 429,321
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
... GBP 193 242,848
Boots Group Finco LP, 5.38%, 08/31/32
(c)
.... EUR 100 118,987
FR Bondco SAS, 6.88%, 10/31/32
(c)
....... 100 117,566
KeHE Distributors LLC
(b)
9.00% , 02/15/29 ................... USD 35 36,586
7.13% , 04/30/33 ................... 150 151,860
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Market Bidco Finco plc
6.75% , 01/31/31
(c)
.................. EUR 247 $ 278,900
New Immo Holding SA
(c)
5.88% , 04/17/28 ................... 100 119,395
5.50% , 04/23/31 ................... 100 116,981
Ocado Group plc, 6.25%, 08/06/29
(c) (l)
...... GBP 200 245,783
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 24 23,268
6.13% , 09/15/32 ................... 265 268,623
5.63% , 03/01/34 ................... 323 316,269
Picard Groupe SAS, 6.38%, 07/01/29
(c)
..... EUR 300 363,048
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. USD 100 100,063
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 47 46,488
7.25% , 01/15/32 ................... 13 13,522
3,226,764
Containers & Packaging — 0.4%
Ardagh Group SA
9.50% , 12/01/30
(c)
.................. 212 224,477
9.50% , 12/01/30
(b)
.................. 316 334,860
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(c) (k)
.................... EUR 246 247,276
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(c)
.................. 300 330,541
4.00% , 09/01/29
(b)
.................. USD 800 748,731
6.25% , 01/30/31
(b)
.................. 200 201,361
Ball Corp.
3.13% , 09/15/31 ................... 37 33,549
5.50% , 09/15/33 ................... 46 46,122
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 60 59,056
6.88% , 01/15/30 ................... 316 308,954
6.75% , 04/15/32 ................... 100 94,082
Crown Americas LLC, 5.88%, 06/01/33 ..... 322 324,341
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c) (k)
............ EUR 117 93,781
Kleopatra Finco SARL, (1M EURIBOR + 2.00%),
6.00%, 01/30/31
(a)
................. 259 246,267
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... USD 1,771 1,790,773
9.25% , 04/15/30 ................... 91 86,729
OI European Group BV, 5.25%, 06/01/29
(c)
... EUR 113 131,696
Sword Purchaser LLC
7.25% , 04/15/33
(c)
.................. 116 137,418
8.25% , 04/15/33
(b)
.................. USD 172 175,983
Trivium Packaging Finance BV, 8.25%,
07/15/30
(b)
...................... 760 792,444
6,408,441
Distributors — 0.0%
(b)
Gates Corp., 6.88%, 07/01/29 ........... 59 60,695
Resideo Funding, Inc., 6.50%, 07/15/32 ..... 198 199,821
260,516
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 200 202,008
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.40% , 05/17/31
(a)
................ EUR 200 235,914
7.13% , 05/17/31 ................... 200 243,861
Service Corp. International
4.00% , 05/15/31 ................... USD 78 73,696
5.75% , 10/15/32 ................... 370 373,262
Sotheby's, 8.25%, 04/15/31
(b)
............ 402 390,539
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 543 565,281
2,084,561

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 0.1%
(b)
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... USD 150 $ 144,833
Uniti Group LP
6.50% , 02/15/29 ................... 122 119,867
6.00% , 01/15/30 ................... 30 28,988
Series Feb , 8.63% , 06/15/32 ........... 505 528,535
822,223
Diversified Telecommunication Services — 1.5%
Altice France SA
4.75% , 10/15/30
(c)
.................. EUR 223 256,113
6.88% , 10/15/30
(b)
.................. USD 270 265,787
6.50% , 10/15/31
(b)
.................. 26 25,733
6.50% , 04/15/32
(b)
.................. 859 845,149
5.63% , 07/15/32
(c)
.................. EUR 214 246,364
6.88% , 07/15/32
(b)
.................. USD 285 280,220
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
.. 426 421,764
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 97 104,264
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
.. 356 361,193
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 89 87,563
6.38% , 09/01/29
(b)
.................. 94 94,164
4.75% , 03/01/30
(b)
.................. 759 719,479
4.50% , 08/15/30
(b)
.................. 102 95,142
4.25% , 02/01/31
(b)
.................. 551 500,453
4.75% , 02/01/32
(b)
.................. 412 368,917
4.50% , 05/01/32 ................... 13 11,416
7.00% , 02/01/33
(b)
.................. 118 116,316
4.50% , 06/01/33
(b)
.................. 237 203,608
4.25% , 01/15/34
(b)
.................. 420 352,277
7.38% , 02/01/36
(b)
.................. 740 725,466
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 385 399,056
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
457 455,859
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 226 266,923
Fibercop SpA
5.38% , 04/15/31
(c)
.................. 372 442,361
5.13% , 06/30/32
(c)
.................. 100 117,894
Series 2034 , 6.00% , 09/30/34
(b)
......... USD 200 191,791
Series 2036 , 7.20% , 07/18/36
(b)
......... 507 505,733
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 768 783,414
Grupo Televisa SAB, 6.63%, 01/15/40 ...... 168 145,950
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 200 199,000
Iliad SA, 4.25%, 01/09/32
(c)
............. EUR 200 232,491
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 ................... USD 1,683 1,737,346
7.00% , 03/31/34 ................... 999 1,036,190
8.50% , 01/15/36 ................... 1,186 1,270,753
Maya SAS, 7.00%, 04/15/32
(b)
........... 400 406,102
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
.. 2,449 2,448,443
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
...................... 711 704,753
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 800 802,680
SE Cosmos LLC, 8.88%, 05/01/31
(b)
....... 493 490,535
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
...................... 1,188 1,165,605
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 149 157,809
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 190 215,130
Uniti Services LLC, 7.50%, 10/15/33
(b)
...... 159 167,404
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(c)
...................... GBP 186 225,265
Windstream Services LLC, 8.25%, 10/01/31
(b)
. USD 1,587 1,678,567
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 354 372,052
Zayo Group Holdings, Inc.
(a)(b)(k)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 1,014 1,014,103
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 USD 446 $ 439,042
24,153,639
Electric Utilities — 0.4%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 55 56,331
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 194 227,393
6.38% , 02/15/32
(b)
.................. USD 150 149,089
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. EUR 303 357,465
6.75% , 02/28/30
(b)
.................. USD 800 812,000
4.38% , 07/31/31
(c)
.................. EUR 261 297,137
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... USD 200 193,646
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 65 64,970
6.00% , 02/01/33 ................... 591 595,570
5.75% , 01/15/34 ................... 119 118,121
5.88% , 05/15/34 ................... 112 111,597
6.25% , 11/01/34 ................... 207 209,407
6.00% , 01/15/36 ................... 682 677,333
6.13% , 05/15/36 ................... 375 373,583
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
24 23,580
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
200 198,860
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 671 696,446
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 ................... 427 456,278
8.63% , 03/15/33 ................... 167 178,960
7.75% , 04/15/34 ................... 418 438,127
6,235,893
Electronic Equipment, Instruments & Components — 0.1%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 80 79,135
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 85 82,413
6.63% , 07/15/32 ................... 824 850,187
1,011,735
Energy Equipment & Services — 0.3%
Archrock Partners LP, 6.63%, 09/01/32
(b)
..... 401 412,612
Archrock Services LP, 6.00%, 02/01/34
(b)
.... 188 189,225
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 210 252,041
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 26 27,417
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 13 13,393
Kodiak Gas Services LLC
(b)
5.88% , 04/01/31 ................... 243 244,766
6.50% , 10/01/33 ................... 396 405,069
6.75% , 10/01/35 ................... 206 213,979
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 53 55,302
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 25 26,002
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 437 534,280
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 143 145,907
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 38 40,907
Transocean International Ltd.
(b)
8.75% , 02/15/30 ................... 34 35,193
8.50% , 05/15/31 ................... 142 150,161
7.88% , 10/15/32 ................... 53 56,792
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 206 212,888
6.25% , 10/01/33 ................... 391 394,562
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 78 81,336
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 220 231,967
Weatherford International Ltd., 6.75%, 10/15/33
(b)
368 381,778
4,105,577
Entertainment — 0.1%
Discovery Global Holdings, Inc.
4.28% , 03/15/32 ................... 245 221,904

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.05% , 03/15/42 ................... USD 364 $ 259,725
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
...................... 39 38,246
Pinewood Finco plc
6.00% , 03/27/30
(c)
.................. GBP 315 423,884
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 39 33,594
977,353
Financial Services — 0.6%
Block, Inc.
5.63% , 08/15/30
(b)
.................. 100 100,101
6.50% , 05/15/32 ................... 649 661,366
6.00% , 08/15/33
(b)
.................. 132 131,745
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (k)
............. GBP 213 289,377
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... USD 44 43,228
6.75% , 12/01/32 ................... 4 3,866
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 ................... 56 54,017
9.13% , 05/15/31 ................... 271 280,692
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 282 332,515
Intrum Investments & Financing AB, 8.00%,
09/11/27
(c)
...................... 240 282,757
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ................... 479 519,526
6.50% , 09/30/30 ................... 119 116,515
6.88% , 09/30/32 ................... 100 92,883
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(b)
USD 200 198,431
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 41 42,540
7.13% , 11/15/30 ................... 23 23,302
6.88% , 05/15/32 ................... 512 506,381
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 292 336,338
Progroup AG
(c)
5.13% , 04/15/29 ................... 100 118,949
5.38% , 04/15/31 ................... 300 354,245
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... USD 70 71,308
6.13% , 08/01/30 ................... 609 618,035
7.13% , 02/01/32 ................... 425 439,291
6.38% , 08/01/33 ................... 340 344,146
Rocket Mortgage LLC
(b)
3.88% , 03/01/31 ................... 137 127,190
4.00% , 10/15/33 ................... 295 265,787
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 654 652,708
5.50% , 05/15/33
(c)
.................. EUR 302 339,983
5.50% , 05/15/33
(b)
.................. 100 112,577
Stena International SA, 7.25%, 01/15/31
(c)
.... USD 250 254,192
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(k)
............ EUR 324 57,262
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 416 399,262
6.25% , 03/15/31 ................... 207 191,962
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 33 32,817
WEX, Inc., 6.50%, 03/15/33
(b)
........... 368 366,534
Worldline SA
(c)
0.00% , 07/30/26
(l) (m)
................. EUR 18 21,995
0.88% , 06/30/27 ................... 100 111,629
8,895,452
Food Products — 0.3%
Chobani LLC
(b)
4.63% , 11/15/28 ................... USD 147 145,583
Security
Par (000)
Par (000) Value
Food Products (continued)
7.63% , 07/01/29 ................... USD 281 $ 290,072
6.38% , 04/15/34 ................... 921 939,702
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 141 166,690
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 52 52,451
Fiesta Purchaser, Inc., 9.63%, 09/15/32
(b)
.... 68 70,324
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
.. EUR 411 467,171
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.90%, 12/15/29
(a) (c)
........... 293 346,007
J&F Luxembourg Finance SARL, 8.50%,
12/01/32
(b)
...................... USD 200 204,754
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
56 53,650
Minerva Luxembourg SA, 7.50%, 04/22/36
(b)
.. 200 196,100
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 144 135,380
6.38% , 03/01/33 ................... 295 294,885
6.25% , 10/15/34 ................... 173 170,779
6.50% , 03/15/36 ................... 179 177,823
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 49 47,277
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 120 140,660
7.25% , 04/15/28 ................... 132 156,294
4,055,602
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 23 24,559
Ferrellgas LP, 9.25%, 01/15/31 .......... 51 53,530
78,089
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
.................. EUR 111 132,664
7.00% , 05/21/30
(b)
.................. USD 800 826,400
BCP V Modular Services Finance II plc
(c)
6.13% , 11/30/28 ................... GBP 220 282,105
6.50% , 07/10/31 ................... EUR 425 437,292
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 100 81,753
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... 170 204,309
5.75% , 05/15/30 ................... 200 238,347
EC Finance plc, 3.25%, 10/15/26
(a) (c) (f)
...... 207 239,389
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 398 556,038
GB AIT Buyer, Inc., 8.75%, 04/30/34
(b)
...... USD 72 72,426
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 149 152,500
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 58 54,677
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.65% , 07/31/30
(a)
................ EUR 181 212,329
5.00% , 04/30/31 ................... 271 317,802
(3-mo. EURIBOR + 3.00%), 5.20% ,
04/30/33
(a)
..................... 100 117,868
Loxam SAS
(c)
6.38% , 05/31/29 ................... 90 108,603
4.25% , 02/15/31 ................... 308 355,679
Mobico Group plc, 4.88%, 09/26/31
(c)
....... 147 131,234
RXO, Inc., 6.38%, 05/15/31
(b)
............ USD 43 42,581
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.94%, 04/22/30
(a)
....... EUR 260 291,294
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... USD 24 24,925
4,880,215
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 124 122,214
3.88% , 11/01/29 ................... 66 62,740
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 542 559,615

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Bausch + Lomb Netherlands BV
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.08% , 01/15/31
(a) (c)
............... EUR 200 $ 236,606
Insulet Corp., 6.50%, 04/01/33
(b)
.......... USD 38 38,790
Medline Borrower LP
(b)
6.25% , 04/01/29 ................... 154 157,484
5.25% , 10/01/29 ................... 332 330,410
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 53 55,720
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
62 64,445
1,628,024
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 38 38,870
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 253 250,720
Centene Corp., 2.45%, 07/15/28 .......... 48 45,314
Clariane SE
(c)
7.88% , 06/27/30 ................... EUR 200 249,105
6.88% , 04/15/31 ................... 100 118,829
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 ................... USD 669 631,694
4.75% , 02/15/31 ................... 131 122,574
10.88% , 01/15/32 .................. 287 308,235
9.75% , 01/15/34 ................... 1,012 1,043,787
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 157 162,698
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 19 19,611
6.75% , 07/15/33 ................... 11 11,342
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 153 189,343
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 200 234,437
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 30 27,458
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 322 312,539
LifePoint Health, Inc.
(b)
8.38% , 02/15/32 ................... 79 82,886
10.00% , 06/01/32 .................. 272 278,392
7.00% , 05/01/34 ................... 549 535,312
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(c)
..... EUR 250 294,524
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 ................... USD 65 60,234
6.50% , 02/15/31 ................... 318 323,549
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 59 57,103
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 45 46,664
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 467 489,208
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
824 821,800
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 106 108,922
5.50% , 11/15/32
(b)
.................. 115 114,707
6.00% , 11/15/33
(b)
.................. 96 97,031
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
293 276,896
7,353,784
Health Care REITs — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
94 95,913
MPT Operating Partnership LP
0.99% , 10/15/26 ................... EUR 100 114,491
7.00% , 02/15/32
(c)
.................. 250 296,320
8.50% , 02/15/32
(b)
.................. USD 823 855,014
1,361,738
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 216 219,974
Hotel & Resort REITs — 0.2%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 64 65,340
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 27 27,437
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
RHP Hotel Properties LP
(b)
6.50% , 04/01/32 ................... USD 72 $ 73,880
6.50% , 06/15/33 ................... 408 420,245
5.75% , 03/15/34 ................... 582 578,513
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 28 27,934
Service Properties Trust
0.00% , 09/30/27
(b) (m)
................ 297 272,892
8.63% , 11/15/31
(b)
.................. 1,147 1,206,985
8.88% , 06/15/32 ................... 47 48,231
XHR LP, 6.63%, 05/15/30
(b)
............. 27 27,626
2,749,083
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 55 54,307
5.63% , 09/15/29 ................... 31 31,278
4.00% , 10/15/30 ................... 17 16,173
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(b)
...................... 201 201,991
Acushnet Co., 5.63%, 12/01/33
(b)
......... 32 32,149
Allwyn Entertainment Financing UK plc
(c)
7.25% , 04/30/30 ................... EUR 248 301,734
4.13% , 02/15/31 ................... 100 113,827
4.63% , 08/15/31 ................... 102 117,728
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 208 237,190
Betclic Everest Group SAS, 5.13%, 12/10/31
(c)
. 100 117,654
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 39 38,125
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 194 187,245
7.00% , 02/15/30 ................... 198 201,010
6.50% , 02/15/32 ................... 459 445,990
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 41 41,583
5.75% , 08/01/32 ................... 57 57,287
6.13% , 02/15/33 ................... 541 548,931
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 59 58,486
5.75% , 04/01/30 ................... 354 352,844
6.75% , 05/01/31 ................... 299 305,822
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 ................... EUR 100 116,872
(3-mo. EURIBOR + 3.00%), 5.15% ,
10/15/32
(a)
..................... 100 117,720
Deuce Finco plc
(c)
7.00% , 11/20/31 ................... GBP 200 271,798
(3-mo. EURIBOR + 3.50%), 5.65% ,
11/20/32
(a)
..................... EUR 100 118,405
Elior Group SA, 5.63%, 03/15/30
(c)
........ 352 421,976
Entain plc, 4.88%, 11/30/31
(c)
............ 343 402,533
Essendi SA
(c)
5.38% , 05/15/30 ................... 200 234,868
5.50% , 11/15/31 ................... 117 137,290
5.63% , 05/15/32 ................... 270 315,195
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 262 255,070
6.75% , 01/15/30 ................... 120 116,273
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 144 164,881
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
..... 120 134,078
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 300 385,570
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 236 230,103
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 46 46,855
5.88% , 03/15/33 ................... 103 104,296

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.50% , 03/31/34 ................... USD 79 $ 78,416
Light & Wonder International, Inc.
(b)
7.50% , 09/01/31 ................... 137 142,778
6.25% , 10/01/33 ................... 93 92,230
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 155 159,229
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 105 124,944
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 77 64,386
Melco Resorts Finance Ltd.
(b)
5.38% , 12/04/29 ................... 407 397,802
7.63% , 04/17/32 ................... 806 829,632
MGM Resorts International, 6.13%, 09/15/29 .. 77 78,010
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 41 40,086
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 54 56,214
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 20 19,466
6.75% , 02/01/32 ................... 165 164,191
6.25% , 09/15/33 ................... 645 624,251
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
...... GBP 200 283,746
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 ................... USD 41 41,708
6.63% , 02/01/33 ................... 37 37,779
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
134 113,086
Six Flags Entertainment Corp.
5.25% , 07/15/29 ................... 29 27,899
8.63% , 01/15/32
(b)
.................. 40 40,666
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 75 73,834
6.63% , 03/15/32 ................... 445 450,547
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.62% ,
07/31/29
(a)
..................... EUR 112 131,440
10.75% , 07/31/29 .................. GBP 146 199,951
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 179 211,670
TUI Cruises GmbH, 6.25%, 04/15/29
(c)
...... 100 120,033
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 34 33,798
6.50% , 05/15/32 ................... 193 196,888
Viking Cruises Ltd.
(b)
9.13% , 07/15/31 ................... 139 146,469
5.88% , 10/15/33 ................... 367 367,932
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 37 36,976
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 193 205,244
Wyndham Hotels & Resorts, Inc.
(b)
4.38% , 08/15/28 ................... 38 37,384
5.63% , 03/01/33 ................... 114 112,810
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................... 500 497,069
5.13% , 12/15/29 ................... 200 194,900
6.75% , 02/15/34 ................... 200 200,250
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 65 64,569
7.13% , 02/15/31 ................... 88 93,139
6.25% , 03/15/33 ................... 501 503,457
14,330,016
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 28 26,659
6.88% , 08/01/33 ................... 135 132,459
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 861 829,294
4.88% , 02/15/30 ................... 204 191,256
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 51 50,744
Security
Par (000)
Par (000) Value
Household Durables (continued)
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
...................... USD 172 $ 171,147
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 347 349,897
8.38% , 10/01/33 ................... 158 158,733
LGI Homes, Inc., 7.00%, 11/15/32
(b)
........ 137 131,296
Maison Finco plc, 7.25%, 04/30/32
(c)
....... GBP 100 128,795
Mattamy Group Corp.
(b)
4.63% , 03/01/30 ................... USD 32 30,561
6.00% , 12/15/33 ................... 22 21,121
Meritage Homes Corp., 1.75%, 05/15/28
(l)
.... 217 212,768
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 235 245,567
6.63% , 09/15/29 ................... 24 23,984
6.38% , 05/15/30 ................... 91 89,126
6.63% , 05/15/32 ................... 104 100,961
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 ................... 46 47,730
8.50% , 11/01/30 ................... 81 82,759
Somnigroup International, Inc., 4.00%, 04/15/29
(b)
30 29,021
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 27 28,017
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 31 31,331
3,113,226
Independent Power and Renewable Electricity Producers — 0.3%
(b)
AES Andes SA, 6.30%, 03/15/29 ......... 200 205,480
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 66 65,581
3.75% , 01/15/32 ................... 187 172,413
Talen Energy Supply LLC
(j)
(Acquired 04/24/26 , cost $ 1,484,209 ) 6.13% ,
05/01/31 ...................... 1,481 1,483,641
(Acquired 04/30/26 , cost $ 1,873,000 ) 6.38% ,
05/01/33 ...................... 1,873 1,875,438
TransAlta Corp., 5.88%, 02/01/34 ......... 131 130,672
XPLR Infrastructure LP, 2.50%, 06/15/26
(l)
.... 185 184,075
4,117,300
Insurance — 1.0%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 308 303,238
5.88% , 11/01/29 ................... 1,536 1,505,705
7.00% , 01/15/31 ................... 569 580,718
6.50% , 10/01/31 ................... 220 221,881
7.38% , 10/01/32 ................... 754 740,872
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 75 75,874
4.88% , 06/30/29 ................... 172 166,341
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... 373 363,709
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
359 347,566
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 439 515,824
7.75% , 02/15/31
(b)
.................. USD 1,358 1,386,357
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
1,236 1,230,173
Asurion LLC
(b)
8.00% , 12/31/32 ................... 516 539,008
8.38% , 02/01/34 ................... 426 420,295
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 807 812,388
8.13% , 02/15/32 ................... 200 191,039
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 1,004 1,038,609
7.38% , 01/31/32 ................... 2,961 3,033,162

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... USD 240 $ 247,394
6.88% , 10/01/33 ................... 279 260,677
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 1,033 1,037,837
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 43 41,729
5.88% , 08/01/32 ................... 119 118,982
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 121,378
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 398 409,387
15,710,143
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 331 322,241
6.88% , 03/15/34 ................... 149 144,213
466,454
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 360 405,456
Atos SE, 9.36%, 12/18/29
(a) (c) (f)
........... 328 439,547
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 7,529 7,775,508
CDKnet LLC
(h)
7.25% , 06/15/29 ................... 192 115,200
8.00% , 06/15/29 ................... 13 7,800
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.61% , 05/15/28 ................. EUR 100 115,331
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.48% , 05/15/28 ................. 225 259,376
CoreWeave, Inc.
(b)
9.25% , 06/01/30 ................... USD 281 284,543
9.00% , 02/01/31 ................... 58 57,632
9.75% , 10/01/31 ................... 414 416,398
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
668 674,669
ION Platform Finance US, Inc.
(b)
5.00% , 05/01/28 ................... 368 339,866
5.75% , 05/15/28 ................... 200 187,064
8.75% , 05/01/29 ................... 73 67,187
OVH Groupe SA, 4.75%, 02/05/31
(c)
....... EUR 200 232,550
United Group BV, 5.25%, 02/01/30
(c)
....... 100 116,550
11,494,677
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... USD 209 212,618
ATS Corp., 4.13%, 12/15/28
(b)
........... 27 26,362
Chart Industries, Inc., 7.50%, 01/01/30
(b)
..... 82 85,127
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 135 135,770
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
207 202,900
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
.. EUR 200 207,706
Enpro, Inc., 6.13%, 06/01/33
(b)
........... USD 36 36,688
Esab Corp.
(b)
6.25% , 04/15/29 ................... 52 52,687
5.63% , 04/01/31 ................... 256 258,357
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.95%,
04/15/29
(a) (c)
..................... EUR 225 266,037
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 12/01/32
(a) (c)
...... 119 140,639
Lsf12 Helix Parent LLC, 7.13%, 02/01/33
(b)
... USD 327 319,197
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 68 72,706
Terex Corp., 6.25%, 10/15/32
(b)
.......... 198 201,241
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. EUR 28 33,313
2,251,348
Security
Par (000)
Par (000) Value
Media — 0.8%
Block Communications, Inc., 10.25%, 03/01/31
(b)
USD 29 $ 26,850
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 100 100,718
7.50% , 06/01/29 ................... 429 429,789
7.88% , 04/01/30 ................... 740 770,449
7.13% , 02/15/31 ................... 801 832,729
7.50% , 03/15/33 ................... 141 148,117
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 68 60,602
CSC Holdings LLC
(b)
5.50% , 04/15/27 ................... 200 168,709
5.38% , 02/01/28 ................... 257 191,870
11.25% , 05/15/28 .................. 257 209,016
11.75% , 01/31/29 .................. 301 215,542
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 233 233,173
8.88% , 02/01/30 ................... 470 478,682
10.00% , 02/15/31 .................. 272 283,013
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 116 114,113
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 175 173,335
5.75% , 12/01/28 ................... 287 281,975
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 532 549,184
EchoStar Corp.
10.75% , 11/30/29 .................. 462 501,723
6.75% , 11/30/30 ................... 532 539,814
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 95 100,860
9.63% , 07/15/32 ................... 373 379,235
7.25% , 08/15/33 ................... 340 346,204
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 62 61,342
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 220 207,048
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... 355 359,029
10.38% , 05/15/31 .................. 131 135,188
9.50% , 02/15/33 ................... 186 186,148
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 ................... 111 108,294
4.63% , 03/15/30 ................... 166 161,521
7.38% , 02/15/31 ................... 49 51,248
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
459 475,327
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 143 146,104
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23% , 02/15/30
(a)
................ 100 103,383
Sunrise FinCo. I BV
4.88% , 07/15/31
(b)
.................. USD 400 384,288
4.63% , 05/15/32
(c)
.................. EUR 170 197,500
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 395,372
Univision Communications, Inc.
(b)
7.38% , 06/30/30 ................... 29 28,972
8.50% , 07/31/31 ................... 292 296,351
9.38% , 08/01/32 ................... 248 256,642
8.88% , 04/15/33 ................... 255 256,390
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 42 43,607
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 145 175,739
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(c)
............. EUR 100 106,832
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(c)
............. GBP 100 122,424
VZ Secured Financing BV
5.00% , 01/15/32
(b)
.................. USD 201 176,131

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
5.25% , 01/15/33
(c)
.................. EUR 364 $ 405,743
Ziggo Bond Co. BV
(c)
3.38% , 02/28/30 ................... 100 102,265
6.13% , 11/15/32 ................... 300 313,943
Ziggo BV, 2.88%, 01/15/30
(c)
............ 100 110,785
12,503,318
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 USD 200 191,400
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 69 72,135
11.50% , 10/01/31 .................. 533 576,605
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 508 517,670
Coeur Mining, Inc., 6.88%, 04/01/32
(b)
...... 227 233,952
Commercial Metals Co.
(b)
5.75% , 11/15/33 ................... 159 159,266
6.00% , 12/15/35 ................... 214 213,788
Constellium SE
(b)
3.75% , 04/15/29 ................... 334 322,111
6.38% , 08/15/32 ................... 500 512,738
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
...................... 200 197,230
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 554 552,887
First Quantum Minerals Ltd., 6.38%, 02/15/36
(b)
776 761,954
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.... 200 200,075
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 ................... 759 728,084
5.88% , 03/01/34 ................... 427 427,668
Marcobre SAC, 5.75%, 01/22/36
(b)
........ 200 197,300
Mineral Resources Ltd.
(b)
6.00% , 05/01/32 ................... 61 60,527
6.25% , 05/01/34 ................... 61 60,233
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 113 108,056
6.88% , 01/30/30 ................... 450 461,347
3.88% , 08/15/31 ................... 674 612,686
6.38% , 08/15/33 ................... 348 349,461
Samarco Mineracao SA
(k)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... 43 42,858
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... 281 279,719
Skeena Resources Ltd., 8.50%, 04/01/31
(b)
... 22 23,033
Stillwater Mining Co., 4.50%, 11/16/29
(b)
..... 200 190,625
Vale Overseas Ltd.
6.40% , 06/28/54 ................... 72 73,710
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (b)
.................... 200 201,180
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 162 166,656
8,494,954
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 76 74,875
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 54 55,958
6.50% , 07/01/30 ................... 109 111,676
6.50% , 10/15/30 ................... 71 73,024
315,533
Office REITs — 0.0%
(c)
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31 ....................... EUR 100 117,256
alstria SARL
4.25% , 10/15/29 ................... 100 113,888
5.50% , 03/20/31 ................... 300 349,779
580,923
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.1%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 142 $ 148,347
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
31 30,968
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 33 37,867
5.88% , 06/30/29 ................... 60 60,077
6.63% , 07/15/33 ................... 125 128,425
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
.. 200 206,250
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 46 47,643
7.25% , 07/15/32 ................... 39 40,796
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(c)
...................... 250 266,246
Buckeye Partners LP
6.75% , 02/01/30
(b)
.................. 23 23,793
5.85% , 11/15/43 ................... 28 25,646
5.60% , 10/15/44 ................... 28 24,853
California Resources Corp., 7.00%, 01/15/34
(b)
. 75 76,532
Caturus Energy LLC
(b)
8.50% , 02/15/30 ................... 600 627,344
7.13% , 05/15/31 ................... 324 324,894
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 28 29,136
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 320 329,302
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 33,870
CNX Resources Corp.
(b)
7.25% , 03/01/32 ................... 90 93,765
5.88% , 03/01/34 ................... 171 169,630
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 493 492,826
5.88% , 01/15/30 ................... 31 30,028
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 1,000 987,812
Crescent Energy Finance LLC
(b)
9.75% , 10/15/30 ................... 18 19,237
7.63% , 04/01/32 ................... 162 166,808
7.88% , 04/15/32 ................... 94 97,450
7.38% , 01/15/33 ................... 309 316,247
8.38% , 01/15/34 ................... 108 114,219
CVR Energy, Inc.
(b)
7.50% , 02/15/31 ................... 108 109,374
7.88% , 02/15/34 ................... 69 69,210
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 57 58,354
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 53 54,698
Energean plc, 5.63%, 05/12/31
(c)
......... EUR 200 231,161
Genesis Energy LP
8.00% , 05/15/33 ................... USD 127 133,698
6.75% , 03/15/34
(b)
.................. 296 298,137
Global Partners LP, 7.13%, 07/01/33
(b)
...... 23 23,571
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 243 221,130
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 38 38,985
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 57 59,345
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 43 44,057
4.25% , 02/15/30 ................... 28 27,156
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 ................... 116 115,928
6.00% , 04/15/30 ................... 98 97,612
8.38% , 11/01/33 ................... 248 265,187
7.25% , 02/15/35 ................... 24 24,477
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 28 29,197
6.63% , 01/15/34 ................... 212 215,666
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
...................... 100 101,691
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 129 153,132
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 460 453,463

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... USD 48 $ 49,665
Matador Resources Co.
(b)
6.50% , 04/15/32 ................... 218 222,614
6.00% , 04/15/34 ................... 154 154,585
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 181 169,544
NAK Naftogaz Ukraine, 7.13%, 07/19/26
(c)
.... EUR 189 181,058
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... USD 267 276,766
8.38% , 02/15/32 ................... 422 442,927
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 237 245,625
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 37 37,883
Permian Resources Operating LLC
(b)
5.88% , 07/01/29 ................... 72 72,058
7.00% , 01/15/32 ................... 39 40,569
6.25% , 02/01/33 ................... 386 395,219
Petrobras Global Finance BV, 6.75%, 01/27/41 . 157 156,804
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 150 156,780
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 39 40,727
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
...................... 200 199,156
Raizen Fuels Finance SA, 6.45%, 03/05/34
(b) (d) (e)
282 154,042
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (k)
................. 224 55,986
SM Energy Co.
(b)
8.75% , 07/01/31 ................... 39 40,914
6.63% , 04/15/34 ................... 370 375,115
Sunoco LP
(b)
5.63% , 03/15/31 ................... 37 37,138
6.63% , 08/15/32 ................... 302 308,767
5.88% , 03/15/34 ................... 37 36,867
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 91 90,781
7.38% , 02/15/29 ................... 279 287,435
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 351 346,224
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
200 213,494
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 776 846,901
8.38% , 06/01/31 ................... 27 28,151
9.88% , 02/01/32 ................... 556 596,507
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 451 465,107
7.50% , 05/01/33 ................... 136 150,819
6.50% , 01/15/34 ................... 533 558,318
7.75% , 05/01/35 ................... 144 161,959
6.75% , 01/15/36 ................... 834 886,575
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
75 79,514
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 315 324,200
16,662,034
Paper & Forest Products — 0.0%
Fedrigoni SpA
6.13% , 06/15/31
(c)
.................. EUR 132 149,284
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 200 208,304
Sappi Papier Holding GmbH
4.50% , 03/15/32
(c)
.................. EUR 311 327,678
685,266
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.0%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (k)
............ USD 165 $ 149,300
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... 9 8,506
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
..... 62 60,373
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 118 109,901
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 48 50,695
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 108 106,446
485,221
Personal Care Products — 0.0%
Opal Bidco SAS
5.50% , 03/31/32
(c)
.................. EUR 104 123,438
6.50% , 03/31/32
(b)
.................. USD 200 203,617
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 ................... EUR 100 113,557
6.13% , 09/30/32 ................... USD 97 91,274
531,886
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 2,555 2,638,748
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
40 41,542
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 40 37,573
11.00% , 09/30/28 .................. 527 548,080
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
..... EUR 365 428,086
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... 215 251,612
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... 294 355,603
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.23% , 10/15/32
(a)
................ 320 376,130
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.00% , 12/31/29
(a)
................ 48 56,687
6.75% , 12/31/29 ................... 108 131,444
Teva Pharmaceutical Finance Netherlands II BV,
7.88%, 09/15/31 .................. 218 300,119
5,165,624
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... USD 17 17,597
CACI International, Inc., 6.38%, 06/15/33
(b)
... 304 311,008
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 1,130 1,098,768
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c) (k)
........... EUR 203 39,856
Science Applications International Corp.
(b)
4.88% , 04/01/28 ................... USD 81 80,195
5.88% , 11/01/33 ................... 186 183,459
1,730,883
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(k)
.............. EUR 527 648,836
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... 258 297,486
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 200 198,500
Anywhere Real Estate Group LLC
(b)
7.00% , 04/15/30 ................... 142 141,896
9.75% , 04/15/30 ................... 26 27,765
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... EUR 250 275,010
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 13 13,684
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(a) (c) (f)
............... EUR 176 186,209
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00% , 12/18/21 .................. USD 400 4,500
11.75% , 04/17/22 .................. 600 6,600
10.88% , 01/09/23 .................. 218 2,453
11.88% , 06/01/23 .................. 300 3,375

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.25% , 07/28/23 ................... USD 600 $ 6,750
12.25% , 10/18/24 .................. 400 4,400
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
25 25,635
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... 101 97,248
5.88% , 03/01/32 ................... 113 110,558
6.13% , 03/01/34 ................... 163 159,719
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (k)
........ 386 125,757
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. 200 187,200
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(a) (k)
.................... EUR 390 458,072
5.63% , 06/08/30 ................... 200 224,433
3,206,086
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 133 130,168
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 23 23,125
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 100 123,615
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (l) (m)
USD 53 60,553
MKS, Inc., 4.25%, 02/15/34
(c)
............ EUR 238 269,573
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
.. USD 67 81,606
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 122 123,174
6.25% , 08/15/33 ................... 124 126,867
808,513
Software — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 827 788,253
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 104 100,322
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 56 54,086
4.88% , 07/01/29 ................... 478 433,504
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 678 660,139
9.00% , 09/30/29 ................... 906 889,588
8.25% , 06/30/32 ................... 73 69,352
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 385 378,675
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 98 95,544
6.00% , 05/15/33 ................... 288 284,032
IPD 3 BV
5.50% , 06/15/31
(c)
.................. EUR 426 478,183
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 91 73,733
OAK-Eagle Acquireco, Inc.
6.25% , 07/01/33
(c)
.................. EUR 262 316,328
7.25% , 07/01/33
(b)
.................. USD 658 678,014
8.75% , 07/01/34
(b)
.................. 620 645,189
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 2 2,024
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.70% , 07/31/31 ................. EUR 106 121,049
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.45% , 07/01/32 ................. 100 112,311
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 235 228,729
6,409,055
Specialized REITs — 0.1%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (l)
.. 19 21,318
Iron Mountain, Inc.
6.25% , 01/15/33
(b)
.................. 389 395,024
4.75% , 01/15/34
(c)
.................. EUR 284 322,574
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 321 325,097
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
6.25% , 09/15/32 ................... USD 337 $ 338,477
SBA Communications Corp., 3.13%, 02/01/29 . 22 21,178
1,423,668
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 38 39,200
Asbury Automotive Group, Inc., 4.50%, 03/01/28 29 28,714
Carvana Co.
(b)(k)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 363 377,612
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 951 1,052,426
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 430 602,534
Cesar Spa
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.38% , 09/30/31
(a)
................ EUR 118 139,753
6.50% , 09/30/31 ................... 111 131,653
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 79 83,067
Goldstory SAS, 6.75%, 02/01/30
(c)
........ EUR 230 268,759
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 31 31,504
Kiko SpA, (3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.45%, 01/15/32
(a) (c)
........... EUR 124 145,264
LBM Acquisition LLC, 9.50%, 06/15/31
(b)
..... USD 85 74,374
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 166 162,522
8.25% , 08/01/31 ................... 66 69,140
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 51 50,730
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
.. 244 240,962
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 1,524 1,540,989
5,039,203
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.
(b)
5.88% , 07/15/30 ................... 72 73,563
5.75% , 12/01/34 ................... 150 152,579
226,142
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(c)
.................. EUR 200 233,577
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (k)
.................... USD 1,399 1,494,885
Crocs, Inc., 4.13%, 08/15/31
(b)
........... 30 27,916
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.95% , 07/01/29
(a) (c)
............... EUR 228 269,314
VF Corp., 4.25%, 03/07/29 ............. 100 117,256
2,142,948
Trading Companies & Distributors — 0.3%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... USD 142 141,942
7.88% , 12/01/30 ................... 105 110,248
7.00% , 05/01/31 ................... 666 689,258
7.00% , 06/15/32 ................... 993 1,025,011
5.88% , 04/15/33 ................... 167 166,059
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 6 6,148
7.00% , 06/15/30 ................... 502 522,267
5.75% , 03/15/31 ................... 48 48,116
7.25% , 06/15/33 ................... 40 41,889
6.00% , 03/15/34 ................... 285 282,582
QXO Building Products, Inc., 6.75%, 04/30/32 . 618 630,385
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 251 248,184
WESCO Distribution, Inc.
5.25% , 04/15/31 ................... 70 69,956

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.63% , 03/15/32 ................... USD 30 $ 31,070
6.38% , 03/15/33 ................... 49 50,612
5.50% , 04/15/34 ................... 231 230,406
4,294,133
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(d) (e) (h)
. 25 6,222
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 400 421,875
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 1,000 1,037,500
Eutelsat SA, 1.50%, 10/13/28
(c)
.......... EUR 100 111,765
Maya SAS
5.38% , 04/15/30
(c)
.................. 181 216,625
6.88% , 04/15/31
(c)
.................. 179 220,707
8.50% , 04/15/31
(b)
.................. USD 207 219,608
SoftBank Group Corp.
(c)
5.25% , 10/10/29 ................... EUR 400 463,847
6.38% , 04/22/30 ................... 100 118,353
5.88% , 07/10/31 ................... 100 115,259
7.00% , 04/22/32 ................... 103 122,289
5.75% , 07/08/32 ................... 381 429,855
6.38% , 07/10/33 ................... 103 117,890
7.38% , 04/22/34 ................... 106 125,545
TDC Brands A/S, 8.00%, 04/30/31
(c)
....... 200 235,068
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
...................... USD 200 208,433
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 200 194,530
VF Ukraine PAT, 9.62%, 02/11/27
(b) (f)
....... 150 148,920
Vmed O2 UK Financing I plc
4.25% , 01/31/31
(b)
.................. 377 324,566
4.75% , 07/15/31
(b)
.................. 200 173,020
5.63% , 04/15/32
(c)
.................. EUR 200 222,728
5.63% , 04/15/32
(c)
.................. 118 131,410
7.75% , 04/15/32
(b)
.................. USD 396 384,977
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (k) (l)
........... 281 239,881
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (k)
........... 20 20,283
Zegona Finance plc
6.75% , 07/15/29
(c)
.................. EUR 328 399,634
6,404,568
Total Corporate Bonds — 16 .7%
(Cost: $ 264,540,212 ) .............................. 263,066,219
Equity-Linked Notes
Aerospace & Defense — 0.4%
(b)(c)
BNP Paribas SA ( L3Harris Technologies, Inc. ) ,
21.79% , 05/14/26 .................. USD —
(n)
97,058
BNP Paribas SA ( Safran SA ) , 18.32% , 05/06/26 EUR 4 1,390,042
Citigroup, Inc. ( Rolls-Royce Holdings plc ) ,
27.72% , 06/12/26 .................. GBP 102 1,637,848
Citigroup, Inc. ( Safran SA ) , 30.81% , 06/05/26 .. EUR 4 1,441,047
Morgan Stanley & Co. LLC ( Lockheed Martin
Corp. ) , 19.78% , 05/11/26 ............. USD —
(n)
52,177
Royal Bank of Canada ( Textron, Inc. ) ,
20.17% , 05/04/26 .................. 1 96,126
Societe Generale SA ( Boeing Co. (The) ) ,
35.77% , 06/01/26 .................. 1 292,347
UBS AG ( AAR Corp. ) , 32.63% , 06/08/26 ..... EUR —
(n)
41,133
UBS AG ( Rolls-Royce Holdings plc ) ,
26.93% , 06/05/26 .................. GBP 101 1,652,080
UBS AG ( RTX Corp. ) , 21.10% , 06/04/26 ..... USD —
(n)
71,601
6,771,459
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.0%
Nomura Holdings, Inc. ( FedEx Corp. ) ,
22.40% , 06/18/26
(b) (c)
................ USD 1 $ 478,961
Automobile Components — 0.3%
(b)(c)
BNP Paribas SA ( Autoliv, Inc. ) , 35.06% , 06/12/26 EUR 5 2,120,266
Societe Generale SA ( Aptiv plc ) ,
34.69% , 06/01/26 .................. USD 2 119,722
UBS AG ( Autoliv, Inc. ) , 36.44% , 06/05/26 ..... EUR 5 2,046,061
4,286,049
Automobiles — 0.3%
(b)(c)
BNP Paribas SA ( Tesla, Inc. ) , 19.63% , 05/12/26 USD 1 260,182
Morgan Stanley & Co. LLC (Toyota Motor Corp.)
35.28% , 05/22/26 .................. 6 1,206,541
15.65% , 06/16/26 .................. 6 1,165,425
Royal Bank of Canada ( Tesla, Inc. ) ,
20.62% , 05/19/26 .................. 1 259,681
Royal Bank of Canada ( Toyota Motor Corp. ) ,
18.89% , 06/09/26 .................. 6 1,161,700
Societe Generale SA ( Toyota Motor Corp. ) ,
18.60% , 06/02/26 .................. 6 1,186,096
5,239,625
Banks — 1.6%
(b)(c)
Barclays Bank plc ( Banco Santander SA ) ,
30.66% , 06/02/26 .................. 174 2,122,835
Barclays Bank plc ( Mitsubishi UFJ Financial
Group, Inc. ) , 20.92% , 06/10/26 ......... 70 1,259,744
BMO Capital Markets Corp. ( Bank of America
Corp. ) , 16.48% , 05/20/26 ............. 23 1,151,129
BNP Paribas SA ( Mitsubishi UFJ Financial
Group, Inc. ) , 23.57% , 06/03/26 ......... 93 1,666,625
Citigroup, Inc. ( Bank of America Corp. ) ,
17.69% , 05/13/26 .................. 23 1,150,152
JPMorgan Structured Products BV ( Citigroup,
Inc. ) , 23.59% , 06/17/26 ............... 25 3,245,266
Nomura Holdings, Inc. ( Banco Santander SA ) ,
34.97% , 05/22/26 .................. 180 2,054,389
Royal Bank of Canada ( HSBC Holdings plc ) ,
28.48% , 05/20/26 .................. 42 3,527,686
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc. ) , 30.89% , 05/20/26 ......... 73 1,245,545
Societe Generale SA ( Citigroup, Inc. ) ,
22.05% , 05/08/26 .................. 25 2,948,476
Societe Generale SA ( Citizens Financial Group,
Inc. ) , 25.20% , 06/04/26 ............... 3 209,241
Societe Generale SA ( First Citizens BancShares,
Inc. ) , 20.82% , 05/21/26 ............... —
(n)
197,253
Societe Generale SA ( HSBC Holdings plc ) ,
31.17% , 05/29/26 .................. 42 3,632,938
24,411,279
Beverages — 0.0%
(b)(c)
Barclays Bank plc ( PepsiCo, Inc. ) ,
19.39% , 05/26/26 .................. 1 110,323
Royal Bank of Canada ( Keurig Dr Pepper, Inc. ) ,
24.56% , 05/04/26 .................. 5 153,025
263,348
Biotechnology — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Vertex
Pharmaceuticals, Inc. ) , 20.98% , 05/15/26 .. 1 372,260
Societe Generale SA ( Vertex Pharmaceuticals,
Inc. ) , 15.82% , 05/27/26 ............... 1 386,702
758,962
Broadline Retail — 0.7%
(b)(c)
Barclays Bank plc (Amazon.com, Inc.)
20.60% , 05/18/26 .................. 3 564,355

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
17.61% , 06/16/26 .................. USD 14 $ 3,578,923
Canadian Imperial Bank of Commerce ( Amazon.
com, Inc. ) , 21.40% , 06/09/26
(a)
.......... 14 3,521,354
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 21.54% , 05/29/26 ........... 14 3,207,471
10,872,103
Building Products — 0.0%
UBS AG ( Fortune Brands Innovations, Inc. ) ,
24.00% , 06/11/26
(b) (c)
................ 4 175,147
Capital Markets — 0.9%
(b)(c)
Barclays Bank plc ( MSCI, Inc. ) ,
18.59% , 06/03/26 .................. 2 1,384,907
Barclays Bank plc (State Street Corp.)
23.96% , 05/19/26 .................. 20 2,749,160
17.20% , 06/02/26 .................. 20 2,924,443
BMO Capital Markets Corp. ( Bank of New York
Mellon Corp. (The) ) , 17.56% , 06/16/26 .... 4 520,575
BMO Capital Markets Corp. ( MSCI, Inc. ) ,
17.42% , 06/17/26 .................. 2 1,438,344
Canadian Imperial Bank of Commerce ( Charles
Schwab Corp. (The) ) , 20.25% , 06/15/26
(a)
.. 4 340,512
Citigroup, Inc. ( Bank of New York Mellon Corp.
(The) ) , 15.94% , 06/03/26 ............. 4 508,121
Citigroup, Inc. ( Moelis & Co. ) , 26.43% , 06/05/26 EUR 3 1,563,632
Morgan Stanley & Co. LLC ( Carlyle Group, Inc.
(The) ) , 18.99% , 05/07/26 ............. USD 2 110,247
Toronto-Dominion Bank (The) ( Intercontinental
Exchange, Inc. ) , 17.98% , 06/18/26 ....... 3 411,993
UBS AG ( Moelis & Co. ) , 28.92% , 06/12/26 .... EUR 3 1,669,445
13,621,379
Chemicals — 0.5%
(b)(c)
BMO Capital Markets Corp. ( Ecolab, Inc. ) ,
16.53% , 05/13/26 .................. USD 2 625,365
BNP Paribas SA ( Linde plc ) , 15.58% , 05/20/26 . 6 2,979,987
Canadian Imperial Bank of Commerce ( PPG
Industries, Inc. ) , 22.60% , 05/26/26
(a)
...... 2 238,340
Citigroup, Inc. ( Ecolab, Inc. ) , 14.68% , 06/10/26 . 2 621,598
Mizuho Markets Cayman LP ( Air Products &
Chemicals, Inc. ) , 20.62% , 06/01/26 ....... —
(n)
120,077
Societe Generale SA ( Linde plc ) ,
13.24% , 05/29/26 .................. 6 2,984,062
7,569,429
Commercial Services & Supplies — 0.3%
(b)(c)
Citigroup, Inc. ( Rentokil Initial plc ) ,
35.65% , 05/11/26 .................. GBP 43 282,853
Morgan Stanley & Co. LLC ( Rollins, Inc. ) ,
18.78% , 06/10/26 .................. USD 45 2,526,723
Royal Bank of Canada ( Rollins, Inc. ) ,
15.46% , 05/13/26 .................. 47 2,604,076
5,413,652
Communications Equipment — 0.2%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
30.27% , 05/05/26 .................. 3 408,519
JPMorgan Structured Products BV ( Cisco
Systems, Inc. ) , 21.48% , 06/17/26 ........ 11 949,849
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 20.52% , 05/18/26 ............... 1 77,820
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 32.38% , 06/03/26 ............... 3 471,155
Morgan Stanley & Co. LLC ( Cisco Systems, Inc. ) ,
21.46% , 06/10/26 .................. 10 927,024
2,834,367
Security
Par (000)
Par (000) Value
Consumer Finance — 0.4%
JPMorgan Structured Products BV (Capital One
Financial Corp.)
(b)(c)
29.65% , 05/14/26 .................. USD —
(n)
$ 76,316
26.56% , 05/27/26 .................. 18 3,473,830
25.17% , 06/17/26 .................. 18 3,489,710
7,039,856
Consumer Staples Distribution & Retail — 1.1%
(b)(c)
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 14.29% , 05/15/26 ............. 4 3,922,077
BNP Paribas SA ( Costco Wholesale Corp. ) ,
13.57% , 05/08/26 .................. 4 3,939,643
BNP Paribas SA ( Dollar General Corp. ) ,
22.61% , 05/26/26 .................. 3 327,855
BNP Paribas SA (Walmart, Inc.)
17.15% , 05/12/26 .................. 25 3,287,267
18.33% , 05/21/26 .................. 25 3,217,158
JPMorgan Structured Products BV ( Walmart,
Inc. ) , 17.06% , 06/24/26 ............... 25 3,223,561
17,917,561
Containers & Packaging — 0.3%
(b)(c)
Citigroup, Inc. ( Packaging Corp. of America ) ,
18.08% , 06/10/26 .................. 3 721,732
Citigroup, Inc. ( Smurfit WestRock plc ) ,
22.22% , 05/11/26 .................. EUR 2 91,891
JPMorgan Structured Products BV ( Packaging
Corp. of America ) , 24.29% , 06/24/26 ...... USD 3 728,162
Morgan Stanley & Co. LLC ( Avery Dennison
Corp. ) , 14.93% , 06/03/26 ............. 8 1,287,768
Royal Bank of Canada ( Avery Dennison Corp. ) ,
16.82% , 05/12/26 .................. 8 1,359,332
Royal Bank of Canada ( Crown Holdings, Inc. ) ,
20.87% , 05/14/26 .................. 2 217,339
4,406,224
Distributors — 0.1%
(b)(c)
Barclays Bank plc ( Genuine Parts Co. ) ,
26.05% , 06/09/26 .................. 7 751,776
Societe Generale SA ( Genuine Parts Co. ) ,
18.44% , 05/29/26 .................. 7 749,363
1,501,139
Diversified Telecommunication Services — 0.2%
(b)(c)
Mizuho Markets Cayman LP ( Comcast Corp. ) ,
23.82% , 06/04/26 .................. 6 167,545
Royal Bank of Canada (Verizon Communications,
Inc.)
24.99% , 05/04/26 .................. 2 105,933
14.01% , 06/16/26 .................. 23 1,094,434
Societe Generale SA ( Verizon Communications,
Inc. ) , 25.40% , 05/05/26 ............... 22 1,073,487
2,441,399
Electric Utilities — 0.8%
(b)(c)
BMO Capital Markets Corp. ( Duke Energy Corp. ) ,
18.05% , 06/17/26 .................. 27 3,413,925
Citigroup, Inc. ( Duke Energy Corp. ) ,
14.17% , 06/10/26 .................. 26 3,490,571
Morgan Stanley & Co. LLC ( American Electric
Power Co., Inc. ) , 23.04% , 06/23/26 ....... 1 122,031
Royal Bank of Canada ( FirstEnergy Corp. ) ,
11.47% , 05/08/26 .................. 9 410,457
Societe Generale SA ( FirstEnergy Corp. ) ,
14.63% , 05/15/26 .................. 9 408,734
UBS AG ( Evergy, Inc. ) , 22.20% , 06/11/26 ..... 3 246,679
UBS AG (Iberdrola SA)
9.35% , 06/05/26 ................... EUR 79 1,872,385

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
8.64% , 06/12/26 ................... EUR 78 $ 1,829,817
11,794,599
Electrical Equipment — 0.5%
(b)(c)
Barclays Bank plc ( AMETEK, Inc. ) ,
16.31% , 05/05/26 .................. USD 6 1,318,571
Barclays Bank plc ( GE Vernova, Inc. ) ,
28.16% , 05/19/26 .................. 1 772,344
BNP Paribas SA ( ABB Ltd. ) , 21.16% , 06/05/26 . CHF 19 1,856,353
Citigroup, Inc. ( ABB Ltd. ) , 23.63% , 05/06/26 ... 18 1,666,297
Morgan Stanley & Co. LLC ( AMETEK, Inc. ) ,
14.05% , 06/03/26 .................. USD 6 1,313,111
Societe Generale SA ( GE Vernova, Inc. ) ,
30.24% , 05/27/26 .................. 1 782,602
7,709,278
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce ( CDW
Corp. ) , 34.40% , 06/01/26 ............. 2 290,473
JPMorgan Structured Products BV ( Corning,
Inc. ) , 45.94% , 06/17/26 ............... 2 387,159
Mizuho Markets Cayman LP ( Amphenol Corp. ) ,
33.11% , 05/13/26 .................. 4 515,238
Morgan Stanley & Co. LLC ( Corning, Inc. ) ,
24.42% , 06/09/26 .................. 2 368,520
Societe Generale SA ( Amphenol Corp. ) ,
27.05% , 05/27/26 .................. 4 526,313
2,087,703
Energy Equipment & Services — 0.5%
(b)(c)
Barclays Bank plc ( Baker Hughes Co. ) ,
22.88% , 05/08/26 .................. 33 2,137,547
Barclays Bank plc ( SLB Ltd. ) , 23.27% , 05/19/26 24 1,328,220
BMO Capital Markets Corp. ( Baker Hughes Co. ) ,
24.79% , 06/16/26 .................. 32 2,221,638
Royal Bank of Canada ( SLB Ltd. ) ,
24.46% , 05/27/26 .................. 25 1,384,766
7,072,171
Entertainment — 0.0%
Toronto-Dominion Bank (The) ( Walt Disney Co.
(The) ) , 21.29% , 05/07/26
(b) (c)
........... 3 292,888
Financial Services — 0.5%
(b)(c)
Barclays Bank plc ( Mastercard, Inc. ) ,
19.66% , 05/12/26 .................. 2 1,115,277
Barclays Bank plc ( Visa, Inc. ) , 15.62% , 05/20/26 5 1,494,317
BMO Capital Markets Corp. ( Berkshire Hathaway,
Inc. ) , 9.91% , 06/16/26 ............... 3 1,304,101
BMO Capital Markets Corp. ( Mastercard, Inc. ) ,
17.49% , 05/19/26 .................. 2 1,124,966
BNP Paribas SA ( Visa, Inc. ) , 17.36% , 05/29/26 . 5 1,527,449
Royal Bank of Canada ( Berkshire Hathaway,
Inc. ) , 8.84% , 05/08/26 ............... 3 1,285,552
Toronto-Dominion Bank (The) ( Fidelity National
Information Services, Inc. ) , 19.15% , 06/04/26 7 310,534
8,162,196
Food Products — 0.4%
(b)(c)
BNP Paribas SA ( Nestle SA ) , 28.40% , 06/12/26 CHF 32 3,319,792
Citigroup, Inc. ( Nestle SA ) , 29.93% , 06/05/26 .. 32 3,287,894
Morgan Stanley & Co. LLC ( Lamb Weston
Holdings, Inc. ) , 25.99% , 05/07/26 ........ USD 2 91,834
6,699,520
Ground Transportation — 0.1%
(b)(c)
HSBC Bank plc ( Union Pacific Corp. ) ,
16.60% , 06/11/26 .................. —
(n)
52,377
Royal Bank of Canada (Uber Technologies, Inc.)
21.95% , 06/09/26 .................. 5 413,200
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
21.14% , 06/24/26 .................. USD 5 $ 407,744
Societe Generale SA ( CSX Corp. ) ,
22.44% , 06/01/26 .................. 1 61,231
934,552
Health Care Equipment & Supplies — 0.1%
(b)(c)
Bank of Montreal ( GE HealthCare Technologies,
Inc. ) , 23.11% , 05/27/26 ............... 7 424,465
BMO Capital Markets Corp. ( GE HealthCare
Technologies, Inc. ) , 23.43% , 05/15/26 ..... 6 393,659
BMO Capital Markets Corp. ( Medtronic plc ) ,
17.87% , 05/04/26 .................. 4 316,332
BNP Paribas SA ( Becton Dickinson & Co. ) ,
21.98% , 05/14/26 .................. 2 224,947
Morgan Stanley & Co. LLC ( Baxter International,
Inc. ) , 22.85% , 06/23/26 ............... 16 288,834
1,648,237
Health Care Providers & Services — 1.7%
(b)(c)
Barclays Bank plc (Cardinal Health, Inc.)
19.03% , 05/28/26 .................. 1 274,444
16.50% , 06/09/26 .................. 6 1,106,528
BMO Capital Markets Corp. (Cencora, Inc.)
16.26% , 05/13/26 .................. 9 2,926,325
18.58% , 06/16/26 .................. 9 2,935,485
BMO Capital Markets Corp. (HCA Healthcare,
Inc.)
20.53% , 05/13/26 .................. 6 2,492,204
19.77% , 05/20/26 .................. 6 2,451,030
BMO Capital Markets Corp. ( McKesson Corp. ) ,
16.80% , 05/19/26 .................. 3 2,447,307
BMO Capital Markets Corp. ( Universal Health
Services, Inc. ) , 22.86% , 05/15/26 ........ 8 1,323,393
BNP Paribas SA ( CVS Health Corp. ) ,
21.13% , 06/25/26 .................. 7 577,010
BNP Paribas SA ( UnitedHealth Group, Inc. ) ,
15.91% , 06/10/26 .................. 8 2,854,365
Goldman Sachs International ( Cardinal Health,
Inc. ) , 22.18% , 05/15/26 ............... 6 1,087,279
Goldman Sachs International ( UnitedHealth
Group, Inc. ) , 25.72% , 05/20/26 ......... 8 2,423,032
JPMorgan Structured Products BV ( Elevance
Health, Inc. ) , 27.37% , 05/14/26 ......... 1 189,656
Morgan Stanley & Co. LLC ( McKesson Corp. ) ,
15.55% , 05/12/26 .................. 3 2,394,449
Nomura Holdings, Inc. ( Universal Health
Services, Inc. ) , 23.56% , 06/03/26 ........ 8 1,344,267
26,826,774
Health Care REITs — 0.0%
Royal Bank of Canada ( Healthcare Realty Trust,
Inc. ) , 22.57% , 06/11/26
(b) (c)
............. 6 116,778
Hotels, Restaurants & Leisure — 0.1%
(b)(c)
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
20.08% , 06/09/26 .................. 2 854,046
Goldman Sachs International ( Domino's Pizza,
Inc. ) , 16.63% , 06/02/26 ............... 3 869,019
1,723,065
Household Products — 0.2%
(b)(c)
BNP Paribas SA ( Energizer Holdings, Inc. ) ,
30.98% , 06/12/26 .................. EUR 9 1,921,408
Citigroup, Inc. ( Energizer Holdings, Inc. ) ,
28.16% , 06/05/26 .................. 8 1,715,936
3,637,344

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.3%
(b)(c)
BNP Paribas SA ( Siemens AG ) ,
19.62% , 06/12/26 .................. EUR 9 $ 2,638,138
Citigroup, Inc. ( Siemens AG ) , 16.53% , 06/05/26 8 2,397,228
5,035,366
Industrial REITs — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Rexford Industrial
Realty, Inc. ) , 16.82% , 06/15/26 ......... USD 4 144,642
Royal Bank of Canada ( STAG Industrial, Inc. ) ,
16.22% , 05/11/26 .................. 3 108,489
253,131
Insurance — 0.4%
(b)(c)
BMO Capital Markets Corp. (Hartford Insurance
Group, Inc. (The))
13.71% , 05/13/26 .................. 21 2,840,293
13.17% , 06/17/26 .................. 21 2,886,098
JPMorgan Structured Products BV ( American
International Group, Inc. ) , 19.23% , 05/21/26 . 1 74,862
JPMorgan Structured Products BV ( Arthur J
Gallagher & Co. ) , 23.14% , 05/21/26 ...... 1 146,092
Morgan Stanley & Co. LLC ( Fidelity National
Financial, Inc. ) , 26.36% , 06/18/26 ........ 3 145,569
Royal Bank of Canada ( Fidelity National
Financial, Inc. ) , 29.56% , 06/11/26 ........ 1 25,791
6,118,705
Interactive Media & Services — 1.8%
(b)(c)
Barclays Bank plc ( Alphabet, Inc. ) ,
20.17% , 06/02/26 .................. 15 5,032,637
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
20.17% , 05/15/26 .................. 15 4,863,248
Goldman Sachs International ( Alphabet, Inc. ) ,
16.17% , 05/22/26 .................. 15 4,745,260
HSBC Bank plc ( Meta Platforms, Inc. ) ,
20.70% , 06/15/26 .................. 1 375,993
JPMorgan Structured Products BV ( Alphabet,
Inc. ) , 21.24% , 06/11/26 ............... 1 496,020
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
18.08% , 05/08/26 .................. 14 4,821,991
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
22.54% , 05/15/26 .................. 6 3,571,905
Societe Generale SA ( Meta Platforms, Inc. ) ,
22.22% , 05/05/26 .................. 6 3,703,460
27,610,514
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. (Accenture plc)
24.99% , 05/13/26 .................. 2 308,795
23.07% , 05/27/26 .................. 2 320,124
BMO Capital Markets Corp. ( International
Business Machines Corp. ) , 20.27% , 06/17/26 3 584,789
Societe Generale SA ( International Business
Machines Corp. ) , 21.20% , 05/08/26 ...... 2 566,643
1,780,351
Leisure Products — 0.0%
Barclays Bank plc ( Hasbro, Inc. ) ,
25.55% , 05/28/26
(b) (c)
................ 2 149,452
Machinery — 0.7%
(b)(c)
BMO Capital Markets Corp. ( PACCAR, Inc. ) ,
21.67% , 06/15/26 .................. 2 181,368
Morgan Stanley & Co. LLC ( CNH Industrial NV ) ,
14.29% , 05/07/26 .................. 6 65,475
Morgan Stanley & Co. LLC ( Fortive Corp. ) ,
34.56% , 06/23/26 .................. 2 105,009
Nomura Holdings, Inc. ( Nordson Corp. ) ,
12.30% , 05/27/26 .................. 8 2,129,483
Security
Par (000)
Par (000) Value
Machinery (continued)
Royal Bank of Canada (Nordson Corp.)
16.87% , 05/12/26 .................. USD 8 $ 2,112,681
14.03% , 05/19/26 .................. 8 2,129,803
Societe Generale SA (Otis Worldwide Corp.)
12.80% , 05/08/26 .................. 25 1,946,825
12.28% , 05/15/26 .................. 25 1,921,030
Toronto-Dominion Bank (The) ( Middleby Corp.
(The) ) , 24.08% , 05/26/26 ............. 1 83,455
10,675,129
Media — 0.3%
(b)(c)
Barclays Bank plc ( Charter Communications,
Inc. ) , 29.95% , 06/09/26 ............... 5 820,691
Barclays Bank plc ( Omnicom Group, Inc. ) ,
17.79% , 05/12/26 .................. 18 1,378,640
BNP Paribas SA ( Charter Communications, Inc. ) ,
38.63% , 05/29/26 .................. 5 842,387
Royal Bank of Canada ( Omnicom Group, Inc. ) ,
20.71% , 05/19/26 .................. 18 1,398,093
4,439,811
Metals & Mining — 0.3%
(b)(c)
Barclays Bank plc ( Freeport-McMoRan, Inc. ) ,
33.46% , 06/15/26 .................. 2 120,545
Morgan Stanley & Co. LLC ( BHP Group Ltd. ) ,
24.67% , 05/22/36 .................. 33 2,487,610
Societe Generale SA ( Barrick Mining Corp. ) ,
34.04% , 06/01/26 .................. 3 104,629
Societe Generale SA ( BHP Group Ltd. ) ,
20.30% , 06/02/26 .................. 33 2,564,632
5,277,416
Multi-Utilities — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Dominion Energy,
Inc. ) , 22.65% , 06/11/26 ............... 5 282,631
BNP Paribas SA ( DTE Energy Co. ) ,
16.40% , 06/05/26 .................. EUR 46 1,494,592
Canadian Imperial Bank of Commerce ( DTE
Energy Co. ) , 20.28% , 06/11/26
(a)
........ USD 2 238,232
UBS AG ( DTE Energy Co. ) , 34.20% , 05/06/26 . EUR 44 1,444,790
3,460,245
Oil, Gas & Consumable Fuels — 1.3%
(b)(c)
Barclays Bank plc ( Suncor Energy, Inc. ) ,
37.20% , 06/12/26 .................. 7 2,179,134
BNP Paribas SA ( Exxon Mobil Corp. ) ,
14.64% , 05/12/26 .................. USD 15 2,270,104
Citigroup, Inc. ( Suncor Energy, Inc. ) ,
25.69% , 06/05/26 .................. EUR 6 1,904,884
Morgan Stanley & Co. LLC ( Shell plc ) ,
24.34% , 05/22/26 .................. USD 36 3,285,796
Nomura Holdings, Inc. ( Exxon Mobil Corp. ) ,
20.77% , 05/20/26 .................. 15 2,330,255
Royal Bank of Canada ( Chevron Corp. ) ,
19.61% , 05/07/26 .................. 1 232,648
Royal Bank of Canada ( EQT Corp. ) ,
24.42% , 06/23/26 .................. 3 191,360
Royal Bank of Canada ( TotalEnergies SE ) ,
12.30% , 06/05/26 .................. EUR 27 2,451,622
Societe Generale SA ( Marathon Petroleum
Corp. ) , 28.92% , 06/04/26 ............. USD —
(n)
70,105
Societe Generale SA ( Shell plc ) ,
22.47% , 05/29/26 .................. 36 3,288,354
UBS AG ( BP plc ) , 28.35% , 05/11/26 ........ GBP 52 411,325
UBS AG ( TotalEnergies SE ) , 14.53% , 06/12/26 . EUR 25 2,276,179
20,891,766

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.2%
(b)(c)
Barclays Bank plc ( Unilever plc ) ,
19.49% , 06/02/26 .................. USD 27 $ 1,573,170
Royal Bank of Canada ( Unilever plc ) ,
23.46% , 05/22/26 .................. 27 1,611,447
3,184,617
Pharmaceuticals — 1.4%
(b)(c)
BNP Paribas SA ( AstraZeneca plc ) ,
18.28% , 05/20/26 .................. 19 3,520,394
Citigroup, Inc. ( Roper Technologies, Inc. ) ,
10.54% , 06/05/26 .................. CHF 9 3,548,599
Nomura Holdings, Inc. ( Johnson & Johnson ) ,
17.21% , 05/28/26 .................. USD 1 185,165
Repligen Corp. ( Novartis AG ) , 17.00% , 05/22/26 24 3,517,364
Royal Bank of Canada ( Roper Technologies,
Inc. ) , 11.85% , 06/12/26 ............... CHF 9 3,474,499
Societe Generale SA ( AstraZeneca plc ) ,
15.25% , 05/29/26 .................. USD 19 3,655,453
Societe Generale SA ( Merck & Co., Inc. ) ,
16.10% , 05/21/26 .................. 4 386,112
Societe Generale SA ( Novartis AG ) ,
14.02% , 06/02/26 .................. 23 3,507,033
21,794,619
Professional Services — 0.0%
BMO Capital Markets Corp. ( SS&C Technologies
Holdings, Inc. ) , 17.75% , 05/07/26
(b) (c)
...... 5 361,627
Residential REITs — 0.3%
(b)(c)
Barclays Bank plc ( Essex Property Trust, Inc. ) ,
9.87% , 06/10/26 ................... 4 1,125,405
BMO Capital Markets Corp. ( UDR, Inc. ) ,
23.27% , 05/05/26 .................. 23 838,417
Morgan Stanley & Co. LLC ( UDR, Inc. ) ,
11.81% , 06/10/26 .................. 24 835,585
Royal Bank of Canada ( Essex Property Trust,
Inc. ) , 26.16% , 05/15/26 ............... 4 1,086,851
Societe Generale SA ( AvalonBay Communities,
Inc. ) , 20.58% , 06/01/26 ............... 1 121,186
4,007,444
Retail REITs — 0.1%
(b)(c)
BNP Paribas SA ( Simon Property Group, Inc. ) ,
12.05% , 06/10/26 .................. 5 1,023,592
Societe Generale SA ( Simon Property Group,
Inc. ) , 19.92% , 05/05/26 ............... 5 1,000,927
2,024,519
Semiconductors & Semiconductor Equipment — 3.9%
(b)(c)
Barclays Bank plc ( Intel Corp. ) , 39.84% , 06/15/26 2 115,057
Barclays Bank plc ( KLA Corp. ) , 30.15% , 06/09/26 —
(n)
647,236
Barclays Bank plc ( Micron Technology, Inc. ) ,
30.72% , 05/19/26 .................. 3 1,462,343
Barclays Bank plc (NVIDIA Corp.)
22.04% , 05/13/26 .................. 33 6,174,836
23.25% , 06/10/26 .................. 32 6,442,891
Barclays Bank plc ( QUALCOMM, Inc. ) ,
21.26% , 06/03/26 .................. 3 439,494
Barclays Bank plc ( Texas Instruments, Inc. ) ,
22.66% , 06/09/26 .................. 3 629,234
BMO Capital Markets Corp. ( Analog Devices,
Inc. ) , 28.35% , 06/16/26 ............... 1 569,495
BMO Capital Markets Corp. (Applied Materials,
Inc.)
31.76% , 05/13/26 .................. 2 869,781
30.16% , 05/27/26 .................. 2 870,986
BMO Capital Markets Corp. ( Broadcom, Inc. ) ,
26.74% , 05/13/26 .................. 13 4,510,060
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
BMO Capital Markets Corp. ( Lam Research
Corp. ) , 33.39% , 05/27/26 ............. USD 4 $ 893,568
BMO Capital Markets Corp. ( Texas Instruments,
Inc. ) , 27.00% , 05/07/26 ............... 2 348,766
BNP Paribas SA ( NVIDIA Corp. ) ,
25.81% , 05/29/26 .................. 34 5,962,193
Citigroup, Inc. ( Broadcom, Inc. ) ,
31.18% , 06/16/26 .................. 9 3,673,467
Citigroup, Inc. ( Intel Corp. ) , 34.75% , 05/15/26 .. 12 650,688
Goldman Sachs International ( KLA Corp. ) ,
32.59% , 06/02/26 .................. —
(n)
653,775
JPMorgan Structured Products BV ( Advanced
Micro Devices, Inc. ) , 33.67% , 05/22/26 .... 4 1,022,204
JPMorgan Structured Products BV ( ASML
Holding NV ) , 30.28% , 05/29/26 ......... 3 4,424,111
JPMorgan Structured Products BV
( QUALCOMM, Inc. ) , 30.99% , 06/24/26 .... 3 450,893
Mizuho Markets Cayman LP ( Taiwan
Semiconductor Manufacturing Co. Ltd. ) ,
37.07% , 06/04/26 .................. —
(n)
75,728
Morgan Stanley & Co. LLC ( ASML Holding NV ) ,
34.06% , 05/20/26 .................. 2 3,387,313
Morgan Stanley & Co. LLC ( Lam Research
Corp. ) , 38.14% , 05/19/26 ............. 4 933,211
Morgan Stanley & Co. LLC ( Micron Technology,
Inc. ) , 36.33% , 05/27/26 ............... 3 1,320,440
Morgan Stanley & Co. LLC (NVIDIA Corp.)
23.38% , 05/20/26 .................. 34 6,075,851
16.67% , 06/18/26 .................. —
(n)
59,666
Royal Bank of Canada ( ASML Holding NV ) ,
28.09% , 06/09/26 .................. 2 3,368,259
Royal Bank of Canada ( Texas Instruments, Inc. ) ,
23.74% , 06/24/26 .................. 3 742,103
Societe Generale SA ( Advanced Micro Devices,
Inc. ) , 29.72% , 06/02/26 ............... 4 1,111,066
Societe Generale SA ( Analog Devices, Inc. ) ,
19.50% , 05/05/26 .................. 1 478,134
Societe Generale SA ( Broadcom, Inc. ) ,
30.49% , 05/05/26 .................. 8 2,987,385
Societe Generale SA ( Intel Corp. ) ,
33.46% , 05/08/26 .................. 12 660,016
Toronto-Dominion Bank (The) ( Applied Materials,
Inc. ) , 27.97% , 06/04/26 ............... —
(n)
113,630
62,123,880
Software — 1.8%
(b)(c)
Barclays Bank plc ( Microsoft Corp. ) ,
16.95% , 05/13/26 .................. 10 4,085,716
Barclays Bank plc ( Palantir Technologies, Inc. ) ,
29.93% , 05/19/26 .................. 6 798,658
Barclays Bank plc ( SAP SE ) , 39.96% , 06/02/26 13 2,151,165
BMO Capital Markets Corp. ( Crowdstrike
Holdings, Inc. ) , 19.79% , 05/29/26 ........ 1 269,845
BMO Capital Markets Corp. (Intuit, Inc.)
23.74% , 05/05/26 .................. 1 269,084
21.71% , 06/17/26 .................. 1 278,749
BMO Capital Markets Corp. ( Microsoft Corp. ) ,
16.99% , 05/20/26 .................. 10 4,018,735
BMO Capital Markets Corp. ( Oracle Corp. ) ,
44.28% , 05/12/26 .................. 4 719,749
BNP Paribas SA ( Adobe, Inc. ) , 21.73% , 05/22/26 1 271,738
BNP Paribas SA ( Microsoft Corp. ) ,
20.99% , 05/28/26 .................. 1 471,167
BNP Paribas SA ( Palantir Technologies, Inc. ) ,
31.21% , 05/27/26 .................. 6 834,498

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
BNP Paribas SA ( Salesforce, Inc. ) ,
27.98% , 06/06/26 .................. USD 3 $ 437,896
Citigroup, Inc. ( Microsoft Corp. ) ,
20.96% , 06/17/26 .................. 10 4,079,832
Citigroup, Inc. (ServiceNow, Inc.)
24.73% , 06/03/26 .................. 3 240,556
24.99% , 06/17/26 .................. 3 234,091
HSBC Bank plc ( Microsoft Corp. ) ,
19.46% , 06/09/26 .................. 10 3,897,281
JPMorgan Structured Products BV ( Palo Alto
Networks, Inc. ) , 23.78% , 06/17/26 ....... 2 364,795
JPMorgan Structured Products BV ( Workday,
Inc. ) , 33.85% , 05/14/26 ............... 1 98,615
Morgan Stanley & Co. LLC ( AppLovin Corp. ) ,
20.38% , 06/16/26 .................. 1 306,513
Morgan Stanley & Co. LLC ( SAP SE ) ,
39.72% , 05/22/26 .................. 13 2,220,809
Nomura Holdings, Inc. ( Adobe, Inc. ) ,
20.73% , 06/02/26 .................. 1 255,627
Nomura Holdings, Inc. ( Crowdstrike Holdings,
Inc. ) , 23.35% , 06/03/26 ............... 1 254,032
Nomura Holdings, Inc. ( Salesforce, Inc. ) ,
22.62% , 05/05/26 .................. 3 455,183
Royal Bank of Canada ( AppLovin Corp. ) ,
21.90% , 06/03/26 .................. 1 276,424
Royal Bank of Canada ( Palo Alto Networks, Inc. ) ,
20.07% , 05/08/26 .................. 2 354,192
Societe Generale SA ( Oracle Corp. ) ,
43.42% , 05/05/26 .................. 4 682,624
28,327,574
Specialized REITs — 0.0%
Royal Bank of Canada ( Crown Castle, Inc. ) ,
22.42% , 05/07/26
(b) (c)
................ 1 71,173
Specialty Retail — 1.1%
(b)(c)
BMO Capital Markets Corp. ( AutoZone, Inc. ) ,
18.48% , 06/16/26 .................. —
(n)
1,173,731
BNP Paribas SA ( Home Depot, Inc. (The) ) ,
15.60% , 05/12/26 .................. 11 3,787,620
Societe Generale SA ( AutoZone, Inc. ) ,
17.90% , 05/08/26 .................. —
(n)
1,170,130
Societe Generale SA (Home Depot, Inc. (The))
17.59% , 05/05/26 .................. 11 3,746,710
14.84% , 05/18/26 .................. 1 230,764
Societe Generale SA (O'Reilly Automotive, Inc.)
19.51% , 05/05/26 .................. 33 3,236,176
14.97% , 05/12/26 .................. 34 3,349,545
16,694,676
Technology Hardware, Storage & Peripherals — 1.5%
(b)(c)
Barclays Bank plc ( Apple, Inc. ) ,
14.25% , 05/12/26 .................. 21 5,386,959
Barclays Bank plc ( Western Digital Corp. ) ,
42.87% , 06/24/26 .................. 1 422,807
BMO Capital Markets Corp. ( Apple, Inc. ) ,
16.66% , 05/19/26 .................. 21 5,363,621
BMO Capital Markets Corp. ( Hewlett Packard
Enterprise Co. ) , 33.95% , 06/15/26 ....... 9 258,452
Citigroup, Inc. ( Apple, Inc. ) , 12.92% , 06/16/26 . 21 5,614,795
JPMorgan Structured Products BV ( Seagate
Technology Holdings plc ) , 22.89% , 05/29/26 1 333,825
Morgan Stanley & Co. LLC ( Seagate Technology
Holdings plc ) , 23.05% , 05/22/26 ......... 1 351,670
Royal Bank of Canada ( Apple, Inc. ) ,
18.18% , 05/05/26 .................. 21 5,448,107
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Toronto-Dominion Bank (The) ( Western Digital
Corp. ) , 32.14% , 05/26/26 ............. USD 1 $ 479,039
23,659,275
Textiles, Apparel & Luxury Goods — 0.0%
JPMorgan Structured Products BV ( Swatch
Group AG (The) ) , 32.34% , 06/08/26
(b) (c)
.... CHF 1 139,653
Tobacco — 0.0%
Barclays Bank plc ( British American Tobacco plc ) ,
13.56% , 06/08/26
(b) (c)
................ GBP 7 390,740
Trading Companies & Distributors — 0.4%
(b)(c)
Morgan Stanley & Co. LLC ( WESCO
International, Inc. ) , 19.60% , 06/23/26 ..... USD 1 435,246
Morgan Stanley & Co. LLC ( WW Grainger, Inc. ) ,
13.35% , 06/10/26 .................. —
(n)
355,001
Societe Generale SA (Fastenal Co.)
20.44% , 05/08/26 .................. 60 2,710,363
20.73% , 05/15/26 .................. 61 2,753,956
6,254,566
Wireless Telecommunication Services — 0.0%
Royal Bank of Canada ( Rogers Communications,
Inc. ) , 16.59% , 05/14/26
(b) (c)
............ 2 76,875
Total Equity-Linked Notes — 28 .5%
(Cost: $ 442,439,719 ) .............................. 449,510,168
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 135 128,201
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 275 264,086
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 410,709 ) ................................. 392,287
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
06/24/30 ............. 244 245,352
Atlas CC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43% 05/25/29 .............. 640 118,111
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.25%), 5.18% 05/25/29 .............. 87 15,242
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
10/31/30 ................... 190 190,286
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 ... 233 233,597
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/31/31 ............. 294 294,489
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/31/31 ............. 112 112,559
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.95%
,
02/26/32 ................... 104 103,951

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
02/01/28 ................... USD 284 $ 242,595
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/01/32 ............. 153 153,569
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.45%
,
11/06/28 ........ 56 56,289
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
02/28/31 ................... 608 608,892
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
01/19/32 ................... 228 228,011
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
02/14/33 ................... 215 215,310
2,818,253
Automobile Components — 0.1%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/03/33 ............. 230 231,212
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15% , 05/06/30 ........... 370 371,762
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40% , 01/28/32 ........... 555 557,525
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/30/32 ............ 145 145,181
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
06/04/31 ................... 203 203,217
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
11/16/29 ................... 79 79,561
Realtruck Group, Inc., 1st Lien Term Loan A ,
(6-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.52%
,
01/31/31 ............. 49 27,526
Realtruck Group, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.77%
,
01/31/31 ............. 110 63,094
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
11/17/28 ................... 257 256,650
1,935,728
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.90%
,
01/22/31 ........ 136 135,564
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
07/02/31 ............. 348 346,587
482,151
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 ........... 105 58,707
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 ........... 195 193,838
Security
Par (000)
Par (000) Value
Beverages (continued)
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 ........... USD 151 $ 30,942
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
07/09/32 ................... 114 114,177
397,664
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.17%
,
01/28/33 ............. 198 198,527
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.40%
,
12/12/31 ............ 305 304,551
503,078
Broadline Retail — 0.0%
(a)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32 ............. 352 353,769
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.40%
,
03/15/30 ............. 256 253,133
606,902
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
05/14/29 ................... 25 25,016
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
09/08/32 ................... 402 400,895
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.90%
,
07/08/30 ............. 168 149,774
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
10/27/32
(h)
.................. 238 234,758
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.67% - 5.91%
,
02/02/33
(h)
....... 57 56,923
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
08/05/31 ................... 413 374,332
1,241,698
Capital Markets — 0.3%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 ................... 145 145,446
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
02/18/31 ........ 249 245,597
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
08/09/30 ............. 128 127,891
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
11/25/32 .............. 325 321,994
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 ................... 289 289,500

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
11/25/31 .............. USD 228 $ 225,706
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............. 604 606,925
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
10/29/32 ............. 250 249,637
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.70%
,
10/31/31 .. 449 450,708
Digicel International Finance Ltd., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.16%
,
08/09/32 ........ 138 138,325
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.15%
,
09/15/31 ........ 416 412,652
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.20%
,
09/05/31 ............ 117 116,833
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
03/18/30 ............. 489 490,736
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............. 582 580,466
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(o)
....................... 76 76,190
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
07/30/32 ............. 309 308,774
4,787,380
Chemicals — 0.2%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27
(h)
........... 84 76,322
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
10/15/32 ............. 250 249,513
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
11/01/30 ................... 165 165,381
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
10/04/29 ............. 293 290,286
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
06/12/31 ........ 158 158,029
Element Solutions, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
12/18/30 ............. 162 162,217
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
03/29/32 ................... 208 204,616
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
02/15/30 ................... 277 277,981
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
07/03/28 ............. 307 283,830
Security
Par (000)
Par (000) Value
Chemicals (continued)
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
11/26/31
(h)
............ USD 193 $ 192,933
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
11/03/32 ............ 378 373,641
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
04/08/31 .. 165 96,447
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
10/09/31 ............. 93 93,153
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
10/29/32 ........ 322 323,913
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
08/02/30 ............. 151 151,414
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
08/19/32 ............. 303 302,742
3,402,418
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
10/24/30 ........ 136 135,676
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
08/20/32 ............. 610 611,552
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.56%
,
11/17/31 ................... 118 118,517
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
06/24/30 ............. 236 237,030
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.70%
,
04/01/32 ............ 184 177,441
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
10/11/32 ................... 176 176,594
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.40%
,
06/02/31 ............ 259 250,532
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.46%
,
10/17/30 ............ 107 106,806
LABL, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.41% , 11/03/26 ........... 53 52,907
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 10.41% - 10.46% , 12/02/26
(h)
... 51 43,081
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
10/30/28
(d) (e) (h)
................ 392 196,010
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
03/11/32 ................... 324 325,405
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
10/15/30 ... 76 75,923

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
03/08/32 ... USD 247 $ 244,275
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
01/15/31 ............. 96 95,760
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
11/30/28 .............. 240 240,285
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
02/15/29 ... 66 55,651
3,143,445
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (US Prime
Rate at 0.00% Floor + 0.75%), 5.41% -
7.50%
,
10/24/30
(a)
.................. 284 283,926
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.19%
,
04/25/33
(h)
............ 286 284,952
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 0.00%), 0.00%
,
04/25/33
(h)
.. 38 37,994
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ........ 287 248,065
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
11/03/31 .............. 128 128,922
Dycom Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/33 ............. 178 179,225
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.90%
,
12/16/31 ............. 324 324,978
1,204,136
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
01/31/31 ................... 242 243,032
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 ................... 179 179,596
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.65%
,
03/08/29 ................... 85 60,420
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
03/19/29 ............. 310 310,586
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
02/10/32 ............. 176 175,757
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40%
,
09/22/28 ............. 61 60,620
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
10/19/29 ... 460 456,954
1,486,965
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
12/29/32 ............. USD 245 $ 244,463
EG America LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.90%
,
02/10/31 ................... 350 350,000
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
10/03/31 ................... 120 121,409
715,872
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.50%), 6.16%
,
11/29/30 ............ 365 364,457
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.83% , 04/13/29 ........... 50 47,585
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.90% , 04/01/32 ........... 254 234,572
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.38%
,
07/30/32 ................... 503 502,407
Graham Packaging Co., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
01/26/33 ............. 246 245,508
Mauser Packaging Solutions Holding Co.,
1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%), 6.79% -
7.16%
,
04/15/30 ................... 250 245,260
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
02/01/29 ................... 188 188,058
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 7.77%
,
03/07/33 ............ 242 236,025
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.40%
,
03/04/32 ............ 63 62,826
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.15%
,
09/15/32 ... 163 163,094
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............. 158 148,409
2,438,201
Diversified Consumer Services — 0.0%
(a)
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
03/26/31 ............. 169 169,981
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
01/30/31 ................... 288 288,726
458,707
Diversified Telecommunication Services — 0.1%
(a)
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28%
,
09/01/28 ............. 50 48,298
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
03/29/32 ............. 505 506,081

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.27% 09/25/29 .................... USD 323 $ 294,021
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 ... 115 114,956
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.02%
,
01/31/29 ........ 83 81,046
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.77% 03/11/30 .............. 222 221,583
1,265,985
Electric Utilities — 0.0%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
04/16/31 ................... 405 405,549
NRG Energy, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.56%
,
04/15/33 ................... 39 39,137
444,686
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/20/31 ................... 245 244,702
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
07/02/29 ................... 225 224,821
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
10/28/32 ................... 129 129,428
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
10/27/32
(h)
.................. 242 242,907
841,858
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.43%
,
02/26/32 ................... 220 219,472
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.41%
,
10/01/32 ............. 72 72,270
291,742
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.43%
,
07/22/30 ............. 156 155,284
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
10/01/31 ............. 305 305,503
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45%
,
09/30/31 ............. 404 404,552
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
03/24/32 ............. 409 410,365
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
10/21/32 ........ 243 243,315
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.20%
,
11/13/29 .............. 300 265,140
Security
Par (000)
Par (000) Value
Entertainment (continued)
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(o)
..................... USD 500 $ 500,125
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
11/21/31 ........ 487 487,861
2,772,145
Financial Services — 0.2%
(a)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.40%
,
07/30/31 ............ 96 96,616
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.66%
,
05/21/31 ............. 286 286,808
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/27/32 ............. 281 263,819
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
01/03/29 ................... 324 324,689
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
05/19/31 ................... 408 407,535
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
09/13/32 ............ 253 253,263
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.40%
,
02/17/31 ............. 208 204,823
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.50%
,
06/06/31 ................... 150 124,483
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
10/08/32 ................... 167 166,713
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/30/31 ............. 222 222,495
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31 ............. 37 36,891
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
04/03/28 ................... 59 59,248
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
03/05/32 ................... 139 138,055
2,585,438
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
10/28/32 ................... 406 408,085
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ........ 291 288,608
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.88%
,
09/30/32 ............. 230 228,646
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.16%
,
03/29/30 ............. 21 20,877

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.90%
,
02/11/33 .............. USD 166 $ 167,194
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
12/31/29 ................... 30 4,006
1,117,416
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
12/05/30 ............. 108 108,450
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
04/01/32 ............ 134 134,720
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
03/11/33 .............. 84 84,158
Traverse Midstream Partners LLC, 1st Lien Term
Loan B , 04/20/33
(o)
.................. 49 49,031
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.72%
,
04/11/33 .... 133 133,311
509,670
Ground Transportation — 0.0%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
04/10/31 ............. 490 490,746
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.16%
,
06/30/28 ................... 137 107,830
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.16%
,
06/30/28 ................... 27 21,336
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 11.66%
,
08/20/29 ............. 42 16,209
636,121
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.40%
,
01/15/31 ............. 403 404,947
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
04/07/33 ................... 685 681,151
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
08/20/32 ................... 242 234,350
1,320,448
Health Care Providers & Services — 0.2%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
12/15/32 ............. 64 64,096
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
09/20/32 ............. 45 45,370
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.16%
,
11/08/32 ................... 201 201,863
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.65%
,
07/28/31 ........ 242 243,400
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
02/07/33 ............. USD 163 $ 163,665
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 6.75%
,
11/30/28
(d) (e)
........... 6 970
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. 203 201,537
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.26%
,
11/01/28 ............ 131 18,113
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.76%
,
11/01/29 ........... 87 5,916
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
10/23/30 ................... 615 617,426
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40%
,
09/22/32 ............. 202 202,507
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.65%
,
11/19/31 ............ 178 176,538
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
12/19/30 ............ 185 185,614
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............. 109 109,194
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
08/01/31 ................... 71 71,374
2,307,583
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.40%
,
02/15/29 ............. 330 328,167
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.41%
,
05/01/31 ................... 273 250,134
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.80%
,
10/01/27 ............. 148 145,091
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.41%
,
11/03/31 ............ 101 100,522
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 ................... 216 187,314
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/22/29
(h)
............ 160 160,003
1,171,231
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.28% , 03/11/30 ............ 39 38,181
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.28% , 03/11/30 ........... 37 36,016

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/31/30 ............. USD 253 $ 253,239
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
02/06/30 ............. 220 213,158
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
02/06/31 ............. 338 326,423
Churchill Downs, Inc., Facility 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
03/17/28
(h)
............ 39 39,481
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.16%
,
12/02/31 ............. 107 107,270
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
03/04/32 ............. 226 225,830
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.95%
,
07/30/32 ........ 85 84,556
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.90%
,
01/29/29 ............. 414 410,002
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45% , 12/02/30 ........... 328 326,548
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70% , 06/04/32 ........... 154 153,148
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.75%
,
03/10/31 ................... 21 20,423
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ 204 198,387
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
05/27/32 ............ 241 242,153
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.15%
,
12/16/30 ................... 202 202,822
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.65%
,
04/16/29 ........ 251 251,290
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.95%
,
08/01/30 ............. 114 107,821
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
05/03/29 ............. 83 83,281
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
04/04/29 ............ 178 174,748
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.65%
,
12/04/31 ... 72 71,068
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.65%
,
05/01/31 ........ 97 96,319
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
03/14/31 ............. 163 163,109
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
TRQ Sales LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.95% - 7.48%
,
12/30/32
(h)
............ USD 191 $ 187,419
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
07/01/32 ............. 124 123,913
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.15%
,
08/03/28 ................... 193 193,499
4,330,104
Household Durables — 0.0%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
09/26/31 ............. 121 120,761
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.88%
,
10/24/31 ............. 100 100,231
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/19/29 ............. 42 41,277
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 56 55,037
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.44%
,
10/01/32 ........ 381 370,701
688,007
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.95%
,
12/30/32
(a)
.. 213 211,798
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.67%
,
12/15/27 ............ 240 239,566
Talen Energy Supply LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
11/25/32 .............. 354 354,335
593,901
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
09/13/32 ............. 162 162,101
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............. 489 489,065
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
03/04/33 ............. 48 48,050
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.66%
,
12/02/31 ... 162 162,511
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
10/01/32 ............. 217 218,246
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............. 252 251,841
Resilience Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
02/28/33 ............. 284 284,568

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Sword Purchaser LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.47%
,
04/11/33 .............. USD 320 $ 310,266
1,926,648
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
09/19/31 ............ 559 557,608
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
01/30/32 ................... 454 453,136
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.15%
,
12/29/31 ........ 167 165,458
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
05/26/31 ................... 230 228,060
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
05/06/31 ............. 395 391,640
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............. 533 534,611
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 .. 252 247,980
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
07/02/31 ............. 114 112,496
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
09/15/31 ............. 202 202,344
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 ................... 254 254,668
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 ................... 204 203,687
3,351,688
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.01%
,
08/21/28 ................... 29 28,910
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 ................... 114 114,081
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 ................... 302 301,885
Asurion LLC, 1st Lien Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.41%
,
02/23/33 ................... 40 39,317
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.02%
,
01/19/29 ................... 42 42,098
Central Parent LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95% , 07/06/29 ........... 279 167,094
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95% , 07/06/29 ........... 40 17,880
Security
Par (000)
Par (000) Value
IT Services (continued)
Clearwater Analytics LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
04/21/32 ............. USD 316 $ 315,916
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.15%
,
05/30/31 ............. 332 326,827
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 ................... 119 118,777
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.40%
,
11/09/29 ........ 153 150,992
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.45%
,
10/07/32 ............ 354 281,150
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
01/31/31 ................... 159 159,190
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.90%
,
06/07/32 ............. 74 68,025
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
07/01/31 ................... 88 79,347
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.45%
,
07/16/31 ............ 132 129,257
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.15%
,
07/31/31 ... 371 368,373
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
07/06/32 ................... 146 146,091
2,855,210
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.27%
,
05/30/28
(a)
............ 54 53,755
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 63 62,752
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 16 15,750
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
09/27/30 ................... 209 209,436
287,938
Machinery — 0.2%
(a)
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.18%
,
03/15/30 ................... 78 78,553
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.20%
,
02/03/33 ............. 246 245,675
CompoSecure Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.92%
,
01/14/33 ............ 358 358,598
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
10/23/28 ............. 447 447,576

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.41%
,
06/12/31 ............ USD 200 $ 201,570
Indicor LLC, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
11/22/29 ................... 188 188,536
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
02/10/33 ............. 342 342,211
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor
+ 2.5%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.5% at 0.50% Floor + 0.00%),
6.16%
,
07/31/28 ................... 353 354,310
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% ( 11.18 % Cash
or 11.17 % PIK), 03/03/33
(k)
............ 24 23,255
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.77%
,
10/04/28 ................... 132 132,987
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , 03/24/33
(h) (o)
............. 77 76,904
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............. 606 610,473
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
01/27/31 ............. 410 410,956
3,471,604
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. 366 372,745
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.77%
,
08/23/28 ........ 66 65,653
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 351 309,762
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
08/30/30 ............. 84 84,062
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.15%
,
06/30/28 ............ 162 162,025
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
10/17/31 ................... 386 347,257
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
03/18/33 ............. 108 107,832
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
09/24/32 ............. 180 180,675
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.77%
,
05/01/28 ... 80 79,565
1,709,576
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
03/03/32
(a)
........... USD 368 $ 368,493
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.19%
,
10/01/32 ................... 114 115,164
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
11/22/32 .............. 138 139,064
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.93%
,
02/11/33 ........ 363 363,229
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.67%
,
10/04/30 ............ 23 23,333
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
02/11/30 ................... 199 199,155
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. 66 66,145
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.41%
,
04/07/32 ................... 79 79,054
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.90%
,
10/05/28 ... 365 366,348
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 2.25%
,
03/18/30 ........ 135 134,831
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
06/16/32 ... 204 203,257
1,689,580
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%
,
04/20/28 ............. 247 245,800
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
03/21/31 ................... 244 243,869
American Airlines, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91%
,
06/04/29 ............. 319 310,312
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/27/29 ............. 193 171,088
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/09/32 ............. 208 209,130
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
02/24/31 ............. 320 319,793
1,499,992
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
08/02/32 ............ 271 272,251
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41% - 5.43%
,
10/29/32 ........ 119 119,174

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. USD 129 $ 127,427
Grifols International Services USA, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 2.50%), 5.97%
,
04/14/33 ... 158 158,310
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
05/05/28 ............. 248 249,293
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
04/20/29 ............. 214 213,635
1,140,090
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.27%
,
06/02/28 ................... 275 268,758
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.40%
,
04/28/28 .. 205 205,041
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.20%
,
06/22/29 ................... 167 168,188
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17% 07/31/30 .............. 113 97,145
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/24/31 ................... 383 382,376
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
11/26/31 .............. 318 313,772
1,435,280
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.40%
,
01/31/30
(a) (h)
. 47 47,579
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
07/06/29 ................... 185 185,817
Qnity Electronics, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/29/32 ............. 408 409,169
594,986
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
02/24/31 ............. 368 362,971
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.45%
,
03/26/32 ................... 292 285,831
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.16%
,
08/15/29 ............. 130 88,588
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
07/30/31 ............. 419 386,934
Security
Par (000)
Par (000) Value
Software (continued)
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.65%
,
01/23/32 ............ USD 167 $ 165,979
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95% - 7.23% , 03/21/31 ...... 90 83,152
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 6.95% - 7.50% , 08/16/32 ...... 508 468,899
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.52%
,
10/09/28 ................... 92 82,105
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.93%
,
10/09/31 ............. 85 79,411
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 ................... 310 292,098
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
06/26/31 ............. 126 118,873
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
10/09/29 ............. 336 329,515
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.40%
,
11/15/32 .............. 44 42,643
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
09/12/29 ................... 290 285,174
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
01/30/32 ............ 256 247,086
Kaseya, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.91%
,
03/22/32 ................... 540 489,244
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.90%
,
12/31/31 ................... 110 85,885
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
02/04/33 ............. 243 243,607
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
11/15/32 .............. 136 134,187
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.70%
,
08/31/28 ................... 628 608,910
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
06/28/30 ............. 242 200,530
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
04/24/28 ................... 415 405,459
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
05/09/31 ............. 204 204,373
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.16%
,
02/10/31 ................... 507 488,637

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
04/14/31 ................... USD 262 $ 258,394
6,438,485
Specialty Retail — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
01/16/32 ............. 300 296,869
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ........ 229 229,131
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 ... 333 332,993
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
09/29/32 ............. 88 87,978
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.45%
,
12/06/32 ... 60 59,962
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.16%
,
12/16/32 ............ 178 179,005
Pye-Barker Fire & Safety LLC, Delayed Draw
1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%), 6.16% -
0.00%
,
12/16/32 ................... 4 4,197
1,190,135
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/15/32
(a)
.................. 357 339,318
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.66%
,
02/19/32
(a)
............ 16 15,962
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
07/27/28 ................... 245 245,219
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
02/10/31 ................... 161 160,970
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
06/17/31 ................... 181 162,308
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/02/32 ................... 71 71,063
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
04/30/32 ............. 111 111,449
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.65%
,
06/29/29
(h)
............ 149 67,878
818,887
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
09/23/31 ................... USD 322 $ 322,030
GB AIT Buyer, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
04/22/33 ............. 111 111,092
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.00%
,
12/15/26
(h)
................. 102 101,186
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
03/18/30 ................... 253 254,184
788,492
Wireless Telecommunication Services — 0.0%
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
10/06/32
(a)
............ 200 199,500
Total Floating Rate Loan Interests — 4 .9%
(Cost: $ 78,871,294 ) ............................... 77,217,855
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
....................... 217 231,802
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
....................... 200 206,620
438,422
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 315 338,216
France — 0.0%
Electricite de France SA
(a)(c)(p)
(5-Year EUR Swap Annual + 3.97%), 3.38% . EUR 200 222,113
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 242,305
464,418
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 264 328,254
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 200 209,600
537,854
Mexico — 0.1%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 325 348,325
5.95% , 01/28/31 ................... 298 291,667
639,992
Morocco — 0.0%
OCP SA
5.13% , 06/23/51
(c)
.................. 217 173,452
7.50% , 05/02/54
(b)
.................. 232 249,493
422,945
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
....................... 200 203,988
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,875,704 ) ............................... 3,045,835

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 9.88% , 03/31/37
(b)
....... USD 200 $ 212,500
Argentina — 0.0%
Argentine Republic (The)
0.00% , 12/15/27
(a) (m)
................. ARS 107,339 181,265
0.75% , 07/09/30
(f)
.................. USD 180 155,340
4.12% , 07/09/35
(f)
.................. 192 143,232
479,837
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 200 209,350
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
...... 200 185,835
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
303 324,304
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 400 411,250
Brazil — 0.2%
Federative Republic of Brazil
6.63% , 03/15/35 ................... 297 307,546
5.50% , 04/23/36 ................... EUR 121 141,586
Letras do Tesouro Nacional Treasury Bills ,
14.02% , 01/01/30
(q)
................. BRL 6 707,224
Nota Do Tesouro Nacional
10.00% , 01/01/29 .................. 7 1,269,327
10.00% , 01/01/31 .................. 6 1,027,446
3,453,129
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. USD 186 180,965
Chile — 0.2%
Republic of Chile
5.80% , 10/01/29
(b) (c)
................. CLP 1,870,000 2,111,845
3.75% , 01/14/32 ................... EUR 140 164,290
4.34% , 03/07/42 ................... USD 268 237,046
2,513,181
Colombia — 0.2%
Republic of Colombia
12.50% , 02/27/30 .................. COP 1,812,900 470,458
6.13% , 01/21/31 ................... USD 200 200,150
7.00% , 03/26/31 ................... COP 1,846,000 385,482
7.00% , 06/30/32 ................... 1,352,600 267,978
13.25% , 02/09/33 .................. 1,374,000 363,853
7.75% , 11/07/36 ................... USD 295 311,151
6.50% , 11/26/38 ................... EUR 136 157,623
7.25% , 10/26/50 ................... COP 929,400 150,158
12.00% , 03/13/58 .................. 2,010,200 504,690
2,811,543
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
.... USD 230 246,733
Czech Republic — 0.1%
Czech Republic
1.50% , 04/24/40 ................... CZK 26,160 814,783
4.00% , 04/04/44 ................... 3,820 157,961
972,744
Dominican Republic — 0.1%
Dominican Republic Government Bond
(b)
4.50% , 01/30/30 ................... USD 383 369,212
7.05% , 02/03/31 ................... 155 163,370
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.95% , 03/15/37 ................... USD 150 $ 156,600
689,182
Ecuador — 0.0%
Republic of Ecuador , 9.25% , 01/29/39
(b)
...... 230 237,820
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 160 182,019
9.45% , 02/04/33
(b)
.................. USD 200 215,322
7.50% , 02/16/61
(b)
.................. 200 159,835
557,176
Gabon — 0.0%
Gabon Government Bond , 9.50% , 02/18/29
(c)
.. 325 305,500
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05% , 10/04/32 ................... 300 326,640
6.60% , 06/13/36 ................... 225 240,483
567,123
Hungary — 0.2%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 355 360,547
3.00% , 08/21/30 ................... HUF 396,000 1,138,393
6.75% , 07/23/31 ................... 93,290 311,625
6.00% , 09/26/35
(c)
.................. USD 200 208,200
7.00% , 10/24/35 ................... HUF 57,850 199,542
5.50% , 03/26/36
(b)
.................. USD 200 200,150
6.25% , 09/23/37 ................... HUF 54,260 177,648
3.00% , 10/27/38 ................... 46,380 110,308
2,706,413
Indonesia — 0.2%
Republic of Indonesia
6.50% , 07/15/30 ................... IDR 37,819,000 2,171,651
5.88% , 03/15/31 ................... 20,296,000 1,131,468
3.88% , 01/15/33 ................... EUR 143 165,420
3,468,539
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
5.88% , 10/17/31
(c)
.................. 291 342,495
8.08% , 04/01/36
(b)
.................. USD 200 212,036
554,531
Jordan — 0.0%
Hashemite Kingdom of Jordan
7.50% , 01/13/29
(b)
.................. 200 207,504
5.85% , 07/07/30
(c)
.................. 200 199,346
406,850
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(b)
....... 200 211,150
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 200 204,200
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 302 303,036
Malaysia — 0.0%
Malaysia Government Bond , 4.18% , 05/16/44 .. MYR 1,532 395,739
Mexico — 0.4%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
. USD 465 468,115
Mex Bonos Desarr Fix Rt
2.75% , 11/27/31 ................... MXN 155 809,046
7.75% , 11/23/34 ................... 160 840,064

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
8.00% , 02/21/36 ................... MXN 163 $ 861,540
8.50% , 11/18/38 ................... 44 233,726
7.75% , 11/13/42 ................... 246 1,180,218
8.00% , 04/29/55 ................... 46 220,667
United Mexican States
5.38% , 03/22/33 ................... USD 245 240,835
6.13% , 02/09/38 ................... 200 197,800
5.13% , 03/19/38 ................... EUR 220 253,927
5,305,938
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
... 191 219,432
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 256 246,958
4.75% , 04/02/35
(b)
.................. EUR 279 329,191
576,149
Nigeria — 0.0%
Federal Republic of Nigeria
(b)
10.38% , 12/09/34 .................. USD 200 239,050
9.13% , 01/13/46 ................... 200 220,500
459,550
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 182 217,674
Oman — 0.0%
Oman Government Bond , 6.75% , 01/17/48
(c)
.. USD 260 283,327
Panama — 0.0%
Republic of Panama , 6.40% , 02/14/35 ....... 232 247,848
Paraguay — 0.1%
Republic of Paraguay
2.74% , 01/29/33
(c)
.................. 398 354,344
8.50% , 04/04/38
(b)
.................. PYG 2,330,000 380,532
734,876
Peru — 0.1%
Republic of Peru
1.86% , 12/01/32 ................... USD 203 168,033
7.60% , 08/12/39
(c)
.................. PEN 1,708 512,280
6.20% , 06/30/55 ................... USD 143 145,490
825,803
Philippines — 0.1%
Republic of Philippines
6.38% , 07/27/30 ................... PHP 114,900 1,836,133
5.93% , 02/23/36 ................... 19,000 286,511
2,122,644
Poland — 0.2%
Republic of Poland
1.75% , 08/25/31
(a)
.................. PLN 1,242 336,167
4.88% , 10/04/33 ................... USD 75 75,188
5.00% , 10/25/35 ................... PLN 7,840 2,046,218
2.00% , 08/25/36 ................... 709 178,514
5.50% , 04/04/53 ................... USD 235 219,107
2,855,194
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
(BISTREFI + 0.00%), 43.15% , 08/19/26
(a)
.. TRY 31,440 699,289
7.13% , 02/12/32 ................... USD 296 301,994
6.30% , 03/14/33 ................... 200 192,845
28.08% , 09/27/34 .................. TRY 8,500 164,884
1,359,012
Security
Par (000)
Par (000) Value
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. USD 72 $ 72,169
4.15% , 01/26/28 ................... RON 5,160 1,121,658
6.30% , 04/26/28 ................... 4,550 1,023,493
2.12% , 07/16/31
(c)
.................. EUR 351 358,900
4.63% , 03/04/33
(b)
.................. 204 226,780
6.25% , 09/10/34
(b)
.................. 284 340,921
6.75% , 07/11/39
(b)
.................. 127 150,172
6.50% , 10/07/45
(b)
.................. 177 200,010
3,494,103
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00% , 01/18/53
(b)
.. USD 200 172,368
Serbia — 0.1%
Republic of Serbia
4.25% , 05/06/31
(b)
.................. EUR 163 190,211
6.50% , 09/26/33
(c)
.................. USD 200 212,250
6.00% , 06/12/34
(b)
.................. 200 205,100
607,561
South Africa — 0.3%
Republic of South Africa
10.50% , 12/21/26 .................. ZAR 6,566 401,441
7.10% , 11/19/36
(b)
.................. USD 200 209,200
8.50% , 01/31/37 ................... ZAR 55,792 3,218,821
5.00% , 10/12/46 ................... USD 279 207,855
5.75% , 09/30/49 ................... 252 203,616
7.95% , 11/19/54
(b)
.................. 222 226,728
4,467,661
Suriname — 0.0%
Suriname Government International Bond ,
8.50% , 11/06/35
(b)
.................. 200 218,763
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.50% , 01/28/36
(b)
320 327,702
Ukraine — 0.0%
Ukraine Government Bond
(b)(f)
4.50% , 02/01/29 ................... 52 40,460
0.00% , 02/01/30 ................... 5 2,999
0.00% , 02/01/34 ................... 18 8,365
4.50% , 02/01/34 ................... 35 21,231
0.00% , 02/01/35 ................... 15 7,640
0.00% , 02/01/36 ................... 13 6,348
87,043
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 207 147,049
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00% , 10/29/35 ................... UYU 12,300 312,173
5.25% , 09/10/60 ................... USD 249 228,964
541,137
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 165 195,881
7.85% , 10/12/28 ................... USD 200 211,674
407,555
Total Foreign Government Obligations — 3 .1%
(Cost: $ 47,789,958 ) ............................... 48,287,019

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
(r)
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 72,346 $ 679,331
iShares Broad USD High Yield Corporate Bond
ETF
(g)
.......................... 589,224 21,936,810
iShares Core Dividend Growth ETF ........ 192,624 14,194,463
iShares Core MSCI Emerging Markets ETF ... 427,355 33,543,094
Total Investment Companies — 4 .5%
(Cost: $ 63,381,004 ) ............................... 70,353,698
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.24%, 11/25/46 .......... USD 51 43,373
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.15%, 07/25/46 ................. 114 105,340
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.05%, 04/25/47 ................. 132 121,375
Banc of America Funding Trust, Series 2006-H,
Class 5A1, (1-mo. CME Term SOFR at 0.36%
Floor and 10.50% Cap + 0.47%), 4.14%,
10/20/36
(a)
....................... 658 205,631
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 ........... 21 15,989
Barclays Mortgage Loan Trust, Series 2026-
NQM2, Class B1, 6.37%, 12/25/65
(a) (b)
..... 982 959,881
BCAP LLC Trust, Series 2015-RR5, Class 2A3,
4.04%, 01/26/46
(a) (b)
................. 513 481,755
COLT Mortgage Loan Trust, Series 2026-2, Class
B1, 6.16%, 03/25/71
(a) (b)
.............. 1,000 978,555
Cross Mortgage Trust
(a)(b)
Series 2026-NQM3, Class B1, 6.92%,
03/25/71 ...................... 1,500 1,464,614
Series 2026-NQM4, Class B1, 6.91%,
04/25/71 ...................... 2,580 2,517,101
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 .. 976 769,364
Series 2026-INV2, Class B1, 6.71%, 02/25/71 2,407 2,372,964
Ellington Financial Mortgage Trust
(a)(b)
Series 2026-INV2, Class B1, 6.23%, 02/25/71 1,000 973,391
Series 2026-NQM3, Class B1, 6.84%,
03/25/71 ...................... 1,000 980,106
Galton Funding Mortgage Trust, Series 2019-H1,
Class B2, 4.88%, 10/25/59
(a) (b)
.......... 800 638,648
GS Mortgage-Backed Securities Trust, Series
2026-DSC1, Class B1, 6.27%, 05/25/66
(a) (b)
. 500 493,061
GSMSC Resecuritization Trust, Series 2015-5R,
Class 1D, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 3.91%, 04/26/37
(a) (b)
...... 256 145,479
HarborView Mortgage Loan Trust, Series 2006-6,
Class 3A1A, 4.74%, 08/19/36
(a)
......... 50 39,062
J.P. Morgan Mortgage Trust
(a)(b)
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 972 956,853
Series 2026-VIS1, Class B2, 6.52%, 06/25/66 602 579,144
New Residential Mortgage Loan Trust
(a)(b)
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ...................... 400 395,284
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQM4, Class B1, 6.54%,
02/25/66 ...................... USD 1,000 $ 987,069
PRPM LLC, Series 2026-RCF2, Class M2,
5.50%, 03/25/56
(a) (b)
................. 1,174 1,115,813
PRPM Trust, Series 2026-NQM1, Class B1,
7.01%, 02/25/71
(a) (b)
................. 2,000 1,978,571
SG Residential Mortgage Trust, Series 2026-2,
Class B1, 6.64%, 04/25/66
(a) (b)
.......... 1,024 990,114
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (f)
...... 1,175 1,163,225
Verus Securitization Trust
(a)(b)
Series 2026-3, Class B1, 6.44%, 03/25/71 .. 1,000 990,974
Series 2026-3, Class B2, 6.81%, 03/25/71 .. 250 241,437
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-OA4, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.31%, 05/25/47
(a)
. 208 178,937
22,883,110
Commercial Mortgage-Backed Securities — 4.4%
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.35%,
07/15/41 ...................... 80 80,150
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.90%,
02/15/43 ...................... 1,000 1,000,000
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.00%,
02/15/43 ...................... 250 250,312
ARES Trust, Series 2026-TRON, Class A, (1-mo.
CME Term SOFR at 1.42% Floor + 1.42%),
5.07%, 05/15/28
(a) (b)
................. 815 814,941
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.10%,
10/15/34
(a) (b)
...................... 820 821,281
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.93%, 04/15/35
(a) (b)
...... 540 534,600
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,610 1,645,466
Series 2024-MAR, Class C, 7.77%, 12/10/41 470 484,592
BAMLL Commercial Mortgage Securities
Trust, Series 2026-HRHB, Class A, 1.00%,
05/05/40
(a) (b)
...................... 796 796,000
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.00%,
08/15/39 ...................... 1,304 1,306,356
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.51%,
02/15/42 ...................... 988 987,995
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.41%, 08/05/38 100 86,583
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.57%,
03/15/37 ...................... 500 472,500
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.47%, 10/15/35
(a) (b)
................. 946 7,086
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.50%, 08/15/42
(a) (b)
. 1,000 1,001,250
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.03%,
06/15/41
(a) (b)
...................... 290 290,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
10/15/41 ...................... USD 556 $ 557,368
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.35%,
08/15/41 ...................... 1,032 1,034,902
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.54%, 10/15/41 ................. 740 742,302
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.95%, 12/15/39 ................. 400 400,404
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
02/15/39 ...................... 257 256,942
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.20%, 06/15/37 ................. 69 69,232
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.17%, 11/15/41 . CAD 278 204,919
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
02/15/39 ...................... USD 472 471,960
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.05%,
03/15/41 ...................... 249 249,027
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.05%,
11/15/42 ...................... 887 888,197
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.10%, 04/15/40 ................. 806 806,506
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.03%,
04/15/43 ...................... 1,000 1,002,187
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.35%,
03/15/45 ...................... 1,000 998,125
BX Trust
(a)(b)
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.36%),
7.02%, 02/15/36 ................. 350 348,964
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.65%,
01/15/39 ...................... 410 409,872
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
06/15/41 ...................... 499 497,381
Series 2025-ARIA, Class A, 5.20%, 12/13/42 1,000 1,006,739
Series 2025-LIFE, Class A, 6.08%, 06/13/47 1,000 998,462
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
03/15/42 ...................... 770 766,631
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(a) (b)
...................... 281 227,947
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 440 420,183
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term SOFR
at 4.44% Floor + 4.44%), 8.09%, 08/15/36
(a) (b)
480 478,043
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.50%, 06/15/41
(a) (b)
...... 270 269,662
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.30%, 08/15/41
(a) (b)
................. USD 1,093 $ 1,092,051
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.05%, 02/15/43
(a) (b)
........... 1,000 998,130
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.01%, 11/15/42
(a) (b)
........... 660 660,412
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.54%,
08/15/34
(a) (b)
...................... 1,233 1,232,229
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 04/15/37
(a) (b)
........... 320 319,900
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.25%, 08/15/35
(a) (b)
................. 1,000 1,001,550
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
....................... 574 581,778
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.10%,
12/15/39
(a) (b)
...................... 1,150 1,150,765
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.90%,
02/15/41
(a) (b)
...................... 500 499,947
FS Trust, Series 2026-HULA, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.10%, 03/15/41
(a) (b)
................. 1,000 1,000,000
GGP, Series 2026-TY, Class A, 4.83%,
03/05/43
(a) (b)
...................... 1,000 990,129
Grace Trust, Series 2020-GRCE, Class A, 2.35%,
12/10/40
(b)
....................... 500 446,502
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.35%, 05/15/41 .. 455 455,853
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.20%, 03/15/39 ................. 73 73,091
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.75%,
03/15/28 ...................... 520 519,838
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.31%,
11/25/41 ...................... 1,001 1,001,016
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.50%, 10/15/41
(a) (b)
................. 137 137,393
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.20%, 05/15/37
(a) (b)
. 100 100,000
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 07/15/42
(a) (b)
........... 1,000 1,001,562
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.36%, 04/15/41
(a) (b)
. 1,000 1,001,563
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.92%, 10/15/36
(a) (b)
........... 280 277,025
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (b)
........... 680 695,561
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a) (b)
...... 880 900,817

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38 USD 1,000 $ 992,821
Series 2022-OPO, Class D, 3.56%, 01/05/39 250 190,250
Series 2024-OMNI, Class A, 5.99%, 10/05/39 290 292,822
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.28%, 06/15/39
(a) (b)
. 605 605,000
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.20%, 12/15/39
(a) (b)
. 1,087 1,087,275
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.05%, 08/17/42
(a) (b)
...... 940 940,113
LSTR Trust, Series 2026-HTL6, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.15%, 12/15/40
(a) (b)
................. 1,000 998,125
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.35%, 10/15/40
(a) (b)
................. 1,000 998,940
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.35%, 01/15/41
(a) (b)
................. 1,000 999,995
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 7.72%, 07/15/38
(a) (b)
. 138 137,586
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.05%, 03/15/36
(a) (b)
................. 1,000 998,755
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.02%, 07/15/51 . 160 153,253
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
238 183,580
MTN Commercial Mortgage Trust, Series 2026-
LPFX, Class A, 1.00%, 05/15/43
(a) (b)
...... 872 877,041
NCMF Trust, Series 2025-MFS, Class E, 7.78%,
06/10/33
(a) (b)
...................... 1,000 1,003,357
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.05%, 10/15/40
(a) (b)
. 1,000 999,376
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.40%,
10/15/40 ...................... 1,000 1,002,500
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.87%,
02/15/42 ...................... 960 957,000
Series 2026-1PARK, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.91%, 02/15/43 ................. 1,000 999,062
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
5.65%, 08/15/29
(a) (b)
................. 309 309,363
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.15%, 12/15/39
(a) (b)
................. 910 911,422
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.55%, 06/15/39
(a) (b)
................. 300 299,906
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.12%, 07/15/38
(a) (b)
. 100 18,645
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.80%, 03/15/43
(a) (b)
. 500 497,502
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 04/15/41
(a) (b)
........... USD 190 $ 190,000
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.15%, 09/15/42
(a) (b)
................. 977 979,442
SHOPS Commercial Mortgage Trust, Series
2026-CSTL, Class A, 1.00%, 05/15/39
(a) (b)
.. 780 780,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.60%, 10/15/41
(a) (b)
................. 400 401,399
SLG Office Trust
(a)(b)
Series 2026-OMA, Class A, 4.97%, 04/15/41 1,000 1,003,613
Series 2026-OMA, Class E, 6.96%, 04/15/41 1,000 1,005,060
Series 2026-OMA, Class F, 7.92%, 04/15/41 1,000 1,006,924
SWCH Commercial Mortgage Trust, Series 2025-
DATA, Class A, (1-mo. CME Term SOFR at
1.44% Floor + 1.44%), 5.10%, 02/15/42
(a) (b)
. 1,000 991,250
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.90%, 12/15/39
(a) (b)
. 1,150 1,150,000
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 260 260,392
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2024-2, Class M5, 10.72%, 04/25/54 . 275 279,906
Series 2025-5, Class M2, 6.31%, 12/25/55 .. 249 248,047
Series 2026-P1, Class A, 5.54%, 03/25/56 .. 2,608 2,597,273
Series 2026-P1, Class M1, 5.98%, 03/25/56 . 222 220,870
Series 2026-P1, Class M2, 6.46%, 03/25/56 . 207 205,187
Series 2026-P1, Class M3, 6.94%, 03/25/56 . 393 388,760
Series 2026-P1, Class M4, 9.53%, 03/25/56 . 264 260,098
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 4.95%, 01/15/59
(a)
... 149 143,448
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................. 1,000 1,028,698
69,416,235
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.64%,
10/15/48
(a) (b)
...................... 2,086 79
Total Non-Agency Mortgage-Backed Securities — 5 .8%
(Cost: $ 93,360,963 ) ............................... 92,299,424
Preferred Securities
Capital Trusts — 1.2%
Automobiles — 0.1%
(c)
Stellantis NV
(a)(p)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25%
(c)
....................... EUR 225 259,058
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 4.08%), 8.25%
(c)
......... GBP 175 231,676
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88%
(c)
....................... EUR 200 230,248
720,982
Banks — 0.3%
(a)(p)
AIB Group plc , (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(c)
.................. 200 238,648
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 739 762,178
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 49 49,523

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 200 $ 193,300
(USISSO05 + 5.78%), 9.63% ........... 455 507,762
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
....................... EUR 200 231,622
BPER Banca SpA , (5-Year EURIBOR ICE Swap
Rate at 0.00% Floor + 3.57%), 5.88%
(c)
.... 200 234,448
CaixaBank SA , (5-Year EURIBOR ICE Swap
Rate + 3.35%), 5.88%
(c)
.............. 200 232,363
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 652 661,544
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 299 300,809
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 157 159,402
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 80 80,981
JPMorgan Chase & Co. , Series PP , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.08%), 6.10% ............. 234 234,000
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 29 29,470
3,916,050
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (c) (p)
................ EUR 445 509,889
Capital Markets — 0.2%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. USD 100 96,760
Deutsche Bank AG
(p)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c)
....................... EUR 200 251,387
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 200 248,607
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 200 237,062
Goldman Sachs Group, Inc. (The)
(p)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... USD 142 146,292
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 259 260,934
UBS Group AG
(b)(p)
(USISSO05 + 3.12%), 6.60% ........... 200 201,673
(USISSO05 + 3.24%), 6.63% ........... 200 201,392
(USISSO05 + 4.16%), 7.75% ........... 200 213,351
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 200 233,408
(USISSO05 + 3.18%), 7.13% ........... 200 204,685
(USISSO05 + 3.30%), 7.00% ........... 200 203,532
2,499,083
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (p)
................. 200 207,102
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
(c)
Volkswagen International Finance NV
(a)(p)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49%
(c)
....................... EUR 100 $ 117,699
(EUAMDB08 + 3.49%), 5.99%
(c)
......... 100 118,243
235,942
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (c
) (p)
............................. 200 232,697
Diversified Telecommunication Services — 0.0%
(c)
Telefonica Emisiones SA
(a)(p)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
....................... 100 114,947
(EUAMDB08 + 2.13%), 4.88%
(c)
......... 100 113,836
228,783
Electric Utilities — 0.1%
(a)(c)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 28 29,253
Electricite de France SA
(p)
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38%
(c)
....................... EUR 300 342,561
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(c)
......... GBP 200 278,687
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. USD 77 80,628
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 133 135,731
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (p)
................. 200 217,260
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................... 195 194,961
1,279,081
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... 74 72,384
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 40 39,774
112,158
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (b)
................. 42 43,635
Hotels, Restaurants & Leisure — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.71%), 7.63%
(a) (c) (p)
................. 298 295,098
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(b)
.................. 215 226,556
AES Corp. (The)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% , 01/15/55 ................. 74 75,386

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% , 07/15/55 ................. USD 67 $ 65,362
Orsted A/S , (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(c)
........... EUR 100 118,390
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (p)
........................ USD 222 222,648
708,342
Insurance — 0.0%
(a)(c)(p)
Ageas SA , (5-Year EURIBOR ICE Swap Rate +
3.04%), 5.88% .................... EUR 200 233,852
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00% ........... 300 349,377
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75% ................... 200 233,599
816,828
Multi-Utilities — 0.0%
(a)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... USD 19 20,065
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c) (p)
......... EUR 100 114,137
134,202
Oil, Gas & Consumable Fuels — 0.3%
(a)
Enbridge, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................... USD 39 41,237
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(p)
....................... 186 186,219
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................. 95 100,702
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................. 309 317,259
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (p)
........................ 967 1,001,383
Var Energi ASA
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86% , 11/15/83
(c)
................ EUR 141 179,055
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95% , 04/29/86
(c)
................ 100 116,485
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (p)
.................. USD 782 773,431
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c) (p)
...... EUR 152 181,043
2,896,814
Paper & Forest Products — 0.0%
Stora Enso OYJ , (5-Year EURIBOR ICE Swap
Rate + 2.84%), 5.63%
(a) (c) (p)
............ 175 207,260
Passenger Airlines — 0.0%
(a)(c)
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(p)
.............. 100 112,812
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55 .... 200 229,988
342,800
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(c)
Bayer AG
(a)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82
(c)
................ EUR 200 $ 235,881
(5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82
(c)
................ 400 475,568
711,449
Real Estate Management & Development — 0.1%
(a)(p)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25%
(c)
....................... 494 548,824
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13%
(c)
....................... 100 110,098
Grand City Properties SA , (5-Year EURIBOR ICE
Swap Rate + 2.18%), 1.50%
(c)
.......... 300 350,742
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63%
(c)
............. 100 114,396
Vivion Investments SARL , (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13%
(c)
.......... 100 103,444
1,227,504
Wireless Telecommunication Services — 0.0%
(a)(c)
SoftBank Group Corp. , (5-Year EURIBOR ICE
Swap Rate + 4.46%), 6.50% , 10/29/62 .... 100 101,965
Telefonica Europe BV , (EUAMDB08 + 3.12%),
5.75%
(p)
......................... 100 121,771
Vodafone Group plc , Series 60NC10 , (5-Year
EUR Swap Annual + 3.48%), 3.00% , 08/27/80 500 555,785
779,521
Total Capital Trusts — 1 .2%
(Cost: $ 17,652,770 ) ............................... 18,105,220
Shares
Shares
Preferred Stocks — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) ... 809 29,437
Chemicals — 0.0%
FUCHS SE (Preference) ................ 1,111 52,392
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 2,539 184,758
IT Services — 0.0%
(e)
Veritas Newco ....................... 244 4,687
Veritas Newco, Series G-1
(a)
............. 168 3,238
7,925
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 1,124 33,865
Sirva-Bgrs Holdings, Inc. , 15.25%
(h)
........ 17 3,017
36,882
Total Preferred Stocks — 0.0%
(Cost: $ 335,890 ) ................................. 311,394
Total Preferred Securities — 1 .2%
(Cost: $ 17,988,660 ) ............................... 18,416,614

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
................. USD 334 $ 314,426
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 330,202 ) ................................. 314,426
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (h)
501 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 95.1%
(Cost: $ 1,452,034,855 ) ............................ 1,499,191,089
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.4%
Brazil — 0.2%
Letras do Tesouro Nacional Treasury Bills ,
13.71% , 10/01/26
(q)
................. BRL 17 3,171,459
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills , 22.93% ,
05/05/26
(q)
....................... EGP 55,600 1,034,749
Security
Par (000)
Par (000) Value
Mexico — 0.1%
Mexico Cetes
(q)
7.11% , 08/06/26 ................... MXN 2,277 $ 1,280,157
119.84% , 03/18/27 .................. 1,200 645,974
1,926,131
Total Foreign Government Obligations — 0 .4%
(Cost: $ 6,148,252 ) ............................... 6,132,339
Shares
Shares
Money Market Funds — 5.9%
(r)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(t)
................... 2,133,714 2,134,353
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% ..................... 91,733,500 91,733,500
Total Money Market Funds — 5 .9%
(Cost: $ 93,867,484 ) ............................... 93,867,853
Total Short-Term Securities — 6.3%
(Cost: $ 100,015,736 ) .............................. 100,000,192
Total Options Purchased — 0.0%
( Cost: $ 197,423 ) ................................. 128,062
Total Investments Before Options Written — 101 .4%
(Cost: $ 1,552,248,014 ) ............................ 1,599,319,343
Total Options Written — (0.0) %
(Premium Received — $ (179,925) ) .................... (209,141)
Total Investments Net of Options Written — 101 .4%
(Cost: $ 1,552,068,089 ) ............................ 1,599,110,202
Liabilities in Excess of Other Assets — (1.4) % ............. (21,975,749)
Net Assets — 100.0% ...............................
$ 1,577,134,453
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
All or a portion of this security is on loan.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,439,569, representing 0.22% of its net assets as of period end, and an original cost of $3,358,779.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Perpetual security with no stated maturity date.
(q)
Rates are discount rates or a range of discount rates as of period end.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,777,943 $ — $ (24,644,906)
(a)
$ 947 $ 369 $ 2,134,353 2,133,714 $ 13,036
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 106,248,961 — (14,515,461)
(a)
— — 91,733,500 91,733,500 2,767,818 —
BlackRock Allocation Target
Shares- High Income
Taxable Series , Class A
(c)
. — — — — — — — 1,997 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 662,179 33,321 — — (16,169) 679,331 72,346 32,152 —
iShares Broad USD High Yield
Corporate Bond ETF .... 66,100,584 — (43,999,051) 1,718,889 (1,883,612) 21,936,810 589,224 1,853,278 —
iShares Core Dividend Growth
ETF ................ 79,521,227 65,212,427 (135,210,682) 4,276,640 394,851 14,194,463 192,624 226,730 —
iShares Core MSCI Emerging
Markets ETF .......... — 33,612,165 (4,837,103) 286,438 4,481,594 33,543,094 427,355 456,068 —
iShares International Dividend
Growth ETF
(c)
......... 5,885,168 — (6,155,628) 953,719 (683,259) — — 33,525 —
$ 7,236,633 $ 2,293,774 $ 164,221,551 $ 5,384,604 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
GBP Currency ............................................................ 17 06/15/26 $ 1,445 $ 2,080
S&P 500 E-Mini Index ....................................................... 601 06/18/26 217,675 9,843,295
U.S. Treasury 10-Year Note ................................................... 496 06/18/26 54,831 (47,009)
U.S. Treasury Ultra Bond ..................................................... 3 06/18/26 345 (14,890)
MSCI EAFE Index ......................................................... 2 06/19/26 305 11,335
U.S. Treasury 5-Year Note .................................................... 3,319 06/30/26 357,856 (3,257,589)
6,537,222
Short Contracts
EUR Currency ............................................................ 143 06/15/26 21,021 (62,601)
U.S. Treasury 10-Year Ultra Note ............................................... 18 06/18/26 2,030 50,346
U.S. Treasury Long Bond ..................................................... 10 06/18/26 1,127 44,506
U.S. Treasury Ultra Bond ..................................................... 557 06/18/26 63,968 2,711,591
2,743,842
$ 9,281,064
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 20,437,882 USD 3,848,000 Barclays Bank plc 05/05/26 $ 278,253
BRL 31,062,940 USD 6,217,562 Citibank NA 05/05/26 53,809
BRL 1,485,410 USD 291,000 Goldman Sachs International 05/05/26 8,893
BRL 8,368,091 USD 1,678,469 HSBC Bank plc 05/05/26 10,985
COP 10,367,227,162 USD 2,698,852 Citibank NA 05/11/26 145,881
COP 2,309,018,300 USD 593,425 JPMorgan Chase Bank NA 05/11/26 40,162
GBP 110,000 USD 148,497 BNP Paribas SA 05/15/26 1,184
USD 371,876 CHF 290,000 Bank of America NA 05/15/26 274
USD 199,932 EUR 170,000 Bank of America NA 05/15/26 307
USD 57,217,691 EUR 48,460,000 Goldman Sachs International 05/15/26 312,828
USD 259,347 EUR 220,000 Natwest Markets plc 05/15/26 1,009
USD 11,789 EUR 10,000 UBS AG 05/15/26 46
EGP 5,743,000 USD 104,704 Morgan Stanley & Co. International plc 05/21/26 1,395
CZK 26,233,069 USD 1,257,965 Deutsche Bank AG 05/26/26 4,987
USD 2,164,740 CLP 1,927,376,450 Bank of America NA 05/26/26 22,689
USD 232,325 COP 831,260,065 JPMorgan Chase Bank NA 05/26/26 5,071
USD 1,775,934 IDR 30,622,258,323 Citibank NA 05/26/26 7,682
USD 238,516 MXN 4,146,026 UBS AG 05/26/26 1,622
USD 409,818 MYR 1,618,700 Barclays Bank plc 05/26/26 1,810
USD 294,874 PEN 1,017,210 HSBC Bank plc 05/26/26 5,317
USD 3,627,498 PHP 218,396,794 Barclays Bank plc 05/26/26 72,685
USD 2,249,960 RON 9,797,313 HSBC Bank plc 05/26/26 40,164
USD 2,542,910 ZAR 41,985,559 Royal Bank of Canada 05/26/26 26,688
INR 237,398,528 USD 2,491,000 Citibank NA 05/27/26 2,621
USD 830,000 INR 78,401,385 Citibank NA 05/27/26 6,476
BRL 17,689,523 USD 3,516,000 Citibank NA 06/02/26 28,804
BRL 10,898,566 USD 2,101,218 JPMorgan Chase Bank NA 06/02/26 82,746
HUF 258,606,420 USD 830,000 Barclays Bank plc 06/24/26 842
HUF 471,821,121 USD 1,514,500 Natwest Markets plc 06/24/26 1,351
JPY 98,686,913 USD 623,000 HSBC Bank plc 06/24/26 10,139
MXN 7,255,000 JPY 64,299,519 Citibank NA 06/24/26 970
PEN 4,402,154 USD 1,245,000 Citibank NA 06/24/26 5,783
USD 291,000 COP 1,050,219,000 Barclays Bank plc 06/24/26 5,717
USD 201,933 EUR 171,500 Goldman Sachs International 06/24/26 168
USD 830,000 INR 78,684,000 JPMorgan Chase Bank NA 06/24/26 5,995
USD 623,000 MXN 10,911,922 Citibank NA 06/24/26 1,085

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 2,309,018,300 USD 596,376 Citibank NA 07/07/26 $ 29,079
COP 2,974,730,076 USD 768,205 JPMorgan Chase Bank NA 07/07/26 37,575
USD 541,953 MXN 9,427,118 Barclays Bank plc 07/10/26 5,395
USD 1,272,954 MXN 22,240,153 HSBC Bank plc 07/10/26 7,123
AUD 383,000 USD 270,033 Natwest Markets plc 07/15/26 5,317
CAD 915,000 USD 666,037 Natwest Markets plc 07/15/26 9,680
CHF 7,000 USD 8,974 Natwest Markets plc 07/15/26 56
EUR 23,000 USD 26,965 Natwest Markets plc 07/15/26 118
GBP 54,000 USD 72,937 Natwest Markets plc 07/15/26 526
GBP 16,000 USD 21,519 Standard Chartered Bank 07/15/26 248
JPY 31,816,000 USD 201,075 Natwest Markets plc 07/15/26 3,397
NZD 299,000 USD 175,193 Natwest Markets plc 07/15/26 1,861
USD 35,425 EUR 30,000 Natwest Markets plc 07/15/26 98
USD 77,276 HKD 603,000 Standard Chartered Bank 07/15/26 85
USD 117,086 SGD 148,000 Natwest Markets plc 07/15/26 201
USD 4,419,324 EUR 3,732,370 Natwest Markets plc 07/16/26 24,193
USD 141,807 EUR 119,849 Societe Generale SA 07/16/26 676
COP 9,651,101,250 USD 2,597,000 Citibank NA 07/17/26 11,210
USD 235,734 MXN 4,115,773 Barclays Bank plc 07/23/26 1,734
USD 633,016 IDR 10,846,727,277 Bank of America NA 08/03/26 8,993
USD 401,351 IDR 6,936,151,266 Citibank NA 08/03/26 2,307
USD 114,842 IDR 1,958,631,948 Morgan Stanley & Co. International plc 08/03/26 2,160
USD 516,893 IDR 8,834,740,372 Societe Generale SA 08/03/26 8,622
MXN 38,180,000 USD 2,027,552 Morgan Stanley & Co. International plc 08/18/26 138,325
USD 135,371 MXN 2,376,754 Barclays Bank plc 08/18/26 542
USD 267,222 PEN 925,710 Citibank NA 10/23/26 5,540
1,501,499
PEN 2,775,438 USD 830,000 Citibank NA 05/04/26 (38,781)
USD 830,000 PEN 2,925,750 Citibank NA 05/04/26 (4,070)
USD 7,423,989 BRL 39,431,031 Barclays Bank plc 05/05/26 (536,836)
USD 4,139,000 BRL 20,845,595 Citibank NA 05/05/26 (69,567)
USD 604,455 COP 2,309,018,300 Citibank NA 05/11/26 (29,132)
USD 2,699,730 COP 10,367,227,161 JPMorgan Chase Bank NA 05/11/26 (145,002)
USD 105,385 EUR 90,000 Barclays Bank plc 05/15/26 (299)
USD 82,110 EUR 70,000 Goldman Sachs International 05/15/26 (89)
USD 6,738,510 GBP 4,970,000 UBS AG 05/15/26 (24,338)
PHP 16,284,076 USD 268,136 Citibank NA 05/26/26 (3,082)
PHP 59,348,891 USD 975,211 JPMorgan Chase Bank NA 05/26/26 (9,199)
USD 2,322,927 CZK 48,307,955 Deutsche Bank AG 05/26/26 (2,787)
USD 1,493,273 HUF 465,802,594 Deutsche Bank AG 05/26/26 (5,906)
USD 515,910 PLN 1,870,591 Barclays Bank plc 05/26/26 (124)
USD 110,588 HUF 34,662,673 Goldman Sachs International 05/29/26 (953)
USD 6,174,123 BRL 31,062,940 Citibank NA 06/02/26 (50,580)
USD 1,666,834 BRL 8,368,091 HSBC Bank plc 06/02/26 (10,048)
USD 460,511 BRL 2,567,716 JPMorgan Chase Bank NA 06/02/26 (54,034)
HUF 98,329,770 EUR 269,500 Barclays Bank plc 06/09/26 (645)
USD 189,770 CAD 259,000 Natwest Markets plc 06/17/26 (1,266)
USD 149,973 EUR 130,000 Natwest Markets plc 06/17/26 (2,920)
CHF 644,557 USD 830,000 Bank of America NA 06/24/26 (373)
CLP 1,608,691,770 USD 1,827,000 HSBC Bank plc 06/24/26 (39,095)
CNY 4,231,172 USD 622,500 Societe Generale SA 06/24/26 (829)
CZK 30,059,758 USD 1,451,000 Morgan Stanley & Co. International plc 06/24/26 (3,253)
IDR 35,605,962,500 USD 2,075,000 Citibank NA 06/24/26 (22,031)
INR 38,895,087 USD 415,000 Barclays Bank plc 06/24/26 (7,678)
KRW 1,041,057,360 USD 708,000 Barclays Bank plc 06/24/26 (363)
MXN 73,692,910 USD 4,234,000 HSBC Bank plc 06/24/26 (33,938)
MYR 16,361,790 USD 4,150,000 Barclays Bank plc 06/24/26 (21,935)
PEN 365,011 USD 106,000 Deutsche Bank AG 06/24/26 (2,289)
PLN 13,067,806 USD 3,613,000 Natwest Markets plc 06/24/26 (8,245)
THB 116,170,950 USD 3,612,000 HSBC Bank plc 06/24/26 (33,098)
USD 320,960 AUD 449,000 Morgan Stanley & Co. International plc 06/24/26 (1,977)
USD 415,000 CHF 326,315 Barclays Bank plc 06/24/26 (5,009)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 218,373 INR 20,856,805 Barclays Bank plc 06/24/26 $ (46)
USD 196,627 INR 18,819,170 Morgan Stanley & Co. International plc 06/24/26 (454)
ZAR 47,742,828 USD 2,888,000 Morgan Stanley & Co. International plc 06/24/26 (33,233)
USD 289,948 HUF 97,449,894 Natwest Markets plc 06/29/26 (23,040)
INR 39,653,250 USD 415,000 Citibank NA 07/06/26 (260)
USD 2,150,446 COP 8,325,990,283 Citibank NA 07/07/26 (104,857)
USD 1,448,156 COP 5,503,757,813 JPMorgan Chase Bank NA 07/07/26 (42,674)
USD 1,550,692 MXN 27,882,147 Barclays Bank plc 07/10/26 (36,261)
INR 20,765,407 USD 220,346 Barclays Bank plc 07/13/26 (3,368)
INR 37,970,272 USD 402,654 Goldman Sachs International 07/13/26 (5,903)
EUR 5,000 USD 5,915 Standard Chartered Bank 07/15/26 (27)
HKD 310,000 USD 39,730 Natwest Markets plc 07/15/26 (46)
SGD 31,000 USD 24,550 Natwest Markets plc 07/15/26 (67)
USD 23,476 AUD 33,000 Natwest Markets plc 07/15/26 (249)
USD 62,988 CAD 86,000 Natwest Markets plc 07/15/26 (521)
USD 11,720 CAD 16,000 Standard Chartered Bank 07/15/26 (96)
USD 169,189 CHF 132,000 Natwest Markets plc 07/15/26 (1,098)
USD 96,236 EUR 82,000 Natwest Markets plc 07/15/26 (321)
USD 165,719 EUR 141,000 Standard Chartered Bank 07/15/26 (312)
USD 31,927 JPY 5,049,000 Natwest Markets plc 07/15/26 (522)
USD 26,370 KRW 39,028,000 Standard Chartered Bank 07/15/26 (175)
USD 180,769 SGD 229,000 Standard Chartered Bank 07/15/26 (88)
EUR 297 USD 352 HSBC Bank plc 07/16/26 (2)
USD 189,772 EUR 161,945 Deutsche Bank AG 07/16/26 (930)
USD 1,568,217 PLN 5,763,988 Goldman Sachs International 08/06/26 (21,405)
USD 517,241 PLN 1,920,820 HSBC Bank plc 08/06/26 (12,492)
USD 1,221,343 ZAR 21,194,249 Citibank NA 08/17/26 (40,381)
USD 4,284,472 MXN 76,360,000 HSBC Bank plc 08/18/26 (47,280)
USD 249,000 INR 24,108,180 HSBC Bank plc 10/01/26 (555)
(1,546,434)
$ (44,935)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 83 $ 2
EUR Currency ................ One-Touch Bank of America NA 05/14/26 MXN 19.80 MXN 19.80 EUR 35 40
EUR Currency ................ One-Touch Deutsche Bank AG 05/14/26 USD 1.16 USD 1.16 EUR 35 3,598
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 107 2,849
EUR Currency ................ One-Touch Deutsche Bank AG 06/12/26 USD 1.15 USD 1.15 EUR 35 3,714
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 83 3,727
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 58 3,734
$ 17,664
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Deutsche Bank AG 05/06/26 ZAR 17.50 USD 104 $ 16
USD Currency ........................... Standard Chartered Bank 05/14/26 INR 92.80 USD 830 18,873
USD Currency ........................... Citibank NA 05/22/26 THB 32.50 USD 415 3,661
USD Currency ........................... Citibank NA 05/22/26 THB 32.70 USD 830 5,295
USD Currency ........................... Morgan Stanley & Co. International plc 05/22/26 COP 3,850.00 USD 830 2,167
USD Currency ........................... UBS AG 05/27/26 COP 3,920.00 USD 830 2,002
EUR Currency ........................... Barclays Bank plc 06/08/26 HUF 410.00 EUR 359 103

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Citibank NA 06/25/26 BRL 5.10 USD 830 $ 11,038
USD Currency ........................... Citibank NA 06/29/26 BRL 5.35 USD 312 1,611
44,766
Put
AUD Currency ........................... JPMorgan Chase Bank NA 05/04/26 USD 0.71 AUD 1,159 239
EUR Currency ........................... Goldman Sachs International 05/05/26 USD 1.15 EUR 1,062 68
USD Currency ........................... UBS AG 05/06/26 ZAR 16.80 USD 415 4,963
EUR Currency ........................... Barclays Bank plc 05/12/26 HUF 373.00 EUR 354 10,028
USD Currency ........................... Deutsche Bank AG 06/03/26 CLP 875.00 USD 415 2,086
USD Currency ........................... Societe Generale SA 06/05/26 HUF 329.00 USD 623 37,414
EUR Currency ........................... Bank of America NA 06/22/26 HUF 365.00 EUR 531 7,141
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 1,660 3,693
65,632
$ 110,398
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. UBS AG 05/06/26 ZAR 17.50 USD 104 $ (16)
USD Currency ............................. Citibank NA 05/11/26 CNH 6.82 USD 3,320 (7,992)
USD Currency ............................. Societe Generale SA 05/11/26 CNH 6.83 USD 830 (1,335)
USD Currency ............................. Citibank NA 05/14/26 CLP 910.00 USD 415 (2,890)
USD Currency ............................. Standard Chartered Bank 05/14/26 INR 92.80 USD 830 (18,873)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 4,000.00 USD 415 (325)
USD Currency ............................. Standard Chartered Bank 05/22/26 INR 94.00 USD 415 (5,279)
USD Currency ............................. UBS AG 05/27/26 COP 4,200.00 USD 1,245 (465)
EUR Currency ............................. Morgan Stanley & Co. International plc 06/08/26 HUF 410.00 EUR 359 (103)
USD Currency ............................. Citibank NA 06/25/26 BRL 5.30 USD 830 (4,749)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 623 (3,222)
USD Currency ............................. Goldman Sachs International 09/28/26 ZAR 17.40 USD 415 (8,660)
–
(53,909)
–
Put
EUR Currency ............................. Barclays Bank plc 05/12/26 HUF 365.00 EUR 531 (4,219)
USD Currency ............................. Barclays Bank plc 05/12/26 HUF 320.00 USD 415 (13,258)
USD Currency ............................. Citibank NA 05/14/26 CLP 910.00 USD 415 (7,592)
USD Currency ............................. Morgan Stanley & Co. International plc 05/15/26 COP 3,600.00 USD 208 (987)
USD Currency ............................. UBS AG 05/18/26 HUF 330.00 USD 830 (52,211)
USD Currency ............................. Bank of America NA 05/22/26 CLP 890.00 USD 332 (2,856)
USD Currency ............................. HSBC Bank plc 05/22/26 INR 94.00 USD 415 (666)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 3,600.00 USD 415 (2,994)
EUR Currency ............................. Societe Generale SA 06/05/26 HUF 372.00 EUR 539 (14,442)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.25 USD 623 (32,847)
EUR Currency ............................. Citibank NA 07/03/26 BRL 6.05 EUR 529 (20,688)
AUD Currency ............................. Citibank NA 07/16/26 USD 0.68 AUD 1,158 (2,472)
–
(155,232)
–
$ (209,141)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.86% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/05/26 3 .86 % CZK 33,017 $ —
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 28,736 $ (1,902) $ — $ (1,902)
3-mo. JIBAR Quarterly 7.42% Quarterly 06/17/26
(a)
06/17/27 ZAR 15,813 (194) — (194)
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 19,836 5,586 — 5,586
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 6,612 1,940 — 1,940
1-day
BZDIOVER At Termination 13.73% At Termination N/A 01/03/28 BRL 2,597 (778) — (778)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 5,192 (1,070) — (1,070)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 315 (29) — (29)
3-mo. JIBAR Quarterly 7.30% Quarterly 06/17/26
(a)
06/17/28 ZAR 6,427 (1,389) — (1,389)
4.15% Annual 6-mo. PRIBOR Semi-Annual 06/17/26
(a)
06/17/28 CZK 47,783 4,158 — 4,158
1-week
CNREPOFIX_
CFXS Quarterly 1.52% Quarterly N/A 12/17/28 CNY 3,030 481 — 481
1-week
CNREPOFIX_
CFXS Quarterly 1.53% Quarterly N/A 12/17/28 CNY 9,090 2,014 — 2,014
7.52% Quarterly 3-mo. JIBAR Quarterly 06/17/26
(a)
06/17/29 ZAR 15,813 195 — 195
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 2,409 (8,251) — (8,251)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,905 3,241 — 3,241
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,911 3,104 — 3,104
3.74% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/31 PLN 4,435 42,489 — 42,489
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 24,427 (2,966) — (2,966)
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 48,500 (6,329) — (6,329)
1-day THOR Quarterly 1.64% Quarterly 06/17/26
(a)
06/17/31 THB 16,703 (1,583) — (1,583)
1-day THOR Quarterly 1.65% Quarterly 06/17/26
(a)
06/17/31 THB 16,702 (1,287) — (1,287)
6-mo. PRIBOR Semi-Annual 4.37% Annual 06/17/26
(a)
06/17/31 CZK 10,024 (734) — (734)
6-mo. PRIBOR Semi-Annual 4.44% Annual 06/17/26
(a)
06/17/31 CZK 22,485 1,536 — 1,536
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 88,310 (5,851) — (5,851)
3-mo. JIBAR Quarterly 7.51% Quarterly 06/17/26
(a)
06/17/31 ZAR 6,813 (2,994) — (2,994)
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 1,722 9,507 — 9,507
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 1,722 3,690 — 3,690
4.22% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 3,319 14,387 — 14,387
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 29,292 8 — 8
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 29,165 163 — 163
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 29,744 497 — 497
$ 57,639 $ — $ 57,639
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 100 $ 1,054 $ (73) $ 1,127
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 41 2,200 2,930 (730)
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 133 8,678 6,084 2,594
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 60 3,915 2,375 1,540
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 58 3,784 2,074 1,710
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 56 3,654 2,033 1,621
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 46 3,394 3,544 (150)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 102 7,526 8,148 (622)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 250 38,970 25,232 13,738
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 139 21,684 19,908 1,776
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 45 7,559 6,574 985
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 45 7,536 5,193 2,343
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 330 43,254 29,522 13,732
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 61 5,687 6,842 (1,155)
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 61 7,525 7,336 189
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 157 12,523 12,952 (429)
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B EUR 48 3,829 3,960 (131)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 129 14,898 13,723 1,175
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 42 7,439 7,415 24
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 42 7,439 7,359 80
$ 212,548 $ 173,131 $ 39,417
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 1,233,241 $ (15,168) $ — $ (15,168)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 1,224,211 (14,735) — (14,735)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 2,430,512 (27,439) — (27,439)
4.50% Semi-Annual 1-day CLICP Semi-Annual Citibank NA N/A 12/17/27 CLP 1,621,074 10,869 — 10,869
4.59% Semi-Annual 1-day CLICP Semi-Annual HSBC Bank plc N/A 12/17/27 CLP 540,358 2,518 — 2,518
1-day IBR Quarterly 11.89% Quarterly Citibank NA 06/17/26
(a)
06/17/28 COP 4,408,834 (8,896) — (8,896)
1-day IBR Quarterly 12.38% Quarterly
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/28 COP 5,521,403 1,715 — 1,715
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 684,677 14,697 — 14,697

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 682,670 $ 14,312 $ — $ 14,312
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 1,338,772 26,725 — 26,725
11.87% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/30 COP 3,065,751 1,771 — 1,771
5.06% Semi-Annual 1-day CLICP Semi-Annual
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/31 CLP 430,616 657 — 657
11.10% Quarterly 1-day IBR Quarterly Citibank NA 06/17/26
(a)
06/17/33 COP 1,600,518 9,926 — 9,926
5.41% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 06/17/26
(a)
06/17/36 CLP 362,129 (2,498) — (2,498)
$ 14,454 $ — $ 14,454
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .53
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .34
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .87
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .40
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .78
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .25
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .66
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .78

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 132,139,802 $ — $ 132,139,802
Common Stocks
Aerospace & Defense .................................... 8,430,785 6,584,572 — 15,015,357
Air Freight & Logistics .................................... 1,466,838 316,954 — 1,783,792
Automobile Components .................................. 420,021 1,106,325 — 1,526,346
Automobiles .......................................... — 1,968,601 — 1,968,601
Banks ............................................... 9,296,764 31,572,891 13 40,869,668
Beverages ........................................... 3,738,603 494,430 — 4,233,033
Biotechnology ......................................... 2,883,570 1,022,352 — 3,905,922
Broadline Retail ........................................ 1,142,712 523,487 — 1,666,199
Building Products ....................................... 1,967,140 1,714,568 — 3,681,708
Capital Markets ........................................ 6,357,617 3,097,579 — 9,455,196
Chemicals ............................................ 3,326,122 2,507,865 — 5,833,987
Commercial Services & Supplies ............................. 1,342,048 1,168,744 35,835 2,546,627
Communications Equipment ................................ 1,448,752 857,805 — 2,306,557
Construction & Engineering ................................ 1,211,982 3,607,869 41,412 4,861,263
Construction Materials .................................... — 704,306 — 704,306
Consumer Finance ...................................... 1,673,095 — — 1,673,095
Consumer Staples Distribution & Retail ........................ 3,985,690 451,881 — 4,437,571
Containers & Packaging .................................. 1,047,056 61,301 — 1,108,357
Diversified REITs ....................................... 1,724,073 1,429,107 — 3,153,180
Diversified Telecommunication Services ........................ 3,455,918 2,644,198 — 6,100,116
Electric Utilities ........................................ 11,909,789 3,601,494 — 15,511,283
Electrical Equipment ..................................... 2,837,445 4,695,528 — 7,532,973
Electronic Equipment, Instruments & Components ................. 1,208,210 1,935,752 — 3,143,962
Energy Equipment & Services .............................. 336,367 77,218 — 413,585
Entertainment ......................................... 418,009 166,324 — 584,333
Financial Services ...................................... 2,163,091 668,324 83,827 2,915,242
Food Products ......................................... 2,195,047 2,616,349 — 4,811,396
Gas Utilities ........................................... 1,163,386 617,729 — 1,781,115
Ground Transportation ................................... 2,873,574 176,617 — 3,050,191
Health Care Equipment & Supplies ........................... 4,695,948 1,372,520 — 6,068,468
Health Care Providers & Services ............................ 7,045,632 276,715 — 7,322,347
Health Care REITs ...................................... 5,216,542 529,750 — 5,746,292
Health Care Technology .................................. — 8,669 — 8,669
Hotel & Resort REITs .................................... — 261,643 — 261,643
Hotels, Restaurants & Leisure .............................. 1,641,981 944,017 24,435 2,610,433
Household Durables ..................................... — 854,808 — 854,808
Household Products ..................................... 372,278 725,225 — 1,097,503

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ 218,135 $ 513,373 $ — $ 731,508
Industrial Conglomerates .................................. 168,035 2,659,244 — 2,827,279
Industrial REITs ........................................ 3,656,121 3,292,309 — 6,948,430
Insurance ............................................ 2,119,021 7,686,964 — 9,805,985
Interactive Media & Services ............................... 7,566,120 155,230 — 7,721,350
IT Services ........................................... 3,256,922 1,463,015 29,472 4,749,409
Leisure Products ....................................... 220,336 — — 220,336
Life Sciences Tools & Services .............................. 319,466 190,426 — 509,892
Machinery ............................................ 5,279,896 5,143,051 — 10,422,947
Marine Transportation .................................... 107,051 267,655 — 374,706
Media ............................................... 596,331 742,585 — 1,338,916
Metals & Mining ........................................ 941,675 3,105,653 — 4,047,328
Multi-Utilities .......................................... 5,032,028 1,497,754 — 6,529,782
Office REITs .......................................... 1,638,013 1,776 — 1,639,789
Oil, Gas & Consumable Fuels ............................... 13,517,840 5,709,053 6 19,226,899
Passenger Airlines ...................................... 188,804 167,424 — 356,228
Personal Care Products .................................. 96,889 710,412 — 807,301
Pharmaceuticals ....................................... 4,071,562 8,615,877 — 12,687,439
Professional Services .................................... 1,893,005 1,200,162 — 3,093,167
Real Estate Management & Development ....................... 531,955 4,627,689 1 5,159,645
Residential REITs ....................................... 4,633,531 233,714 — 4,867,245
Retail REITs .......................................... 3,595,548 560,278 — 4,155,826
Semiconductors & Semiconductor Equipment .................... 7,075,074 6,421,070 — 13,496,144
Software ............................................. 10,462,311 1,314,076 — 11,776,387
Specialized REITs ...................................... 6,767,558 536,055 — 7,303,613
Specialty Retail ........................................ 776,451 1,544,406 — 2,320,857
Technology Hardware, Storage & Peripherals .................... 2,320,678 1,820,835 — 4,141,513
Textiles, Apparel & Luxury Goods ............................ 148,811 1,424,029 — 1,572,840
Tobacco ............................................. 3,079,711 2,799,390 — 5,879,101
Trading Companies & Distributors ............................ 864,767 3,425,319 — 4,290,086
Transportation Infrastructure ............................... 185,366 2,265,631 7,397 2,458,394
Water Utilities ......................................... 467,944 388,566 — 856,510
Wireless Telecommunication Services ......................... 168,936 1,116,830 — 1,285,766
Corporate Bonds
Aerospace & Defense .................................... — 6,719,745 — 6,719,745
Air Freight & Logistics .................................... — 161,218 — 161,218
Automobile Components .................................. — 5,478,470 — 5,478,470
Automobiles .......................................... — 2,677,021 — 2,677,021
Banks ............................................... — 995,904 — 995,904
Biotechnology ......................................... — 961,525 — 961,525
Broadline Retail ........................................ — 1,138,507 — 1,138,507
Building Products ....................................... — 3,491,818 — 3,491,818
Capital Markets ........................................ — 1,346,106 — 1,346,106
Chemicals ............................................ — 11,125,120 — 11,125,120
Commercial Services & Supplies ............................. — 14,218,911 — 14,218,911
Construction & Engineering ................................ — 1,665,329 — 1,665,329
Consumer Finance ...................................... — 3,848,370 — 3,848,370
Consumer Staples Distribution & Retail ........................ — 3,226,764 — 3,226,764
Containers & Packaging .................................. — 6,408,441 — 6,408,441
Distributors ........................................... — 260,516 — 260,516
Diversified Consumer Services .............................. — 2,084,561 — 2,084,561
Diversified REITs ....................................... — 822,223 — 822,223
Diversified Telecommunication Services ........................ — 24,153,639 — 24,153,639
Electric Utilities ........................................ — 6,235,893 — 6,235,893
Electronic Equipment, Instruments & Components ................. — 1,011,735 — 1,011,735
Energy Equipment & Services .............................. — 4,105,577 — 4,105,577
Entertainment ......................................... — 977,353 — 977,353
Financial Services ...................................... — 8,895,452 — 8,895,452
Food Products ......................................... — 4,055,602 — 4,055,602
Gas Utilities ........................................... — 78,089 — 78,089
Ground Transportation ................................... — 4,880,215 — 4,880,215
Health Care Equipment & Supplies ........................... — 1,628,024 — 1,628,024
Health Care Providers & Services ............................ — 7,353,784 — 7,353,784
Health Care REITs ...................................... — 1,361,738 — 1,361,738
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ — $ 219,974 $ — $ 219,974
Hotel & Resort REITs .................................... — 2,749,083 — 2,749,083
Hotels, Restaurants & Leisure .............................. — 14,330,016 — 14,330,016
Household Durables ..................................... — 3,113,226 — 3,113,226
Independent Power and Renewable Electricity Producers ............ — 4,117,300 — 4,117,300
Insurance ............................................ — 15,710,143 — 15,710,143
Interactive Media & Services ............................... — 466,454 — 466,454
IT Services ........................................... — 11,371,677 123,000 11,494,677
Machinery ............................................ — 2,251,348 — 2,251,348
Media ............................................... — 12,503,318 — 12,503,318
Metals & Mining ........................................ — 8,494,954 — 8,494,954
Mortgage Real Estate Investment Trusts (REITs) .................. — 315,533 — 315,533
Office REITs .......................................... — 580,923 — 580,923
Oil, Gas & Consumable Fuels ............................... — 16,662,034 — 16,662,034
Paper & Forest Products .................................. — 685,266 — 685,266
Passenger Airlines ...................................... — 485,221 — 485,221
Personal Care Products .................................. — 531,886 — 531,886
Pharmaceuticals ....................................... — 5,165,624 — 5,165,624
Professional Services .................................... — 1,730,883 — 1,730,883
Real Estate Management & Development ....................... — 3,206,086 — 3,206,086
Retail REITs .......................................... — 130,168 — 130,168
Semiconductors & Semiconductor Equipment .................... — 808,513 — 808,513
Software ............................................. — 6,409,055 — 6,409,055
Specialized REITs ...................................... — 1,423,668 — 1,423,668
Specialty Retail ........................................ — 5,039,203 — 5,039,203
Technology Hardware, Storage & Peripherals .................... — 226,142 — 226,142
Textiles, Apparel & Luxury Goods ............................ — 2,142,948 — 2,142,948
Trading Companies & Distributors ............................ — 4,294,133 — 4,294,133
Transportation Infrastructure ............................... — — 6,222 6,222
Wireless Telecommunication Services ......................... — 6,404,568 — 6,404,568
Equity-Linked Notes ...................................... — 449,510,168 — 449,510,168
Fixed Rate Loan Interests ................................... — 392,287 — 392,287
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,818,253 — 2,818,253
Automobile Components .................................. — 1,935,728 — 1,935,728
Automobiles .......................................... — 482,151 — 482,151
Beverages ........................................... — 397,664 — 397,664
Biotechnology ......................................... — 503,078 — 503,078
Broadline Retail ........................................ — 606,902 — 606,902
Building Products ....................................... — 950,017 291,681 1,241,698
Capital Markets ........................................ — 4,787,380 — 4,787,380
Chemicals ............................................ — 3,133,163 269,255 3,402,418
Commercial Services & Supplies ............................. — 2,904,354 239,091 3,143,445
Communications Equipment ................................ — 283,926 — 283,926
Construction & Engineering ................................ — 881,190 322,946 1,204,136
Construction Materials .................................... — 1,486,965 — 1,486,965
Consumer Staples Distribution & Retail ........................ — 715,872 — 715,872
Containers & Packaging .................................. — 2,438,201 — 2,438,201
Diversified Consumer Services .............................. — 458,707 — 458,707
Diversified Telecommunication Services ........................ — 1,265,985 — 1,265,985
Electric Utilities ........................................ — 444,686 — 444,686
Electronic Equipment, Instruments & Components ................. — 598,951 242,907 841,858
Energy Equipment & Services .............................. — 291,742 — 291,742
Entertainment ......................................... — 2,772,145 — 2,772,145
Financial Services ...................................... — 2,585,438 — 2,585,438
Food Products ......................................... — 1,117,416 — 1,117,416
Gas Utilities ........................................... — 509,670 — 509,670
Ground Transportation ................................... — 636,121 — 636,121
Health Care Equipment & Supplies ........................... — 1,320,448 — 1,320,448
Health Care Providers & Services ............................ — 2,307,583 — 2,307,583
Health Care Technology .................................. — 1,011,228 160,003 1,171,231
Hotels, Restaurants & Leisure .............................. — 4,103,204 226,900 4,330,104
Household Durables ..................................... — 688,007 — 688,007
Household Products ..................................... — 211,798 — 211,798
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ — $ 593,901 $ — $ 593,901
Industrial Conglomerates .................................. — 1,926,648 — 1,926,648
Insurance ............................................ — 3,351,688 — 3,351,688
IT Services ........................................... — 2,855,210 — 2,855,210
Leisure Products ....................................... — 53,755 — 53,755
Life Sciences Tools & Services .............................. — 287,938 — 287,938
Machinery ............................................ — 3,394,700 76,904 3,471,604
Media ............................................... — 1,709,576 — 1,709,576
Multi-Utilities .......................................... — 368,493 — 368,493
Oil, Gas & Consumable Fuels ............................... — 1,689,580 — 1,689,580
Passenger Airlines ...................................... — 1,499,992 — 1,499,992
Pharmaceuticals ....................................... — 1,140,090 — 1,140,090
Professional Services .................................... — 1,435,280 — 1,435,280
Real Estate Management & Development ....................... — — 47,579 47,579
Semiconductors & Semiconductor Equipment .................... — 594,986 — 594,986
Software ............................................. — 6,438,485 — 6,438,485
Specialty Retail ........................................ — 1,190,135 — 1,190,135
Technology Hardware, Storage & Peripherals .................... — 339,318 — 339,318
Tobacco ............................................. — 15,962 — 15,962
Trading Companies & Distributors ............................ — 751,009 67,878 818,887
Transportation Infrastructure ............................... — 687,306 101,186 788,492
Wireless Telecommunication Services ......................... — 199,500 — 199,500
Foreign Agency Obligations ................................. — 3,045,835 — 3,045,835
Foreign Government Obligations .............................. — 48,287,019 — 48,287,019
Investment Companies .................................... 70,353,698 — — 70,353,698
Non-Agency Mortgage-Backed Securities ........................ — 92,299,424 — 92,299,424
Preferred Securities
Automobiles .......................................... — 750,419 — 750,419
Banks ............................................... — 3,916,050 — 3,916,050
Broadline Retail ........................................ — 509,889 — 509,889
Capital Markets ........................................ — 2,499,083 — 2,499,083
Chemicals ............................................ 52,392 — — 52,392
Construction Materials .................................... — 207,102 — 207,102
Consumer Finance ...................................... — 235,942 — 235,942
Diversified REITs ....................................... — 232,697 — 232,697
Diversified Telecommunication Services ........................ — 228,783 — 228,783
Electric Utilities ........................................ — 1,279,081 — 1,279,081
Financial Services ...................................... — 112,158 — 112,158
Gas Utilities ........................................... — 43,635 — 43,635
Hotels, Restaurants & Leisure .............................. — 295,098 — 295,098
Household Products ..................................... — 184,758 — 184,758
Independent Power and Renewable Electricity Producers ............ — 708,342 — 708,342
Insurance ............................................ — 816,828 — 816,828
IT Services ........................................... — 7,925 — 7,925
Machinery ............................................ — 33,865 3,017 36,882
Multi-Utilities .......................................... — 134,202 — 134,202
Oil, Gas & Consumable Fuels ............................... — 2,896,814 — 2,896,814
Paper & Forest Products .................................. — 207,260 — 207,260
Passenger Airlines ...................................... — 342,800 — 342,800
Pharmaceuticals ....................................... — 711,449 — 711,449
Real Estate Management & Development ....................... — 1,227,504 — 1,227,504
Wireless Telecommunication Services ......................... — 779,521 — 779,521
U.S. Government Sponsored Agency Securities .................... — 314,426 — 314,426
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 6,132,339 — 6,132,339
Money Market Funds ...................................... 93,867,853 — — 93,867,853
Options Purchased
Foreign currency exchange contracts ........................... — 128,062 — 128,062
Unfunded Floating Rate Loan Interests
(a)
........................... — 427 — 427
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (23) (2,613) (2,636)
$ 355,235,919 $ 1,241,682,861 $ 2,398,354 $ 1,599,317,134
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 42,634 $ — $ 42,634
Equity contracts ........................................... 9,854,630 — — 9,854,630
Foreign currency exchange contracts ............................ 2,080 1,501,499 — 1,503,579
Interest rate contracts ....................................... 2,806,443 176,186 — 2,982,629
Liabilities
Credit contracts ........................................... — (3,217) — (3,217)
Foreign currency exchange contracts ............................ (62,601) (1,755,575) — (1,818,176)
Interest rate contracts ....................................... (3,319,488) (104,093) — (3,423,581)
$ 9,281,064 $ (142,566) $ — $ 9,138,498
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)